As filed with Securities and Exchange Commission on September 6, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-09303 & 811-09923
Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust
(Exact name of registrant as specified in charter)
555 Taxter Road, Suite 175
Elmsford, NY 10523
(Address of principal executive offices) (Zip code)
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)
(800) 930-3828
Registrant’s telephone number, including area code
Date of fiscal year end: December 31, 2011
Date of reporting period: June 30, 2011

Item 1. Reports to Stockholders.

June 30, 2011 www.kineticsfunds.com

Semi-Annual Report

The Internet Fund The Global Fund The Paradigm Fund The Medical Fund The Small Cap Opportunities Fund The Market Opportunities Fund The Water Infrastructure Fund The Multi-Disciplinary Fund

Each a series of Kinetics Mutual Funds, Inc.

(Kinetics Mutual Funds, Inc. Logo)

KINETICS MUTUAL FUNDS, INC.
Table of Contents
June 30, 2011

KINETICS MUTUAL FUNDS, INC.
Shareholders’ Letter

Dear Fellow Shareholders:

We are pleased to present the Kinetics Mutual Funds’ (“Funds”) Semi-Annual Report for the six-month period ended June 30, 2011. On balance, the Kinetics Family of Mutual Funds did not meet our expectations for the first half of 2011, with returns of 1.46% for The Paradigm Fund, (0.64)% for The Small Cap Opportunities Fund, 2.97% for The Market Opportunities Fund, 11.01% for The Internet Fund, 15.81% for The Medical Fund, 2.51% for The Water Infrastructure Fund, (1.93)% for The Global Fund, and 6.49% for The Multi-Disciplinary Fund. This compares with first-half 2011 returns of 6.02% and 4.55% for the S&P 500 Index and the NASDAQ Composite Index, respectively.

Developed equity markets have remained resilient thus far in 2011 despite natural disasters, speculation over the solvency of euro-zone sovereigns, turmoil in the Middle East and a continued disagreement in the U.S. Congress over spending levels and the debt ceiling. The pace of the global economic recovery has fallen short of many expectations and certainly most desires. However, many developed nations must now embark on a path toward debt and spending reductions, while remaining vigilant not to tip the economy back into contraction. As a result we expect markets to continue to be volatile until there is greater clarity with respect to government policies and corporate results. The encouraging news is that amid all of this uncertainty, U.S. corporations have reached an all time peak in profitability, and are expected by many to continue to produce compelling results. The Funds are positioned in durable businesses with dedicated management teams and conservative capital structures. The broad based markets will face continued headwinds, which will make individual business selection of paramount importance. We believe that such an environment is much to the advantage of our dedicated value Funds.

Shareholders can continue to access additional information from our website, www.kineticsfunds.com. This website provides a broad array of information, including recent portfolio holdings, quarterly investment commentaries, conference call transcripts, newsflashes, recent performance data, and online access to account information.

Kinetics offers the following funds to investors:

The Paradigm Fund focuses on companies that are valued attractively and currently have, or are expected to soon have, sustainable high business returns. The Fund has produced attractive returns since its inception in an environment that should be described as difficult for equity investors. The Paradigm Fund is Kinetics’ flagship fund.

The Small Cap Opportunities Fund focuses on undervalued and special situation small capitalization equities that have the potential for rewarding long-term investment results. The same investment fundamentals employed by The Paradigm Fund are used to identify such opportunities.

The Medical Fund is a sector fund, offering an investment in scientific discovery within the promising field of medical research, particularly in the development of cancer treatments and therapies. As a sector fund, The Medical Fund is likely to have heightened volatility.

The Internet Fund is a sector fund that focuses on companies engaged in the evolution of Internet-related developments. As such, this Fund has been, and is likely to continue to be, quite volatile. The Internet Fund is not designed to be a major component of one’s equity exposure. More recently, this Fund has been focusing on content companies, which we believe will be the winners in the next generation of Internet development.

The Global Fund’s mandate was changed in early April 2008 and is now focused on selecting long life cycle international companies that can generate long-term wealth through their business operations. This Fund is presently finding exciting opportunities in the more developed markets.

The Market Opportunities Fund focuses on those companies that benefit from increasing transactional volume or throughput, such as publicly-traded exchanges and credit card processors, or companies that act as facilitators, such as gaming companies, airports and publicly-traded toll roads.

The Water Infrastructure Fund incorporates a blended strategy that invests in global companies engaged in water infrastructure and water-specific natural resources, as well as related activities. To supplement the equity investments, the Fund also utilizes The Multi-Disciplinary Fund’s options strategy employed upon water businesses. This provides the Fund equity exposure and exposure to the water industry, complemented by income from put options.

The Multi-Disciplinary Fund seeks to utilize stock options and fixed-income investments in order to provide investors with equity-like returns, but with more muted volatility. At times, the options strategies of the Fund may cause the manager to purchase equity securities.

Peter B. Doyle
President
Kinetics Mutual Funds, Inc.

KINETICS MUTUAL FUNDS, INC.
Investment Commentary

Dear Fellow Shareholders:

As we began penning this semi-annual letter, we felt compelled to reference our comments from mid-year 2010. In that letter, we made several market observations that could just as easily have been referring to current capital markets in 2011. Media outlets, politicians and financial professionals have returned their collective focus to the finances of various European nations, after not paying much attention to the topic for some months prior. In the 2010 letter, we had the benefit of writing in early August, far enough after quarter end for investors to have calmed their anxiety regarding these issues. It now appears that these concerns may not dissipate as quickly and easily as they did last year, and that a long-term solution is what these nations ultimately require for long-term growth and stability.

In last year’s semi-annual letter, we also commented on what we believed to be a “bubble in pessimism” that resulted in 10-year U.S. Treasury Notes offering a pre-tax yield of merely 2.72%. In the past 12 months, 10-year Notes have appreciated slightly and now offer a marginally higher pre-tax yield of 3.35%. Once this return is taxed and impacted for inflation, the real return is likely to be near breakeven. Investors must be expecting a very dire economic scenario in order to accept such mediocre returns. The general risk aversion and appetite for low-yielding U.S. Government securities has changed very little over the past year.

Despite the familiar financial landscape reminiscent of mid-year 2010, many factors have changed markedly over the past 12 months. The S&P 500 Index has climbed 30.69% since June 30, 2010 and the cash balances of the S&P 500 companies have increased an additional 12.92% in aggregate. Cash now represents approximately 21.50% of the S&P 500 Index valuation. Large corporate cash balances are comforting to fixed income investors, regulators and unnerved management teams. However, these large cash positions earn effectively nothing after taxes and inflation are considered, and are not an effective use of company capital. We have been disillusioned by the overly conservative capital management of many U.S. and multi-national corporations, which has contributed to our desire to seek out proactive managements that were able to improve their respective companies over the past several years, including during the crisis of 2008.

In our search for superior businesses we came across a common factor shared by nearly all of the companies: an “owner-operator.” We define owner-operator companies as follows: At owner-operator companies, decisions are made by a principal or owner rather than by agents or hired managers. The latter must manage their careers in relation to the short-term reactive expectations of shareholders and analysts, and must abide by arbitrarily set benchmarks including market share and revenue growth. They are reluctant to invest in their businesses during times of great economic uncertainty. Conversely, owner-operators are secure in their positions and are vested in the long-term success of their companies, and accordingly they tend to base their actions on long-term return-on-capital considerations. They have the strategic flexibility for choosing capital structures that enhance returns and limit risk. Owner-operators can choose to remain in a given business or to allocate capital elsewhere. They are positioned to take advantage of economically uncertain times and the investment opportunities they present, often at fire-sale prices. Owner-operated businesses exist in nearly every country and industry and range from very small micro-cap companies to enormous multi-national corporations. These businesses have demonstrated the ability to build shareholder value and maintain a focus on the long-term enhancement of the business. As such, it should come as no surprise that these companies have vastly outperformed the markets at large over the long term.

The investment team at Kinetics is in the process of incrementally increasing exposure to owner-operators in all of the portfolios. Although we did not employ the owner-operator moniker until recently, for years the portfolios have owned companies that meet this description including Berkshire Hathaway, Brookfield Asset Management, Icahn Enterprises and many more. We believe that an emphasis on these investment opportunities will be to the long-term benefit of our investors. As our long-term shareholders are aware, we are generally averse to frequent trading and take great pains to ensure that we have conviction that our decision to trade will result in favorable performance for our shareholders.

We believe that the owner-operator companies being purchased for our Funds have superior, shareholder interest-oriented managements to supplement very attractive business models. An observer could reasonably suppose that these companies would trade at valuation multiples well in excess of that of the market. Historically this has been the case. However, at present these companies in aggregate trade at a substantial discount to the major indexes and average peer corporations. We believe that this may be a byproduct of the proliferation of ETFs, which focus on float-adjusted share counts. Any company that actively buys back shares, reducing its float, becomes a lower weight for any indexes or ETFs that adjust based on share float. This reduction in weight in the portfolio is typically the opposite of the action that investors should take in this circumstance, as share repurchases reflect management’s belief in the value of the company shares. In any event, even without multiple expansions, many of these businesses have returns on equity near 15% and have historically grown book value at similar rates. Thus, the businesses can compound at very attractive rates for shareholders simply through the operations of the company.

Our Multi-Disciplinary Fund has continued to grow assets and has achieved strong performance with dampened volatility relative to the S&P 500 Index. Investors who are hesitant to invest in long-term equity products should review the prospectus for this Fund to learn more. The unique options strategy utilized by the Fund has been very effective, particularly applied to the aforementioned owner-operator companies.

As always, we appreciate the continued support and confidence of our shareholders. The investment environment remains somewhat uncertain due to a myriad of political and macroeconomic forces. Investing in owner-operated businesses offers what we believe to be a very attractive risk-adjusted return potential, especially considering the resilience and opportunistic nature of their management teams.

Peter B. Doyle
Chief Investment Strategist

Disclosure
This material is intended to be reviewed in conjunction with a current prospectus, which includes all fees and expenses that apply to a continued investment program, as well as information regarding the risk factors, policies and objectives of the Funds. Read it carefully before investing.

Mutual Fund investing involves risk. Principal loss is possible. Because The Internet Fund, The Medical Fund and The Water Infrastructure Fund invest in a single industry, their shares are subject to a higher degree of risk than funds with a higher level of diversification. Internet and biotechnology stocks are subject to a rate of change in technology, obsolescence and competition that is generally higher than that of other industries and have experienced extreme price and volume fluctuations. International investing [for The Global Fund, The Water Infrastructure Fund, The Paradigm Fund, The Market Opportunities Fund, The Small Cap Opportunities Fund, and The Internet Fund] presents special risks including currency exchange fluctuation, government regulations, and the potential for political and economic instability. Accordingly, the share price for these Funds is expected to be more volatile than that of a U.S.-only fund. Past performance is no guarantee of future performance.

Because smaller companies [for The Global Fund, The Small Cap Opportunities Fund and The Water Infrastructure Fund] often have narrower markets and limited financial resources, they present more risk than larger, more well established, companies.

Non-investment grade debt securities [for all Funds], i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. Further, options contain special risks including the imperfect correlation between the value of the option and the value of the underlying asset. Investments [for all Funds] in futures, swaps and other derivative instruments may result in loss as derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. To the extent the Funds segregate assets to cover derivative positions, they may impair their ability to meet current obligations, to honor requests for redemption and to manage the Funds in a manner consistent with their respective investment objectives. Purchasing and writing put and call options and, in particular, writing “uncovered” options are highly specialized activities that entail greater than ordinary investment risk.

As non-diversified Funds, the value of Fund shares may fluctuate more than shares invested in a broader range of industries and companies.

Unlike other investment companies that directly acquire and manage their own portfolios of securities, The Kinetics Mutual Funds pursue their investment objectives by investing all or generally all of their investable assets in a corresponding portfolio series of Kinetics Portfolios Trust.

The information concerning the Funds included in the shareholder report contains certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Portfolio composition is subject to change at any time.

The NASDAQ Composite (NASDAQ) and the Standard & Poor’s 500 Index (S&P 500) each represent an unmanaged, broad-basket of stocks. They are typically used as a proxy for overall market performance.

Distributor: Kinetics Funds Distributor, LLC is not an affiliate of Kinetics Mutual Funds, Inc. Kinetics Funds Distributor, LLC is an affiliate of Kinetics Asset Management, LLC, Investment Adviser to Kinetics Mutual Funds, Inc.

For more information, log onto www.kineticsfunds.com.

July 1, 2011 — Kinetics Asset Management, LLC.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Expense Example
June 30, 2011 (Unaudited)

Shareholders incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvestments of dividends or other distributions made by a Fund, redemption fees, and exchange fees, and (2), ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help investors understand the ongoing costs (in dollars) of investing in the Feeder Funds, as defined below, and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on January 1, 2011 and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses

The first line and second line items of the table below provide information about actual account values and actual expenses before and after expense reimbursement. Unlike other mutual funds that directly acquire and manage their own portfolio securities, each Feeder Fund invests all or generally all of its investable assets in a corresponding series of The Kinetics Portfolios Trust (each, a “Master Portfolio”, and together the “Master Portfolios”), a separately registered investment company. The Master Portfolio, in turn, invests in securities. With this type of organization, expenses can accrue specifically to the Master Portfolio or the Feeder Fund or both. The Adviser for the Master Portfolios has directed a certain amount of the Master Portfolio’s trades to brokers believed to provide the best execution and, as a result, the Master Portfolios have generated direct brokerage credits to reduce certain service provider fees. Each Feeder Fund records its proportionate share of the Master Portfolio’s expenses, including directed brokerage credits, on a daily basis. Any expense reductions include Feeder Fund-specific expenses as well as the expenses allocated from the Master Portfolio.

The Feeder Funds will charge shareholder fees for outgoing wire transfers, returned checks, and exchanges executed by telephone between the Feeder Fund and any other series of Kinetics Mutual Funds, Inc. The Feeder Funds’ transfer agent charges a $5.00 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Feeder Funds’ transfer agent does not charge a transaction fee for written exchange requests. IRA accounts are assessed a $15.00 annual fee. Finally, as a disincentive to market-timing transactions, the Feeder Funds will assess a 2.00% fee on the redemption or exchange of Fund shares held for less than 30 days. These fees will be paid to the Feeder Funds to help offset transaction costs. The Feeder Funds reserve the right to waive the redemption fee, subject

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Expense Example — (Continued)
June 30, 2011 (Unaudited)

to their sole discretion, in instances deemed not to be disadvantageous to the Feeder Funds or shareholders as described in the Funds’ prospectus.

You may use the information provided in the first line, together with the amounts you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The third and fourth line items of the table below provide information about hypothetical account values and hypothetical expenses before and after expense reimbursements based on the Feeder Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Feeder Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses one paid for the period. You may use this information to compare the ongoing costs of investing in the Feeder Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight one’s ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help one determine the relative total costs of owning different funds. In if these transactional costs were included, one’s costs would have been higher.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Expense Example — (Continued)
June 30, 2011 (Unaudited)

	Beginning	Ending
	Account	Account		Expenses Paid
	Value	Value	Annualized	During Period*
	(1/1/11)	(6/30/11)	Expense Ratio	(1/1/11 to 6/30/11)
The Internet Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$1,110.10	1.94%	$10.15
No Load Class Actual — after expense reimbursement	$1,000.00	$1,110.10	1.89%	$9.89
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,015.18	1.94%	$9.69
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,015.43	1.89%	$9.44
Advisor Class A Actual — before expense reimbursement	$1,000.00	$1,108.70	2.19%	$11.45
Advisor Class A Actual — after expense reimbursement	$1,000.00	$1,108.70	2.14%	$11.19
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,013.94	2.19%	$10.94
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,014.19	2.14%	$10.69
Advisor Class C Actual — before expense reimbursement	$1,000.00	$1,105.90	2.69%	$14.05
Advisor Class C Actual — after expense reimbursement	$1,000.00	$1,105.90	2.64%	$13.78
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,011.46	2.69%	$13.42
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,011.71	2.64%	$13.17
The Global Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$980.70	3.88%	$19.05
No Load Class Actual — after expense reimbursement	$1,000.00	$980.70	1.39%	$6.83
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,005.56	3.88%	$19.29
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.91	1.39%	$6.95
Advisor Class A Actual — before expense reimbursement	$1,000.00	$978.60	4.13%	$20.26
Advisor Class A Actual — after expense reimbursement	$1,000.00	$978.60	1.64%	$8.05
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,004.32	4.13%	$20.52
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.67	1.64%	$8.20
Advisor Class C Actual — before expense reimbursement	$1,000.00	$976.30	4.63%	$22.69
Advisor Class C Actual — after expense reimbursement	$1,000.00	$976.30	2.14%	$10.49

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Expense Example — (Continued)
June 30, 2011 (Unaudited)

	Beginning	Ending
	Account	Account		Expenses Paid
	Value	Value	Annualized	During Period*
	(1/1/11)	(6/30/11)	Expense Ratio	(1/1/11 to 6/30/11)
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,001.84	4.63%	$22.98
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,014.19	2.14%	$10.69
The Paradigm Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$1,014.60	1.77%	$8.84
No Load Class Actual — after expense reimbursement	$1,000.00	$1,014.60	1.64%	$8.19
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,016.02	1.77%	$8.85
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.67	1.64%	$8.20
Advisor Class A Actual — before expense reimbursement	$1,000.00	$1,013.50	2.02%	$10.08
Advisor Class A Actual — after expense reimbursement	$1,000.00	$1,013.50	1.89%	$9.44
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,014.78	2.02%	$10.09
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,015.43	1.89%	$9.44
Advisor Class C Actual — before expense reimbursement	$1,000.00	$1,011.20	2.52%	$12.57
Advisor Class C Actual — after expense reimbursement	$1,000.00	$1,011.20	2.39%	$11.92
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,012.30	2.52%	$12.57
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,012.95	2.39%	$11.93
Institutional Actual — before expense reimbursement	$1,000.00	$1,015.50	1.72%	$8.60
Institutional Actual — after expense reimbursement	$1,000.00	$1,015.50	1.44%	$7.20
Institutional Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,016.27	1.72%	$8.60
Institutional Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.66	1.44%	$7.20
The Medical Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$1,158.10	1.98%	$10.59
No Load Class Actual — after expense reimbursement	$1,000.00	$1,158.10	1.39%	$7.44
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,014.98	1.98%	$9.89
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.91	1.39%	$6.95

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Expense Example — (Continued)
June 30, 2011 (Unaudited)

	Beginning	Ending
	Account	Account		Expenses Paid
	Value	Value	Annualized	During Period*
	(1/1/11)	(6/30/11)	Expense Ratio	(1/1/11 to 6/30/11)
Advisor Class A Actual — before expense reimbursement	$1,000.00	$1,155.80	2.23%	$11.92
Advisor Class A Actual — after expense reimbursement	$1,000.00	$1,155.80	1.64%	$8.77
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,013.74	2.23%	$11.13
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.67	1.64%	$8.20
Advisor Class C Actual — before expense reimbursement	$1,000.00	$1,153.40	2.73%	$14.58
Advisor Class C Actual — after expense reimbursement	$1,000.00	$1,153.40	2.14%	$11.43
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,011.26	2.73%	$13.61
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,014.19	2.14%	$10.69
The Small Cap Opportunities Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$993.60	1.89%	$9.34
No Load Class Actual — after expense reimbursement	$1,000.00	$993.60	1.64%	$8.11
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,015.43	1.89%	$9.44
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.67	1.64%	$8.20
Advisor Class A Actual — before expense reimbursement	$1,000.00	$992.60	2.14%	$10.57
Advisor Class A Actual — after expense reimbursement	$1,000.00	$992.60	1.89%	$9.34
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,014.19	2.14%	$10.69
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,015.43	1.89%	$9.44
Advisor Class C Actual — before expense reimbursement	$1,000.00	$989.90	2.64%	$13.03
Advisor Class C Actual — after expense reimbursement	$1,000.00	$989.90	2.39%	$11.79
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,011.71	2.64%	$13.17
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,012.95	2.39%	$11.93
Institutional Actual — before expense reimbursement	$1,000.00	$994.50	1.84%	$9.10
Institutional Actual — after expense reimbursement	$1,000.00	$994.50	1.44%	$7.12
Institutional Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,015.68	1.84%	$9.20

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Expense Example — (Continued)
June 30, 2011 (Unaudited)

	Beginning	Ending
	Account	Account		Expenses Paid
	Value	Value	Annualized	During Period*
	(1/1/11)	(6/30/11)	Expense Ratio	(1/1/11 to 6/30/11)
Institutional Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.66	1.44%	$7.20
The Market Opportunities Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$1,029.70	1.93%	$9.71
No Load Class Actual — after expense reimbursement	$1,000.00	$1,029.70	1.64%	$8.25
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,015.23	1.93%	$9.64
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.67	1.64%	$8.20
Advisor Class A Actual — before expense reimbursement	$1,000.00	$1,028.90	2.18%	$10.97
Advisor Class A Actual — after expense reimbursement	$1,000.00	$1,028.90	1.89%	$9.51
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,013.99	2.18%	$10.89
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,015.43	1.89%	$9.44
Advisor Class C Actual — before expense reimbursement	$1,000.00	$1,026.50	2.68%	$13.47
Advisor Class C Actual — after expense reimbursement	$1,000.00	$1,026.50	2.39%	$12.01
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,011.51	2.68%	$13.37
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,012.95	2.39%	$11.93
Institutional Actual — before expense reimbursement	$1,000.00	$1,030.50	1.88%	$9.46
Institutional Actual — after expense reimbursement	$1,000.00	$1,030.50	1.44%	$7.25
Institutional Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,015.48	1.88%	$9.39
Institutional Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.66	1.44%	$7.20
The Water Infrastructure Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$1,025.10	2.26%	$11.35
No Load Class Actual — after expense reimbursement	$1,000.00	$1,025.10	1.64%	$8.23
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,013.59	2.26%	$11.28
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.67	1.64%	$8.20
Advisor Class A Actual — before expense reimbursement	$1,000.00	$1,024.00	2.51%	$12.60

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Expense Example — (Continued)
June 30, 2011 (Unaudited)

	Beginning	Ending
	Account	Account		Expenses Paid
	Value	Value	Annualized	During Period*
	(1/1/11)	(6/30/11)	Expense Ratio	(1/1/11 to 6/30/11)
Advisor Class A Actual — after expense reimbursement	$1,000.00	$1,024.00	1.89%	$9.48
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,012.35	2.51%	$12.52
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,015.43	1.89%	$9.44
Advisor Class C Actual — before expense reimbursement	$1,000.00	$1,021.80	3.01%	$15.09
Advisor Class C Actual — after expense reimbursement	$1,000.00	$1,021.80	2.39%	$11.98
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,009.87	3.01%	$15.00
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,012.95	2.39%	$11.93
Institutional Actual — before expense reimbursement	$1,000.00	$1,029.70	2.21%	$11.12
Institutional Actual — after expense reimbursement	$1,000.00	$1,029.70	1.44%	$7.25
Institutional Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,013.84	2.21%	$11.04
Institutional Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.66	1.44%	$7.20
The Multi-Disciplinary Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$1,064.90	2.68%	$13.72
No Load Class Actual — after expense reimbursement	$1,000.00	$1,064.90	1.49%	$7.63
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,011.51	2.68%	$13.37
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.41	1.49%	$7.45
Advisor Class A Actual — before expense reimbursement	$1,000.00	$1,063.30	2.93%	$14.99
Advisor Class A Actual — after expense reimbursement	$1,000.00	$1,063.30	1.74%	$8.90
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,010.27	2.93%	$14.60
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.17	1.74%	$8.70
Advisor Class C Actual — before expense reimbursement	$1,000.00	$1,061.40	3.43%	$17.53
Advisor Class C Actual — after expense reimbursement	$1,000.00	$1,061.40	2.24%	$11.45
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,007.79	3.43%	$17.08
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,013.69	2.24%	$11.18

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Expense Example — (Continued)
June 30, 2011 (Unaudited)

	Beginning	Ending
	Account	Account		Expenses Paid
	Value	Value	Annualized	During Period*
	(1/1/11)	(6/30/11)	Expense Ratio	(1/1/11 to 6/30/11)
Institutional Actual — before expense reimbursement	$1,000.00	$1,065.60	2.63%	$13.47
Institutional Actual — after expense reimbursement	$1,000.00	$1,065.60	1.29%	$6.61
Institutional Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,011.76	2.63%	$13.12
Institutional Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,018.40	1.29%	$6.46

Note:	Each Feeder Fund records its proportionate share of the respective Master Portfolio’s expenses, including directed brokerage credits, on a daily basis. Any expense reduction includes Feeder Fund-specific expenses as well as the expenses allocated for the Master Portfolio.

*	Expenses are equal to the Feeder Fund’s annualized expense ratio before expense reimbursement and after expense reimbursement multiplied by the average account value over the period, multiplied by 181/365.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Assets & Liabilities
June 30, 2011 (Unaudited)

	The Internet	The Global
	Fund	Fund

ASSETS:
Investments in the Master Portfolio, at value*	$123,526,025	$5,162,639
Receivable from Adviser	29,160	9,384
Receivable for Master Portfolio interest sold	8,416	712
Receivable for Fund shares sold	16,363	—
Prepaid expenses and other assets	24,377	22,523

Total Assets	123,604,341	5,195,258

LIABILITIES:
Payable to Directors and Officers	1,769	82
Payable for Fund shares repurchased	24,779	712
Payable for shareholder servicing fees	24,471	1,050
Payable for distribution fees	386	165
Accrued expenses and other liabilities	74,048	12,390

Total Liabilities	125,453	14,399

Net Assets	$123,478,888	$5,180,859

NET ASSETS CONSIST OF:
Paid in capital	$88,140,955	$6,048,673
Accumulated net investment income (loss)	(642,832)	17,823
Accumulated net realized loss on investments and foreign currency	(6,609,109)	(1,049,222)
Net unrealized appreciation on:
Investments and foreign currency	42,589,874	163,585

Net Assets	$123,478,888	$5,180,859

CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net Assets	$122,044,725	$4,405,853
Shares outstanding	2,951,202	962,170
Net asset value per share (offering price and redemption price)	$41.35	$4.58

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net Assets	$1,328,391	$693,218
Shares outstanding	32,650	151,324
Net asset value per share (redemption price)	$40.69	$4.58

Offering price per share ($40.69 divided by .9425 and $4.58 divided by .9425)	$43.17	$4.86

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net Assets	$105,772	$81,788
Shares outstanding	2,672	18,041
Net asset value per share (offering price and redemption price)	$39.59	$4.53

*	Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Fund’s financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Assets & Liabilities — (Continued)
June 30, 2011 (Unaudited)

	The Paradigm	The Medical
	Fund	Fund

ASSETS:
Investments in the Master Portfolio, at value*	$1,151,940,358	$34,567,786
Receivable from Adviser	160,049	18,426
Receivable for Master Portfolio interest sold	1,270,451	5,446
Receivable for Fund shares sold	1,166,481	427
Prepaid expenses and other assets	59,689	19,179

Total Assets	1,154,597,028	34,611,264

LIABILITIES:
Payable to Directors and Officers	17,566	453
Payable for Fund shares repurchased	2,436,931	5,873
Payable for shareholder servicing fees	208,177	6,995
Payable for distribution fees	178,720	1,588
Accrued expenses and other liabilities	351,133	20,406

Total Liabilities	3,192,527	35,315

Net Assets	$1,151,404,501	$34,575,949

NET ASSETS CONSIST OF:
Paid in capital	$1,882,901,458	$29,915,220
Accumulated net investment income (loss)	(11,588,879)	233,551
Accumulated net realized gain (loss) on investments and foreign currency	(873,196,955)	41,189
Net unrealized appreciation on:
Investments and foreign currency	153,288,877	4,385,989

Net Assets	$1,151,404,501	$34,575,949

CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net Assets	$643,144,640	$29,310,131
Shares outstanding	27,193,713	1,299,213
Net asset value per share (offering price and redemption price)	$23.65	$22.56

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net Assets	$206,340,573	$4,452,225
Shares outstanding	8,873,167	202,045
Net asset value per share (redemption price)	$23.25	$22.04

Offering price per share ($23.25 divided by .9425 and $22.04 divided by .9425)	$24.67	$23.38

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net Assets	$141,622,281	$813,593
Shares outstanding	6,295,304	37,315
Net asset value per share (offering price and redemption price)	$22.50	$21.80

CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net Assets	$160,297,007	N/A
Shares outstanding	6,791,291	N/A
Net asset value per share (offering price and redemption price)	$23.60	N/A

*	Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Fund’s financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Assets & Liabilities — (Continued)
June 30, 2011 (Unaudited)

	The Small Cap	The Market
	Opportunities	Opportunities
	Fund	Fund

ASSETS:
Investments in the Master Portfolio, at value*	$113,011,821	$50,237,072
Receivable from Adviser	17,802	18,467
Receivable for Master Portfolio interest sold	201,757	48,392
Receivable for Fund shares sold	45,628	5,657
Prepaid expenses and other assets	30,291	30,473

Total Assets	113,307,299	50,340,061

LIABILITIES:
Payable to Directors and Officers	1,901	774
Payable for Fund shares repurchased	247,385	54,050
Payable for shareholder servicing fees	22,008	10,139
Payable for distribution fees	5,002	5,399
Accrued expenses and other liabilities	58,231	22,164

Total Liabilities	334,527	92,526

Net Assets	$112,972,772	$50,247,535

NET ASSETS CONSIST OF:
Paid in capital	$273,040,102	$78,299,405
Accumulated net investment loss	(1,195,940)	(2,114,256)
Accumulated net realized loss on investments and foreign currency	(175,416,114)	(34,157,832)
Net unrealized appreciation on:
Investments and foreign currency	16,544,724	8,220,218

Net Assets	$112,972,772	$50,247,535

CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net Assets	$93,059,912	$34,808,966
Shares outstanding	4,016,703	2,950,529
Net asset value per share (offering price and redemption price)	$23.17	$11.80

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net Assets	$9,709,776	$10,028,184
Shares outstanding	425,736	852,966
Net asset value per share (redemption price)	$22.81	$11.76

Offering price per share ($22.81 divided by .9425 and $11.76 divided by .9425)	$24.20	$12.48

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net Assets	$3,053,907	$5,234,161
Shares outstanding	136,039	451,402
Net asset value per share (offering price and redemption price)	$22.45	$11.60

CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net Assets	$7,149,177	$176,224
Shares outstanding	306,553	14,893
Net asset value per share (offering price and redemption price)	$23.32	$11.83

*	Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Fund’s financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Assets & Liabilities — (Continued)
June 30, 2011 (Unaudited)

	The Water	The Multi-
	Infrastructure	Disciplinary
	Fund	Fund

ASSETS:
Investments in the Master Portfolio, at value*	$18,283,848	$16,989,872
Receivable from Adviser	10,875	7,902
Receivable for Master Portfolio interest sold	80,353	—
Receivable for Fund shares sold	100	576,459
Prepaid expenses and other assets	38,065	26,239

Total Assets	18,413,241	17,600,472

LIABILITIES:
Payable for Master Portfolio interest purchased	—	576,459
Payable to Directors and Officers	286	119
Payable for Fund shares repurchased	80,453	—
Payable for shareholder servicing fees	3,554	2,401
Payable for distribution fees	3,505	681
Accrued expenses and other liabilities	19,445	13,163

Total Liabilities	107,243	592,823

Net Assets	$18,305,998	$17,007,649

NET ASSETS CONSIST OF:
Paid in capital	$26,081,146	$16,501,250
Accumulated net investment income (loss)	43,544	(21,581)
Accumulated net realized gain (loss) on investments, foreign currency and written option contracts	(8,274,690)	169,577
Net unrealized appreciation on:
Investments and foreign currency	79,164	119,067
Written option contracts	376,834	239,336

Net Assets	$18,305,998	$17,007,649

CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net Assets	$6,903,112	$10,840,793
Shares outstanding	803,350	989,003
Net asset value per share (offering price and redemption price)	$8.59	$10.96

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net Assets	$7,367,990	$1,204,724
Shares outstanding	861,627	110,275
Net asset value per share (redemption price)	$8.55	$10.92

Offering price per share ($8.55 divided by .9425 and $10.92 divided by .9425)	$9.07	$11.59

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net Assets	$2,796,627	$1,065,848
Shares outstanding	331,770	98,069
Net asset value per share (offering price and redemption price)	$8.43	$10.87

CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net Assets	$1,238,269	$3,896,284
Shares outstanding	142,893	354,422
Net asset value per share (offering price and redemption price)	$8.67	$10.99

*	Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Fund’s financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Operations
For the Six Months Ended June 30, 2011 (Unaudited)

	The Internet	The Global
	Fund	Fund

INVESTMENT INCOME (LOSS) ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$380,323	$79,145
Interest	3	—
Income from securities lending	67,519	498
Expenses allocated from Master Portfolio	(842,575)	(58,507)

Net investment income (loss) from Master Portfolio	(394,730)	21,136

EXPENSES:
Distribution fees — Advisor Class A	1,772	880
Distribution fees — Advisor Class C	607	240
Shareholder servicing fees — Advisor Class A	1,772	880
Shareholder servicing fees — Advisor Class C	202	80
Shareholder servicing fees — No Load Class	149,137	5,748
Transfer agent fees and expenses	83,829	9,816
Reports to shareholders	35,961	1,778
Administration fees	21,693	965
Professional fees	6,167	4,332
Directors’ and Officers’ fees and expenses	4,652	201
Registration fees	23,578	21,559
Fund accounting fees	3,052	134
Other expenses	2,282	111

Total expenses	334,704	46,724
Less, expense reimbursement	(32,502)	(66,812)

Net expenses	302,202	(20,088)

Net investment income (loss)	(696,932)	41,224

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	17,169,857	251,528
Net change in unrealized depreciation of:
Investments and foreign currency	(3,982,488)	(403,974)

Net gain (loss) on investments	13,187,369	(152,446)

Net increase (decrease) in net assets resulting from operations	$12,490,437	$(111,222)

† Net of Foreign Taxes Withheld of:	$9,288	$10,097

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2011 (Unaudited)

	The Paradigm	The Medical
	Fund	Fund

INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$7,520,240	$415,564
Interest	183,241	—
Income from securities lending	958,149	18,756
Expenses allocated from Master Portfolio	(8,188,844)	(218,836)

Net investment income from Master Portfolio	472,786	215,484

EXPENSES:
Distribution fees — Advisor Class A	275,038	5,342
Distribution fees — Advisor Class C	558,042	2,762
Shareholder servicing fees — Advisor Class A	275,038	5,342
Shareholder servicing fees — Advisor Class C	186,014	920
Shareholder servicing fees — No Load Class	842,424	33,455
Shareholder servicing fees — Institutional Class	151,609	—
Transfer agent fees and expenses	328,282	15,831
Reports to shareholders	151,642	6,041
Administration fees	216,507	5,611
Professional fees	68,491	3,437
Directors’ and Officers’ fees and expenses	45,057	1,166
Registration fees	40,580	22,351
Fund accounting fees	30,870	784
Other expenses	25,007	593

Total expenses	3,194,601	103,635
Less, expense waiver for Institutional Class shareholder servicing fees	(113,707)	—
Less, expense reimbursement	(794,269)	(93,538)

Net expenses	2,286,625	10,097

Net investment income (loss)	(1,813,839)	205,387

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	148,163,527	719,065
Realized gain distributions received from other investment companies	7,906	—
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(128,317,821)	3,703,533

Net gain on investments	19,853,612	4,422,598

Net increase in net assets resulting from operations	$18,039,773	$4,627,985

† Net of Foreign Taxes Withheld of:	$403,895	$28,647

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2011 (Unaudited)

	The Small Cap	The Market
	Opportunities	Opportunities
	Fund	Fund

INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$924,187	$451,104
Interest	1	18
Income from securities lending	38,822	18,203
Expenses allocated from Master Portfolio	(916,200)	(381,525)

Net investment income from Master Portfolio	46,810	87,800

EXPENSES:
Distribution fees — Advisor Class A	13,300	14,422
Distribution fees — Advisor Class C	12,222	20,429
Shareholder servicing fees — Advisor Class A	13,300	14,422
Shareholder servicing fees — Advisor Class C	4,074	6,810
Shareholder servicing fees — No Load Class	132,324	44,781
Shareholder servicing fees — Institutional Class	8,637	193
Transfer agent fees and expenses	44,676	18,052
Reports to shareholders	23,258	3,442
Administration fees	23,784	9,631
Professional fees	6,033	3,992
Directors’ and Officers’ fees and expenses	4,909	2,032
Registration fees	29,189	25,308
Fund accounting fees	3,360	1,345
Other expenses	3,236	1,176

Total expenses	322,302	166,035
Less, expense waiver for Institutional Class shareholder servicing fees	(6,478)	(145)
Less, expense reimbursement	(162,289)	(78,130)

Net expenses	153,535	87,760

Net investment income (loss)	(106,725)	40

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	13,502,912	657,234
Realized gain distributions received from other investment companies	—	3,214
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(14,030,589)	986,832

Net gain (loss) on investments	(527,677)	1,647,280

Net increase (decrease) in net assets resulting from operations	$(634,402)	$1,647,320

† Net of Foreign Taxes Withheld of:	$53,967	$27,503

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2011 (Unaudited)

	The Water	The Multi-
	Infrastructure	Disciplinary
	Fund	Fund

INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$24,787	$—
Interest	229,642	332,159
Income from securities lending	2,119	214
Expenses allocated from Master Portfolio	(135,972)	(72,970)

Net investment income from Master Portfolio	120,576	259,403

EXPENSES:
Distribution fees — Advisor Class A	10,125	570
Distribution fees — Advisor Class C	10,643	2,121
Shareholder servicing fees — Advisor Class A	10,125	570
Shareholder servicing fees — Advisor Class C	3,548	707
Shareholder servicing fees — No Load Class	8,688	8,804
Shareholder servicing fees — Institutional Class	1,710	1,521
Transfer agent fees and expenses	13,530	10,835
Reports to shareholders	10,276	249
Administration fees	3,462	1,541
Professional fees	4,699	2,418
Directors’ and Officers’ fees and expenses	747	321
Registration fees	27,670	27,658
Fund accounting fees	490	230
Other expenses	472	70

Total expenses	106,185	57,615
Less, expense waiver for Institutional Class shareholder servicing fees	(1,283)	(1,141)
Less, expense reimbursement	(61,110)	(56,865)

Net expenses	43,792	(391)

Net investment income	76,784	259,794

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain (loss) on:
Investments and foreign currency	(382,276)	(8,036)
Written option contracts expired or closed	1,524,227	174,616
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	58,437	49,842
Written option contracts	(786,607)	73,209

Net gain on investments	413,781	289,631

Net increase in net assets resulting from operations	$490,565	$549,425

† Net of Foreign Taxes Withheld of:	$2,110	$—

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets

	The Internet Fund		The Global Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
	(Unaudited)		(Unaudited)

OPERATIONS:
Net investment income (loss)	$(696,932)	$(913,022)	$41,224	$24,135
Net realized gain on sale of investments and foreign currency	17,169,857	3,608,256	251,528	621,170
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	(3,982,488)	18,103,348	(403,974)	246,651

Net increase (decrease) in net assets resulting from operations	12,490,437	20,798,582	(111,222)	891,956

DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:
Net investment income:	—	—	—	(43,877)

Total distributions	—	—	—	(43,877)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:
Net investment income:	—	—	—	(5,645)

Total distributions	—	—	—	(5,645)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS C:
Net investment income:	—	—	—	(303)

Total distributions	—	—	—	(303)

CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	4,684,348	3,021,151	654,755	1,128,676
Redemption fees	404	170	61	102
Proceeds from shares issued to holders in reinvestment of dividends	—	—	—	43,193
Cost of shares redeemed	(8,045,978)	(15,163,154)	(694,739)	(1,733,680)

Net decrease in net assets resulting from capital share transactions	(3,361,226)	(12,141,833)	(39,923)	(561,709)

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	218,094	1,362,470	11,000	289,022
Redemption fees	165	16	—	14
Proceeds from shares issued to holders in reinvestment of dividends	—	—	—	1,741
Cost of shares redeemed	(929,252)	(412,504)	(9,855)	(50,310)

Net increase (decrease) in net assets resulting from capital share transactions	(710,993)	949,982	1,145	240,467

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Internet Fund		The Global Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
	(Unaudited)		(Unaudited)

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:
Proceeds from shares sold	$20,495	$43,167	$29,647	$24,258
Redemption fees	—	—	—	—
Proceeds from shares issued to holders in reinvestment of dividends	—	—	—	303
Cost of shares redeemed	(133,615)	—	(11,298)	(6,489)

Net increase (decrease) in net assets resulting from capital share transactions	(113,120)	43,167	18,349	18,072

TOTAL INCREASE (DECREASE) IN NET ASSETS:	8,305,098	9,649,898	(131,651)	538,961
NET ASSETS:
Beginning of period	115,173,790	105,523,892	5,312,510	4,773,549

End of period*	$123,478,888	$115,173,790	$5,180,859	$5,312,510

*Including undistributed net investment income (loss) of:	$(642,832)	$54,100	$17,823	$(23,401)

CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	115,130	92,334	139,608	281,577
Shares issued in reinvestments of dividends and distributions	—	—	—	9,289
Shares redeemed	(199,802)	(461,380)	(149,177)	(433,433)

Net decrease in shares outstanding	(84,672)	(369,046)	(9,569)	(142,567)

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	5,334	39,616	2,368	69,249
Shares issued in reinvestments of dividends and distributions	—	—	—	373
Shares redeemed	(24,255)	(12,363)	(2,139)	(12,056)

Net increase (decrease) in shares outstanding	(18,921)	27,253	229	57,566

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:
Shares sold	526	1,472	6,599	6,225
Shares issued in reinvestments of dividends and distributions	—	—	—	65
Shares redeemed	(3,340)	—	(2,376)	(1,651)

Net increase (decrease) in shares outstanding	(2,814)	1,472	4,223	4,639

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
	(Unaudited)		(Unaudited)

OPERATIONS:
Net investment income (loss)	$(1,813,839)	$5,338,769	$205,387	$155,037
Net realized gain (loss) on sale of investments and foreign currency and distributions received from other investment companies	148,171,433	(106,442,949)	719,065	(220,195)
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(128,317,821)	278,030,932	3,703,533	1,376,200

Net increase in net assets resulting from operations	18,039,773	176,926,752	4,627,985	1,311,042

DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:
Net investment income:	—	(10,863,592)	—	(141,862)

Total distributions	—	(10,863,592)	—	(141,862)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:
Net investment income:	—	(3,108,298)	—	(12,747)

Total distributions	—	(3,108,298)	—	(12,747)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS C:
Net investment income:	—	(1,760,303)	—	(688)

Total distributions	—	(1,760,303)	—	(688)

DISTRIBUTIONS TO SHAREHOLDERS — INSTITUTIONAL CLASS:
Net investment income:	—	(2,558,528)	N/A	N/A

Total distributions	—	(2,558,528)	N/A	N/A

CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	53,534,611	102,887,659	2,834,259	10,282,693
Redemption fees	5,432	13,160	334	132
Proceeds from shares issued to holders in reinvestment of dividends	—	10,197,239	—	140,271
Cost of shares redeemed	(108,276,924)	(340,164,186)	(3,210,155)	(6,758,118)

Net increase (decrease) in net assets resulting from capital share transactions	(54,736,881)	(227,066,128)	(375,562)	3,664,978

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	12,938,327	26,261,163	430,245	1,196,355
Redemption fees	1,816	4,893	—	177
Proceeds from shares issued to holders in reinvestment of dividends	—	2,635,918	—	7,167
Cost of shares redeemed	(36,313,974)	(85,179,916)	(798,749)	(1,492,863)

Net decrease in net assets resulting from capital share transactions	(23,373,831)	(56,277,942)	(368,504)	(289,164)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
	(Unaudited)		(Unaudited)

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:
Proceeds from shares sold	$4,763,585	$8,298,564	$46,630	$356,622
Redemption fees	120	712	—	—
Proceeds from shares issued to holders in reinvestment of dividends	—	1,536,819	—	441
Cost of shares redeemed	(17,529,578)	(47,196,534)	(30,578)	(139,626)

Net increase (decrease) in net assets resulting from capital share transactions	(12,765,873)	(37,360,439)	16,052	217,437

CAPITAL SHARE TRANSACTIONS — INSTITUTIONAL CLASS:
Proceeds from shares sold	30,564,544	49,106,216	N/A	N/A
Redemption fees	544	541	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	—	2,167,870	N/A	N/A
Cost of shares redeemed	(14,475,430)	(53,388,379)	N/A	N/A

Net increase (decrease) in net assets resulting from capital share transactions	16,089,658	(2,113,752)	N/A	N/A

TOTAL INCREASE (DECREASE) IN NET ASSETS:	(56,747,154)	(164,182,230)	3,899,971	4,748,996
NET ASSETS:
Beginning of period	1,208,151,655	1,372,333,885	30,675,978	25,926,982

End of period*	$1,151,404,501	$1,208,151,655	$34,575,949	$30,675,978

*Including undistributed net investment income (loss) of:	$(11,588,879)	$(9,775,040)	$233,551	$28,164

CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	2,233,260	4,985,324	135,476	545,733
Shares issued in reinvestments of dividends and distributions	—	439,158	—	7,182
Shares redeemed	(4,517,678)	(16,845,311)	(159,195)	(355,336)

Net increase (decrease) in shares outstanding	(2,284,418)	(11,420,829)	(23,719)	197,579

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	548,573	1,278,667	21,237	64,338
Shares issued in reinvestments of dividends and distributions	—	115,297	—	375
Shares redeemed	(1,535,583)	(4,218,313)	(39,965)	(80,705)

Net decrease in shares outstanding	(987,010)	(2,824,349)	(18,728)	(15,992)

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:
Shares sold	206,065	417,554	2,268	19,193
Shares issued in reinvestments of dividends and distributions	—	69,320	—	23
Shares redeemed	(766,494)	(2,404,604)	(1,566)	(7,443)

Net increase (decrease) in shares outstanding	(560,429)	(1,917,730)	702	11,773

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
	(Unaudited)		(Unaudited)

CHANGES IN SHARES OUTSTANDING — INSTITUTIONAL CLASS:
Shares sold	1,277,388	2,381,963	N/A	N/A
Shares issued in reinvestments of dividends and distributions	—	93,604	N/A	N/A
Shares redeemed	(605,367)	(2,583,750)	N/A	N/A

Net increase (decrease) in shares outstanding	672,021	(108,183)	N/A	N/A

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Small Cap Opportunities Fund		The Market Opportunities Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
	(Unaudited)		(Unaudited)

OPERATIONS:
Net investment income (loss)	$(106,725)	$(359,966)	$40	$121,463
Net realized gain (loss) on sale of investments and foreign currency and distributions received from other investment companies	13,502,912	(588,589)	660,448	(336,643)
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(14,030,589)	20,471,453	986,832	6,167,781

Net increase (decrease) in net assets resulting from operations	(634,402)	19,522,898	1,647,320	5,952,601

DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:
Net investment income:	—	(2,187,430)	—	(1,939,475)

Total distributions	—	(2,187,430)	—	(1,939,475)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:
Net investment income:	—	(165,531)	—	(677,980)

Total distributions	—	(165,531)	—	(677,980)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS C:
Net investment income:	—	(35,675)	—	(243,526)

Total distributions	—	(35,675)	—	(243,526)

DISTRIBUTIONS TO SHAREHOLDERS — INSTITUTIONAL CLASS:
Net investment income:	—	(163,727)	—	(11,629)

Total distributions	—	(163,727)	—	(11,629)

CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	1,419,902	14,985,968	318,578	2,555,924
Redemption fees	99	3,294	10	309
Proceeds from shares issued to holders in reinvestment of dividends	—	2,097,736	—	1,892,329
Cost of shares redeemed	(38,128,679)	(62,304,199)	(5,154,230)	(9,242,637)

Net decrease in net assets resulting from capital share transactions	(36,708,678)	(45,217,201)	(4,835,642)	(4,794,075)

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	552,683	2,116,520	192,570	2,148,005
Redemption fees	—	717	30	4,256
Proceeds from shares issued to holders in reinvestment of dividends	—	132,990	—	533,060
Cost of shares redeemed	(2,284,309)	(6,197,572)	(4,746,380)	(7,979,700)

Net decrease in net assets resulting from capital share transactions	(1,731,626)	(3,947,345)	(4,553,780)	(5,294,379)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Small Cap Opportunities Fund		The Market Opportunities Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
	(Unaudited)		(Unaudited)

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:
Proceeds from shares sold	$49,106	$411,674	$116,197	$594,179
Redemption fees	—	—	—	2,058
Proceeds from shares issued to holders in reinvestment of dividends	—	21,022	—	208,569
Cost of shares redeemed	(415,649)	(1,792,550)	(596,255)	(1,567,544)

Net decrease in net assets resulting from capital share transactions	(366,543)	(1,359,854)	(480,058)	(762,738)

CAPITAL SHARE TRANSACTIONS — INSTITUTIONAL CLASS:
Proceeds from shares sold	530,840	1,069,997	—	193,362
Redemption fees	—	14	—	—
Proceeds from shares issued to holders in reinvestment of dividends	—	111,423	—	603
Cost of shares redeemed	(3,162,881)	(12,224,759)	(41,035)	(11,602)

Net increase (decrease) in net assets resulting from capital share transactions	(2,632,041)	(11,043,325)	(41,035)	182,363

TOTAL DECREASE IN NET ASSETS:	(42,073,290)	(44,597,190)	(8,263,195)	(7,588,838)
NET ASSETS:
Beginning of period	155,046,062	199,643,252	58,510,730	66,099,568

End of period*	$112,972,772	$155,046,062	$50,247,535	$58,510,730

*Including undistributed net investment loss of:	$(1,195,940)	$(1,089,215)	$(2,114,256)	$(2,114,296)

CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	60,466	663,539	26,682	234,324
Shares issued in reinvestments of dividends and distributions	—	90,071	—	165,414
Shares redeemed	(1,630,827)	(2,905,365)	(442,361)	(841,037)

Net decrease in shares outstanding	(1,570,361)	(2,151,755)	(415,679)	(441,299)

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	23,882	103,386	16,530	192,473
Shares issued in reinvestments of dividends and distributions	—	5,792	—	46,719
Shares redeemed	(98,922)	(302,155)	(403,032)	(736,967)

Net decrease in shares outstanding	(75,040)	(192,977)	(386,502)	(497,775)

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:
Shares sold	2,134	19,435	9,951	54,608
Shares issued in reinvestments of dividends and distributions	—	928	—	18,490
Shares redeemed	(18,247)	(87,406)	(51,336)	(146,542)

Net decrease in shares outstanding	(16,113)	(67,043)	(41,385)	(73,444)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Small Cap Opportunities Fund		The Market Opportunities Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
	(Unaudited)		(Unaudited)

CHANGES IN SHARES OUTSTANDING — INSTITUTIONAL CLASS:
Shares sold	22,552	49,716	—	17,668
Shares issued in reinvestments of dividends and distributions	—	4,757	—	53
Shares redeemed	(134,278)	(580,939)	(3,566)	(1,020)

Net increase (decrease) in shares outstanding	(111,726)	(526,466)	(3,566)	16,701

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Water Infrastructure Fund		The Multi-Disciplinary Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
	(Unaudited)		(Unaudited)

OPERATIONS:
Net investment income	$76,784	$181,587	$259,794	$76,552
Net realized gain (loss) on sale of investments, foreign currency and written options contracts expired or closed	1,141,951	(2,474,817)	166,580	102,161
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	(728,170)	806,181	123,051	151,265

Net increase (decrease) in net assets resulting from operations	490,565	(1,487,049)	549,425	329,978

DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:
Net investment income:	—	(60,253)	(173,448)	(75,832)
Net realized gains	—	—	—	(97,584)

Total distributions	—	(60,253)	(173,448)	(173,416)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:
Net investment income:	—	(56,524)	(17,045)	(7,026)
Net realized gains	—	—	—	(9,873)

Total distributions	—	(56,524)	(17,045)	(16,899)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS C:
Net investment income:	—	(3,967)	(15,494)	(3,169)
Net realized gains	—	—	—	(3,569)

Total distributions	—	(3,967)	(15,494)	(6,738)

DISTRIBUTIONS TO SHAREHOLDERS — INSTITUTIONAL CLASS:
Net investment income:	—	(44,989)	(62,535)	(4,248)
Net realized gains	—	—	—	(3,925)

Total distributions	—	(44,989)	(62,535)	(8,173)

CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	715,400	3,810,415	7,332,782	2,878,206
Redemption fees	24	101	1,870	51
Proceeds from shares issued to holders in reinvestment of dividends	—	54,002	91,290	122,312
Cost of shares redeemed	(991,103)	(3,555,293)	(307,265)	(554,675)

Net increase (decrease) in net assets resulting from capital share transactions	(275,679)	309,225	7,118,677	2,445,894

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	734,186	6,375,421	869,761	309,589
Redemption fees	457	1,662	—	—
Proceeds from shares issued to holders in reinvestment of dividends	—	50,605	16,618	16,899
Cost of shares redeemed	(3,670,630)	(5,936,700)	(53,339)	(79,254)

Net increase (decrease) in net assets resulting from capital share transactions	(2,935,987)	490,988	833,040	247,234

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Water Infrastructure Fund		The Multi-Disciplinary Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
	(Unaudited)		(Unaudited)

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:
Proceeds from shares sold	$606,296	$1,279,796	$912,118	$15,000
Redemption fees	—	—	—	—
Proceeds from shares issued to holders in reinvestment of dividends	—	2,625	15,144	6,667
Cost of shares redeemed	(712,021)	(943,226)	—	(5,570)

Net increase (decrease) in net assets resulting from capital share transactions	(105,725)	339,195	927,262	16,097

CAPITAL SHARE TRANSACTIONS — INSTITUTIONAL CLASS:
Proceeds from shares sold	458,982	3,936,264	3,676,400	26,000
Redemption fees	2,793	278	—	—
Proceeds from shares issued to holders in reinvestment of dividends	—	1,972	60,477	8,173
Cost of shares redeemed	(3,452,913)	(2,421,527)	(4,750)	—

Net increase (decrease) in net assets resulting from capital share transactions	(2,991,138)	1,516,987	3,732,127	34,173

TOTAL INCREASE (DECREASE) IN NET ASSETS:	(5,817,964)	1,003,613	12,892,009	2,868,150
NET ASSETS:
Beginning of period	24,123,962	23,120,349	4,115,640	1,247,490

End of period*	$18,305,998	$24,123,962	$17,007,649	$4,115,640

*Including undistributed net investment income (loss) of:	$43,544	$(33,240)	$(21,581)	$(12,853)

CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	83,815	448,551	675,358	278,898
Shares issued in reinvestments of dividends and distributions	—	6,441	8,371	11,816
Shares redeemed	(115,744)	(429,862)	(28,137)	(52,420)

Net increase (decrease) in shares outstanding	(31,929)	25,130	655,592	238,294

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	85,342	752,587	79,502	29,903
Shares issued in reinvestments of dividends and distributions	—	6,068	1,530	1,635
Shares redeemed	(433,116)	(721,854)	(4,850)	(7,901)

Net increase (decrease) in shares outstanding	(347,774)	36,801	76,182	23,637

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Water Infrastructure Fund		The Multi-Disciplinary Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
	(Unaudited)		(Unaudited)

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:
Shares sold	72,303	151,009	84,360	1,486
Shares issued in reinvestments of dividends and distributions	—	318	1,400	650
Shares redeemed	(84,602)	(117,149)	—	(538)

Net increase (decrease) in shares outstanding	(12,299)	34,178	85,760	1,598

CHANGES IN SHARES OUTSTANDING — INSTITUTIONAL CLASS:
Shares sold	53,734	470,451	335,756	2,512
Shares issued in reinvestments of dividends and distributions	—	234	5,531	790
Shares redeemed	(407,423)	(300,650)	(429)	—

Net increase (decrease) in shares outstanding	(353,689)	170,035	340,858	3,302

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements
June 30, 2011 (Unaudited)

1.  Organization

Kinetics Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is incorporated in the State of Maryland. The Company is an open-end management investment company issuing its shares in series. One billion shares are authorized for the Company with a par value of $0.001 per share. The series of the Company presently authorized are The Internet Fund (“Internet”), The Global Fund (“Global”), The Paradigm Fund (“Paradigm”), The Medical Fund (“Medical”), The Small Cap Opportunities Fund (“Small Cap”), The Market Opportunities Fund (“Market Opportunities”), The Water Infrastructure Fund (“Water Infrastructure”), and The Multi-Disciplinary Fund (“Multi-Disciplinary”). Investment operations of the Company began on October 21, 1996 (Internet), September 30, 1999 (Medical), December 31, 1999 (Global and Paradigm), March 20, 2000 (Small Cap), January 31, 2006 (Market Opportunities), June 29, 2007 (Water Infrastructure), and February 11, 2008 (Multi-Disciplinary). Each series, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in a corresponding portfolio series (each a “Master Portfolio” and collectively the “Master Portfolios”) of Kinetics Portfolios Trust (the “Trust”).

On April 28, 2000 (January 31, 2006 with respect to Market Opportunities, June 29, 2007 with respect to Water Infrastructure, and February 11, 2008 with respect to Multi-Disciplinary), each series in the Company entered into a master-feeder fund structure. By entering into this structure, each series (each a “Feeder Fund” and collectively, the “Feeder Funds”) invested all of its assets in a corresponding Master Portfolio which had the same investment objective as the Feeder Fund. Each Master Portfolio has multiple feeder funds. Each Feeder Fund receives a proportionate amount of interest in the Master Portfolio equal to its relative contribution of capital. Thus, each Feeder Fund is allocated its portion of income, gains (losses) and expenses from the Master Portfolio.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2011 (Unaudited)

Each Feeder Fund’s respective interest in the corresponding Master Portfolio as of June 30, 2011 is as follows:

Interest in
Master Portfolio

Internet Fund	99.989%
Global Fund	99.886%
Paradigm Fund	96.983%
Medical Fund	99.947%
Small Cap Fund	99.978%
Market Opportunities Fund	99.978%
Water Infrastructure Fund	99.439%
Multi-Disciplinary Fund	99.286%

Prior to the conversion to a master-feeder fund structure on April 28, 2000, each then existing series conducted its own investment operations.

As of June 30, 2011 each of the Feeder Funds offers Advisor Class A shares. Advisor Class A shares are subject to an annual Rule 12b-1 fee of 0.25% of average daily net assets and a shareholder servicing fee of 0.25% of average daily net assets. The Advisor Class A shares are also subject to a front-end sales charge of 5.75%.

As of June 30, 2011, each of the Feeder Funds offers Advisor Class C shares. Advisor Class C shares are subject to an annual Rule 12b-1 fee of 0.75% of average daily net assets and a shareholder servicing fee of 0.25% of average daily net assets. Advisor Class C shares do not have a sales charge.

As of June 30, 2011, each of the Feeder Funds offers No Load Class shares. No Load Class shares are subject to a shareholder servicing fee of 0.25% of average daily net assets but do not have 12b-1 fees or a sales charge.

As of June 30, 2011 the Paradigm, Small Cap, Market Opportunities, Water Infrastructure, and Multi-Disciplinary Funds offer Institutional Class shares. Institutional Class shares are subject to a shareholder servicing fee of 0.20% of average daily net assets but do not have 12b-1 fees or a sales charge.

Each class of shares for each Fund has identical rights and privileges except with respect to the Rule 12b-1 fees paid by the Advisor Class A and Advisor Class C shares, the sales charge on the Advisor Class A shares, the shareholder servicing fees paid by the Advisor Class A, Advisor Class C, No Load Class and Institutional Class shares, voting rights on matters pertaining to a single class of shares and the exchange privileges of each class of shares. Shares of each Feeder Fund will assess a 2.00% redemption fee (with exceptions) on shares redeemed or exchanged within 30 days of purchase. Income, expenses (other than expenses attributable to a specific class), and realized and

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2011 (Unaudited)

unrealized gains or losses on investments are allocated to each class based on its relative net assets.

Refer to the Master Portfolio’s financial statements to obtain information about the investment objective of the corresponding Feeder Fund. The financial statements of the Master Portfolios, including the portfolios of investments, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

2.  Significant Accounting Policies

Security Valuation
Master Portfolio securities that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). Foreign securities are valued by an independent pricing service. In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Purchased non-exchange traded options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Exchange traded options are valued at the last reported sale price on an exchange on which the option is traded. If no sales are reported on a particular day, the mean between the highest bid and the lowest asked quotations at the close of the exchanges will be used. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) are valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. At June 30, 2011, 1.53%, 0.00%, 0.00%,

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2011 (Unaudited)

and 0.00% of the net assets of the Internet Portfolio, Paradigm Portfolio, Medical Portfolio, and Small Cap Opportunities Portfolio, respectively, were fair valued securities. The other Master Portfolios did not hold any fair valued securities at June 30, 2011.

Repurchase Agreements
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

Written Option Accounting
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When the Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the exercise price of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2011 (Unaudited)

Foreign Currency Translations
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

Restricted and Illiquid Securities
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios have no right to require registration of unregistered securities. At June 30, 2011 the following Master Portfolio held securities restricted to institutional shares (144A securities):

		Percentage of
	Market Value	Net Assets

The Multi-Disciplinary Portfolio	$1,133,065	6.62%

An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Master Portfolio has valued the investment. At June 30, 2011, the following Master Portfolios held illiquid securities:

	Market	Percentage of
	Value	Net Assets

The Internet Portfolio	$1,891,145	1.53%
The Paradigm Portfolio	$10	0.00%
The Medical Portfolio	$0	0.00%
The Small Cap Portfolio	$3	0.00%

When-Issued Securities
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2011 (Unaudited)

established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

Securities Lending
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements with respect to no more than 33 1/3% of the total assets of each Master Portfolio (including any collateral posted) or 50% of the total assets of each Master Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

Expense Allocation
Common expenses incurred by Feeder Funds are allocated among the Feeder Funds (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Feeder Funds, depending on the nature of the expenditure.

Each Feeder Fund records its proportionate share of the corresponding Master Portfolio’s expenses on a daily basis. In addition, each Feeder Fund accrues its own separate expenses. Any cap on expenses includes Feeder Fund-specific expenses as well as the expenses allocated from the Master Portfolio.

Federal Income Taxes
Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio via its investment in a Feeder Fund will be subject to taxation on its share of the Master Portfolio’s ordinary income and capital gains. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio via its investment in a Feeder Fund can satisfy the requirements of subchapter M of the Internal Revenue Code.

It is the Feeder Funds’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Feeder Funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2011 (Unaudited)

Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expenses and gain items for financial statement and tax purposes. Additionally, the Feeder Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. As of December 31, 2010, open tax years include the tax years ended December 31, 2007 through 2010. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Other
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Company’s understanding of the applicable country’s tax rules and rates.

3.  Investment Adviser

Effective May 1, 2011, Kinetics Asset Management LLC, Kinetics Advisers, LLC, Horizon Asset Management, LLC, together with various affiliates, became wholly-owned subsidiaries of a newly-formed entity, Horizon Kinetics LLC. The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Kinetics Asset Management LLC (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. Under the terms of the Agreements, the

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2011 (Unaudited)

Master Portfolios compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets.

The Adviser has voluntarily agreed to waive a portion of its advisory fee and/or reimburse certain operating expenses as deemed appropriate. The Adviser may discontinue the voluntary waiver/reimbursement at any time; these waivers/reimbursements are not subject to recapture.

For the six months ended June 30, 2011, the rate earned by the Adviser from the Master Portfolios and the waived fees/reimbursed expenses for the Feeder Funds are as follows:

	The Internet	The Global
	Fund	Fund

Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$32,502	$66,812
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$—	$—

	The Paradigm	The Medical
	Fund	Fund

Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$794,269	$93,538
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$113,707	$—

	The Small Cap	The Market
	Opportunities	Opportunities
	Fund	Fund

Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$162,289	$78,130
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$6,478	$145

	The Water	The Multi-
	Infrastructure	Disciplinary
	Fund	Fund

Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$61,110	$56,865
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$1,283	$1,141

The Adviser receives a shareholder servicing fee from the No Load Class, Advisor Class A and Advisor Class C shares of a Feeder Fund pursuant to a Shareholder Servicing Agreement in the amount equal to 0.25% of the Feeder Fund’s average daily net assets attributable to No Load Class, Advisor Class A and Advisor Class C shares, respectively. For the Institutional Class, the

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2011 (Unaudited)

Adviser receives a shareholder servicing fee pursuant to a shareholder servicing agreement in the amount equal to 0.20% of a Feeder Fund’s average daily net assets attributable to Institutional Class shares. At this time, the Adviser has contractually agreed to waive and/or reimburse the portion of the Institutional Class shareholder servicing fee in excess of 0.05% of a Feeder Fund’s average daily net assets attributable to Institutional Class shares until at least May 1, 2012. For the six months ended June 30, 2011, the Adviser waived amounts depicted in the above table in shareholder servicing fees for the Institutional Class of Paradigm, Small Cap, Market Opportunities, Water Infrastructure, and Multi-Disciplinary. The Adviser is responsible for paying a portion of these shareholder servicing fees to various agents that have a written shareholder servicing agreement with the Adviser and that perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Feeder Funds.

For the six months ended June 30, 2011, the Feeder Funds were allocated $12,000 for the services of the Chief Compliance Officer employed by the Adviser.

The Company, on behalf of the Feeder Funds, has adopted two Retail Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”). One Plan is for Advisor Class A shares, while the other Plan is for Advisor Class C shares. Under the first Plan, Advisor Class A shares may pay up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the Distributor or other qualified recipients under the Plan. During the six months ended June 30, 2011, payments under the 12b-1 Plan for the Advisor Class A shares of the Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Water, and Multi-Disciplinary were limited to 0.25% of the average daily net asset value of such shares of such Funds. During the six months ended June 30, 2011, the Advisor Class A shares of the Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Water Infrastructure, and Multi-Disciplinary Funds incurred expenses of $1,772, $880, $275,038, $5,342, $13,300, $14,422, $10,125 and $570, respectively, pursuant to the 12b-1 Plan. Under the second Plan, Advisor Class C shares pay an annual rate of 0.75% of the average daily net asset value of such shares. During the six months ended June 30, 2011, Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Water Infrastructure, and Multi-Disciplinary Funds Advisor Class C Shares incurred expenses of $607, $240, $558,042, $2,762, $12,222, $20,429, $10,643 and $2,121, respectively, pursuant to the 12b-1 Plan.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2011 (Unaudited)

Kinetics Funds Distributor, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser. For the six months ended June 30, 2011, the Distributor received $288, $0, $14,094, $984, $849, $149, $2,335 and $3,047 from sales loads from the Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Water Infrastructure, and Multi-Disciplinary.

4.  Reclassification of Capital Accounts

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2010, each Fund recorded the following reclassifications to the accounts listed below:

	INCREASE/(DECREASE)
		Accumulated
		Net	Accumulated
		Investment	Net Realized
	Paid-In-Capital	Income (Loss)	Gain (Loss)

The Internet Fund	$(138,451,652)	$1,879,268	$136,572,384
The Global Fund	(2,025,608)	10,610	2,014,998
The Paradigm Fund	(3,181)	689,542	(686,361)
The Medical Fund	—	(1,189)	1,189
The Small Cap Opportunities Fund	—	953,052	(953,052)
The Market Opportunities Fund	(78,705)	579,584	(500,879)
The Water Infrastructure Fund	(4,029)	(52,338)	56,367
The Multi-Disciplinary Fund	(53)	165	(112)

5.  Income Taxes

At December 31, 2010 Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Water Infrastructure, and Multi-Disciplinary had $0, $30,374, $8,405,276, $28,164, $1,730,963, $0, $0, and $4,312, respectively, of undistributed net investment income on a tax basis.

At December 31, 2010 none of the Feeder Funds had accumulated gains on a tax basis.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2011 (Unaudited)

At December 31, 2010, the Feeder Funds had accumulated net realized capital loss carryforwards expiring in the following years:

Fund	2018	2017	2016	2015	2014	2013	2011

Internet	$—	$—	$—	$—	$16,077,777	$6,777,871	$—

Global	—	408,711	—	—	—	4,885	887,154

Paradigm	115,811,157	445,505,345	417,659,386	—	—	—	—

Medical	406,228	116,113	—	—	—	—	—

Small Cap	8,371,154	96,486,615	78,193,634	—	—	—	—

Market Opportunities	2,108,533	6,623,055	25,221,869	40,803	21	—	—

Water Infrastructure	2,203,647	4,868,599	2,008,692	—	—	—	—

Multi-Disciplinary	—	—	—	—	—	—	—

To the extent that the Feeder Funds realize future net capital gains, those gains will be offset by any unused capital loss carryforwards. For the year ended December 31, 2010, Internet and Global utilized $2,812,299 and $609,896, respectively, of capital loss carryforwards.

At December 31, 2010, the following Feeder Funds deferred, on a tax basis, post-October losses and straddle losses of:

		Post-October
Fund	Post-October Losses	Currency Losses

Internet	$—	$5,825
Global	—	2,005
Paradigm	—	40,806
Medical	—	—
Small Cap	—	810
Market Opportunities	100,268	—
Water Infrastructure	262,091	11,042
Multi-Disciplinary	1,228	169

The tax components of dividends paid during the years ended December 31, 2010 and December 31, 2009, are:

	Internet		Global
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution

2010	$—	$—	$49,825	$—
2009	$128,367	$—	$20,989	$—

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2011 (Unaudited)

	Paradigm		Medical
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution

2010	$18,290,721	$—	$155,297	$—
2009	$9,279,988	$—	$232,701	$—

	Small Cap Opportunities		Market Opportunities
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution

2010	$2,552,363	$—	$2,872,610	$—
2009	$—	$—	$33,049	$—

	Water Infrastructure		Multi-Disciplinary
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution

2010	$165,733	$—	$196,148	$9,078
2009	$9,099	$—	$29,079	$—

6.  New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact the update will have on its financial statement disclosures.

7.  Subsequent Events

In preparing these financial statements, management has evaluated Fund related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or translations that occurred during the period that materially impacted the amounts or disclosures in the Funds’ financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2011 (Unaudited)

8.  Tax Information

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before preenactment capital loss carryovers. Relevant information regarding the impact of the Act on the Funds, if any, will be contained within the “Income Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

Global, Paradigm, Medical, Market Opportunities, and Water Infrastructure designate 100%, 100%, 100%, 33%, and 100%, respectively, of dividends declared after December 31, 2010 from net investment income as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003. Global, Paradigm, Medical, Small Cap, Market Opportunities, Water Infrastructure, and Multi-Disciplinary hereby designate 100%, 100%, 100%, 100%, 100%, 100%, and 96%, respectively, as ordinary income distributions and 4% for Multi-Disciplinary Fund as long-term capital gain distributions for the purposes of the dividends paid deduction, which include earnings and profits distributed to shareholders on redemptions of Fund shares.

For corporate shareholders in the Funds, the percentage of ordinary dividend income distributed for the year ended December 31, 2010, which is designated as qualifying for the dividends-received deduction, is as follows: Global 1%, Paradigm 43%, Medical 100%, Market Opportunities 17%, and Water Infrastructure 82%.

Paradigm, Water Infrastructure, and Multi-Disciplinary designate 8%, 30%, and 47%, respectively, of their ordinary income distributions for the fiscal year ended December 31, 2010 as interest-related dividends under Internal Revenue Code Section 871(k)(l)(C).

Multi-Disciplinary designates 56% of its ordinary income distribution as a short-term capital gain distribution under Internal Revenue Code Section 871(k)(2)(C).

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2011 (Unaudited)

9.  Information about Proxy Voting

Information regarding how Kinetics Mutual Funds, Inc. votes proxies relating to portfolio securities is available without charge, upon request by calling toll-free at 1-800-930-3828 or by accessing the Funds’ website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.

10.  Information about the Portfolio Holdings

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. Finally, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights

	The Internet Fund
	No Load Class
	For the
	Six Months
	Ended		For the	For the	For the	For the	For the
	June 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2011		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2010	2009	2008	2007	2006

PER SHARE DATA:(1)
Net Asset Value
Beginning of Period	$37.25		$30.74	$20.71	$35.94	$28.62	$24.66

Income from Investment Operations:
Net investment income (loss)(2)	(0.23)		(0.28)	(0.14)	0.29	0.30	(0.08)
Net realized and unrealized gain (loss) on investments	4.33		6.79	10.21	(15.47)	7.37	4.15

Total from investment operations	4.10		6.51	10.07	(15.18)	7.67	4.07

Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	—		—	(0.04)	(0.05)	(0.35)	(0.11)
From net realized gains	—		—	—	—	—	—

Total distributions	—		—	(0.04)	(0.05)	(0.35)	(0.11)

Net Asset Value, End of Period	$41.35		$37.25	$30.74	$20.71	$35.94	$28.62

Total return(4)	11.01	%(5)	21.18%	48.61%	(42.24)%	26.81%	16.50%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$122,045		$113,085	$104,666	$75,112	$166,787	$137,012
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.94	%(6)	1.95%	1.98%	2.03%	1.99%	1.98%
After expense reimbursement(7)	1.89	%(6)	1.89%	1.89%	1.90%	1.98%	1.85%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.20	)%(6)	(0.91)%	(0.64)%	0.90%	0.94%	(0.42)%
After expense reimbursement(7)	(1.15	)%(6)	(0.85)%	(0.55)%	1.03%	0.95%	(0.29)%
Portfolio turnover rate(8)	21%		12%	14%	19%	15%	11%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Internet Portfolio.

The accompanying notes are an integral part of these financial statements.

The Internet Fund
Advisor Class A
For the
Six Months
Ended		For the	For the	For the	For the	For the
June 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
2011		December 31,	December 31,	December 31,	December 31,	December 31,
(Unaudited)		2010	2009	2008	2007	2006

$36.69		$30.35	$20.50	$35.66	$28.24	$24.40

(0.27)		(0.36)	(0.21)	0.22	0.23	(0.14)
4.27		6.70	10.09	(15.33)	7.49	4.09

4.00		6.34	9.88	(15.11)	7.72	3.95

0.00	(3)	0.00 (3)	0.01	0.00 (3)	—	—

—		—	(0.04)	(0.05)	0.30	(0.11)
—		—	—	—	—	—

—		—	(0.04)	(0.05)	0.30	(0.11)

$40.69		$36.69	$30.35	$20.50	$35.66	$28.24

10.87	%(5)	20.89%	48.23%	(42.37)%	27.35%	16.18%

$1,328		$1,892	$738	$318	$637	$235

2.19	%(6)	2.20%	2.23%	2.28%	2.24%	2.23%
2.14	%(6)	2.14%	2.14%	2.15%	2.23%	2.10%

(1.45	)%(6)	(1.16)%	(0.89)%	0.65%	0.70%	(0.67)%
(1.40	)%(6)	(1.10)%	(0.80)%	0.78%	0.71%	(0.54)%
21%		12%	14%	19%	15%	11%

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Internet Fund
	Advisor Class C
	For the
	Six Months
	Ended		For the	For the	For the	February 16,
	June 30,		Year Ended	Year Ended	Year Ended	2007ˆ through
	2011		December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2010	2009	2008	2007

PER SHARE DATA:(1)
Net Asset Value
Beginning of Period	$35.79		$29.76	$20.20	$35.31	$28.66

Income from Investment Operations:
Net investment income (loss)(2)	(0.36)		(0.51)	(0.31)	0.08	0.07
Net realized and unrealized gain (loss) on investments	4.16		6.54	9.91	(15.15)	6.87

Total from investment operations	3.80		6.03	9.60	(15.07)	6.94

Redemption Fees	—		—	—	—	0.00	(3)
Less Distributions:
From net investment income	—		—	(0.04)	(0.04)	(0.29)
From net realized gains	—		—	—	—	—

Total distributions	—		—	(0.04)	(0.04)	(0.29)

Net Asset Value, End of Period	$39.59		$35.79	$29.76	$20.20	$35.31

Total return(4)	10.59	%(5)	20.26%	47.51%	(42.67)%	24.22	%(5)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$106		$196	$120	$113	$294
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.69	%(6)	2.70%	2.73%	2.78%	2.73	%(6)
After expense reimbursement(7)	2.64	%(6)	2.64%	2.64%	2.65%	2.72	%(6)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.95	)%(6)	(1.66)%	(1.39)%	0.15%	0.22	%(6)
After expense reimbursement(7)	(1.90	)%(6)	(1.60)%	(1.30)%	0.28%	0.23	%(6)
Portfolio turnover rate(8)	21%		12%	14%	19%	15%
ˆ  Commencement of operations.

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Internet Portfolio.

The accompanying notes are an integral part of these financial statements.

(This page intentionally left blank)

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Global Fund
				No Load Class
	For the
	Six Months
	Ended		For the	For the	For the	For the	For the
	June 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2011		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2010	2009	2008	2007	2006

PER SHARE DATA:(1)
Net Asset Value
Beginning of Period	$4.67		$3.92	$2.36	$4.90	$5.00	$4.43

Income from Investment Operations:
Net investment income (loss)	0.04	(2)	0.02 (2)	0.02 (2)	0.07 (2)	0.22	0.13
Net realized and unrealized gain (loss) on investments	(0.13)		0.78	1.55	(2.56)	(0.01)	0.62

Total from investment operations	(0.09)		0.80	1.57	(2.49)	0.21	0.75

Redemption Fees	0.00	(3)	0.00 (3)	0.01	0.00(3)	0.00(3)	0.00(3)
Less Distributions:
From net investment income	—		(0.05)	(0.02)	(0.05)	(0.31)	(0.18)
From net realized gains	—		—	—	—	—	—

Total distributions	—		(0.05)	(0.02)	(0.05)	(0.31)	(0.18)

Net Asset Value, End of Period	$4.58		$4.67	$3.92	$2.36	$4.90	$5.00

Total return(4)	(1.93	)%(5)	20.30%	66.86%	(50.72)%	4.27%	16.90%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$4,406		$4,541	$4,370	$1,863	$3,138	$3,991
Ratio of operating expenses to average net assets:
Before expense reimbursement	3.88	%(6)	4.17%	5.32%	5.98%	3.84%	3.09%
After expense reimbursement(7)	1.39	%(6)	1.39%	1.39%	1.41%	1.48%	1.39%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.91	)%(6)	(2.26)%	(3.27)%	(2.72)%	1.87%	1.30%
After expense reimbursement(7)	1.58	%(6)	0.52%	0.66%	1.85%	4.23%	3.00%
Portfolio turnover rate(8)	57%		122%	53%	98%	22%	10%

ˆ	Commencement of operations.

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Global Portfolio.

The accompanying notes are an integral part of these financial statements.

The Global Fund
Advisor Class A						Advisor Class C
For the						For the
Six Months						Six Months
Ended		For the	For the	May 19, 2008ˆ		Ended		For the		For the		May 19, 2008ˆ
June 30,		Year Ended	Year Ended	through		June 30,		Year Ended		Year Ended		through
2011		December 31,	December 31,	December 31,		2011		December 31,		December 31,		December 31,
(Unaudited)		2010	2009	2008		(Unaudited)		2010		2009		2008

$4.68		$3.93	$2.36	$4.56		$4.64		$3.90		$2.37		$4.56

0.03	(2)	0.01 (2)	0.01 (2)	0.03	(2)	0.02	(2)	(0.01	)(2)	0.00	(2)(3)	0.02	(2)
(0.13)		0.78	1.57	(2.18)		(0.13)		0.77		1.53		(2.17)

(0.10)		0.79	1.58	(2.15)		(0.11)		0.76		1.53		(2.15)

—		0.00 (3)	—	—		—		—		—		—

—		(0.04)	(0.01)	(0.05)		—		(0.02)		(0.00	)(3)	(0.04)
—		—	—	—		—		—		—		—

—		(0.04)	(0.01)	(0.05)		—		(0.02)		(0.00	)(3)	(0.04)

$4.58		$4.68	$3.93	$2.36		$4.53		$4.64		$3.90		$2.37

(2.14	)%(5)	20.04%	67.11%	(47.12	)%(5)	(2.37	)%(5)	19.24%		65.08%		(47.14	)%(5)

$693		$707	$368	$106		$82		$64		$36		$5

4.13	%(6)	4.42%	5.57%	8.28	%(6)	4.63	%(6)	4.92%		6.07%		8.78	%(6)
1.64	%(6)	1.64%	1.64%	1.65	%(6)	2.14	%(6)	2.14%		2.14%		2.15	%(6)

(1.16	)%(6)	(2.51)%	(3.52)%	(5.16	)%(6)	(1.66	)%(6)	(3.01)%		(4.02)%		(5.66	)%(6)
1.33	%(6)	0.27%	0.41%	1.47	%(6)	0.83	%(6)	(0.23)%		(0.09)%		0.97	%(6)
57%		122%	53%	98%		57%		122%		53%		98%

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Paradigm Fund
	No Load Class
	For the
	Six Months
	Ended		For the	For the	For the		For the	For the
	June 30,		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	2011		December 31,	December 31,	December 31,		December 31,	December 31,
	(Unaudited)		2010	2009	2008		2007	2006

PER SHARE DATA:(1)
Net Asset Value
Beginning of Period	$23.31		$20.18	$14.42	$30.99		$25.79	$20.33

Income from Investment Operations:
Net investment income (loss)(2)	(0.02)		0.11	0.15	0.12		0.11	0.14
Net realized and unrealized gain (loss) on investments	0.36		3.39	5.78	(16.62	)(9)	5.35	5.52

Total from investment operations	0.34		3.50	5.93	(16.50)		5.46	5.66

Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	0.01		0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	—		(0.37)	(0.17)	—		(0.13)	(0.16)
From net realized gains	—		—	—	(0.08)		(0.13)	(0.04)

Total distributions	—		(0.37)	(0.17)	(0.08)		(0.26)	(0.20)

Net Asset Value, End of Period	$23.65		$23.31	$20.18	$14.42		$30.99	$25.79

Total return(4)	1.46	%(5)	17.37%	41.02%	(53.17	)%(9)	21.15%	27.81%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$643,145		$687,056	$825,278	$740,983		$2,910,518	$1,337,761
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.77	%(6)	1.76%	1.73%	1.72%		1.68%	1.79%
After expense reimbursement(7)	1.64	%(6)	1.64%	1.64%	1.66%		1.68%	1.63%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.32	)%(6)	0.43%	0.78%	0.46%		0.39%	0.44%
After expense reimbursement(7)	(0.19	)%(6)	0.55%	0.87%	0.52%		0.39%	0.60%
Portfolio turnover rate(8)	41%		7%	15%	34%		8%	3%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Paradigm Portfolio.
(9)	Includes adviser reimbursement from net realized losses on the disposal of investments in violation of restrictions and trading errors. This reimbursement comprises less than $0.005 of the NAVs for each class at the time of the reimbursement and 0.03% of the total return for the Institutional Class for the fiscal year ended December 31, 2008. There was no impact on the other classes.

The accompanying notes are an integral part of these financial statements.

The Paradigm Fund
Advisor Class A
For the
Six Months
Ended		For the	For the	For the		For the	For the
June 30,		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
2011		December 31,	December 31,	December 31,		December 31,	December 31,
(Unaudited)		2010	2009	2008		2007	2006

$22.95		$19.88	$14.16	$30.52		$25.43	$20.08

(0.05)		0.06	0.10	0.06		0.04	0.08
0.35		3.33	5.68	(16.34	)(9)	5.27	5.43

0.30		3.39	5.78	(16.28)		5.31	5.51

0.00	(3)	0.00 (3)	—	0.00	(3)	0.00 (3)	0.00 (3)

—		(0.32)	(0.06)	—		(0.09)	(0.12)
—		—	—	(0.08)		(0.13)	(0.04)

—		(0.32)	(0.06)	(0.08)		(0.22)	(0.16)

$23.25		$22.95	$19.88	$14.16		$30.52	$25.43

1.35	%(5)	17.11%	40.64%	(53.30	)%(9)	20.87%	27.42%

$206,341		$226,264	$252,106	$249,424		$544,046	$183,031

2.02	%(6)	2.01%	1.98%	1.97%		1.93%	2.04%
1.89	%(6)	1.89%	1.89%	1.91%		1.93%	1.88%

(0.57	)%(6)	0.18%	0.53%	0.21%		0.14%	0.19%
(0.44	)%(6)	0.30%	0.62%	0.27%		0.14%	0.35%
41%		7%	15%	34%		8%	3%

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Paradigm Fund
	Advisor Class C
	For the
	Six Months
	Ended		For the	For the	For the		For the		For the
	June 30,		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	2011		December 31,	December 31,	December 31,		December 31,		December 31,
	(Unaudited)		2010	2009	2008		2007		2006

PER SHARE DATA:(1)
Net Asset Value
Beginning of Period	$22.25		$19.33	$13.80	$29.90		$24.98		$19.76

Income from Investment Operations:
Net investment income (loss)(2)	(0.11)		(0.04)	0.02	(0.05)		(0.10)		(0.03)
Net realized and unrealized gain (loss) on investments	0.36		3.22	5.51	(15.97	)(9)	5.15		5.33

Total from investment operations	0.25		3.18	5.53	(16.02)		5.05		5.30

Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	0.00	(3)	0.00	(3)	0.00 (3)
Less Distributions:
From net investment income	—		(0.26)	—	—		(0.00	)(3)	(0.04)
From net realized gains	—		—	—	(0.08)		(0.13)		(0.04)

Total distributions	—		(0.26)	—	(0.08)		(0.13)		(0.08)

Net Asset Value, End of Period	$22.50		$22.25	$19.33	$13.80		$29.90		$24.98

Total return(4)	1.12	%(5)	16.45%	39.97%	(53.54	)%(9)	20.20%		26.82%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$141,622		$152,571	$169,578	$147,915		$320,962		$116,226
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.52	%(6)	2.51%	2.48%	2.47%		2.43%		2.54%
After expense reimbursement(7)	2.39	%(6)	2.39%	2.39%	2.41%		2.43%		2.38%
Ratio of net investment income to average net assets:
Before expense reimbursement	(1.07	)%(6)	(0.32)%	0.03%	(0.29)%		(0.36)%		(0.31)%
After expense reimbursement(7)	(0.94	)%(6)	(0.20)%	0.12%	(0.23)%		(0.36)%		(0.15)%
Portfolio turnover rate(8)	41%		7%	15%	34%		8%		3%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Paradigm Portfolio.
(9)	Includes adviser reimbursement from net realized losses on the disposal of investments in violation of restrictions and trading errors. This reimbursement comprises less than $0.005 of the NAVs for each class at the time of the reimbursement and 0.03% of the total return for the Institutional Class for the fiscal year ended December 31, 2008. There was no impact on the other classes.

The accompanying notes are an integral part of these financial statements.

The Paradigm Fund
Institutional Class
For the
Six Months
Ended		For the	For the	For the		For the	For the
June 30,		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
2011		December 31,	December 31,	December 31,		December 31,	December 31,
(Unaudited)		2010	2009	2008		2007	2006

$23.25		$20.13	$14.44	$30.97		$25.76	$20.31

0.00	(3)	0.16	0.18	0.18		0.17	0.19
0.35		3.38	5.78	(16.63	)(9)	5.34	5.49

0.35		3.54	5.96	(16.45)		5.51	5.68

0.00	(3)	0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)	—

—		(0.42)	(0.27)	—		(0.17)	(0.19)
—		—	—	(0.08)		(0.13)	(0.04)

—		(0.42)	(0.27)	(0.08)		(0.30)	(0.23)

$23.60		$23.25	$20.13	$14.44		$30.97	$25.76

1.55	%(5)	17.62%	41.31%	(53.11	)%(9)	21.37%	27.96%

$160,297		$142,261	$125,372	$128,129		$804,755	$507,314

1.72	%(6)	1.71%	1.68%	1.67%		1.63%	1.74%
1.44	%(6)	1.44%	1.44%	1.46%		1.48%	1.43%

(0.27	)%(6)	0.48%	0.83%	0.51%		0.44%	0.48%
0.01	%(6)	0.75%	1.07%	0.72%		0.59%	0.79%
41%		7%	15%	34%		8%	3%

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Medical Fund
	No Load Class
	For the
	Six Months
	Ended		For the	For the	For the	For the	For the
	June 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2011		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2010	2009	2008	2007	2006

PER SHARE DATA:(1)
Net Asset Value
Beginning of Period	$19.48		$18.77	$15.23	$19.82	$17.83	$16.64

Income from Investment Operations:
Net investment income(2)	0.14		0.10	0.20	0.19	0.10	0.06
Net realized and unrealized gain (loss) on investments	2.94		0.72	3.51	(4.25)	2.67	2.40

Total from investment operations	3.08		0.82	3.71	(4.06)	2.77	2.46

Redemption Fees	0.00	(3)	0.00 (3)	0.01	0.01	0.01	0.00 (3)
Less Distributions:
From net investment income	—		(0.11)	(0.16)	(0.16)	(0.10)	(0.04)
From net realized gains	—		—	(0.02)	(0.38)	(0.69)	(1.23)

Total distributions	—		(0.11)	(0.18)	(0.54)	(0.79)	(1.27)

Net Asset Value, End of Period	$22.56		$19.48	$18.77	$15.23	$19.82	$17.83

Total return(4)	15.81	%(5)	4.30%	24.47%	(20.42)%	15.47%	14.81%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$29,310		$25,777	$21,126	$15,727	$13,917	$15,527
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.98	%(6)	2.00%	2.15%	2.26%	2.41%	2.28%
After expense reimbursement(7)	1.39	%(6)	1.39%	1.39%	1.41%	1.40%	1.44%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.75	%(6)	(0.06)%	0.42%	0.18%	(0.51)%	(0.51)%
After expense reimbursement(7)	1.34	%(6)	0.55%	1.17%	1.03%	0.50%	0.33%
Portfolio turnover rate(8)	4%		3%	13%	28%	38%	20%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Medical Portfolio.

The accompanying notes are an integral part of these financial statements.

The Medical Fund
Advisor Class A
For the
Six Months
Ended		For the	For the	For the	For the	For the
June 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
2011		December 31,	December 31,	December 31,	December 31,	December 31,
(Unaudited)		2010	2009	2008	2007	2006

$19.06		$18.36	$14.90	$19.39	$17.47	$16.34

0.11		0.05	0.15	0.13	0.05	0.01
2.87		0.71	3.44	(4.15)	2.62	2.35

2.98		0.76	3.59	(4.02)	2.67	2.36

—		0.00 (3)	0.01	0.04	0.00 (3)	—

—		(0.06)	(0.12)	(0.13)	(0.06)	—
—		—	(0.02)	(0.38)	(0.69)	(1.23)

—		(0.06)	(0.14)	(0.51)	(0.75)	(1.23)

$22.04		$19.06	$18.36	$14.90	$19.39	$17.47

15.58	%(5)	4.13%	24.17%	(20.49)%	15.16%	14.49%

$4,452		$4,207	$4,347	$2,941	$1,427	$711

2.23	%(6)	2.25%	2.40%	2.51%	2.66%	2.53%
1.64	%(6)	1.64%	1.64%	1.66%	1.65%	1.69%

0.50	%(6)	(0.31)%	0.17%	(0.07)%	(0.76)%	(0.76)%
1.09	%(6)	0.30%	0.92%	0.78%	0.25%	0.08%
4%		3%	13%	28%	38%	20%

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Medical Fund
	Advisor Class C
	For the
	Six Months					February 16,
	Ended		For the	For the	For the	2007ˆ
	June 30,		Year Ended	Year Ended	Year Ended	through
	2011		December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2010	2009	2008	2007

PER SHARE DATA:(1)
Net Asset Value
Beginning of Period	$18.90		$18.27	$14.83	$19.34	$18.29

Income from Investment Operations:
Net investment income (loss)(2)	0.06		(0.04)	0.07	0.05	(0.04)
Net realized and unrealized gain (loss) on investments	2.84		0.69	3.41	(4.13)	1.79

Total from investment operations	2.90		0.65	3.48	(4.08)	1.75

Redemption Fees	—		—	0.00 (3)	0.02	0.00	(3)
Less Distributions:
From net investment income	—		(0.02)	(0.02)	(0.07)	(0.01)
From net realized gains	—		—	(0.02)	(0.38)	(0.69)

Total distributions	—		(0.02)	(0.04)	(0.45)	(0.70)

Net Asset Value, End of Period	$21.80		$18.90	$18.27	$14.83	$19.34

Total return(4)	15.34	%(5)	3.55%	23.50%	(20.97)%	9.55	%(5)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$814		$692	$454	$314	$148
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.73	%(6)	2.75%	2.90%	3.01%	3.19	%(6)
After expense reimbursement(7)	2.14	%(6)	2.14%	2.14%	2.16%	2.15	%(6)
Ratio of net investment income to average net assets:
Before expense reimbursement	0.00	%(6)	(0.81)%	(0.33)%	(0.57)%	(1.30	)%(6)
After expense reimbursement(7)	0.59	%(6)	(0.20)%	0.42%	0.28%	(0.26	)%(6)
Portfolio turnover rate(8)	4%		3%	13%	28%	38%

ˆ	Commencement of operations.

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Medical Portfolio.

The accompanying notes are an integral part of these financial statements.

(This page intentionally left blank)

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Small Cap Opportunities Fund
	No Load Class
	For the
	Six Months
	Ended		For the	For the	For the		For the	For the
	June 30,		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	2011		December 31,	December 31,	December 31,		December 31,	December 31,
	(Unaudited)		2010	2009	2008		2007	2006

PER SHARE DATA:(1)
Net Asset Value
Beginning of Period	$23.32		$20.83	$13.17	$31.92		$26.92	$21.02

Income from Investment Operations:
Net investment income (loss)(2)	(0.02)		(0.04)	(0.04)	0.05		0.01	0.03
Net realized and unrealized gain (loss) on investments	(0.13)		2.93	7.70	(18.53	)(9)	5.29	5.92

Total from investment operations	(0.15)		2.89	7.66	(18.48)		5.30	5.95

Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	—		(0.40)	—	—		(0.23)	(0.05)
From net realized gains	—		—	—	(0.27)		(0.07)	—

Total distributions	—		(0.40)	—	(0.27)		(0.30)	(0.05)

Net Asset Value, End of Period	$23.17		$23.32	$20.83	$13.17		$31.92	$26.92

Total return(4)	(0.64	)%(5)	13.86%	58.16%	(57.88	)%(9)	19.65%	28.37%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$93,060		$130,279	$161,205	$126,971		$729,278	$268,875
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.89	%(6)	1.86%	1.86%	1.79%		1.71%	1.83%
After expense reimbursement(7)	1.64	%(6)	1.64%	1.64%	1.67%		1.69%	1.58%
Ratio of net investment income to average net assets:
Before expense reimbursement	(0.39	)%(6)	(0.42)%	(0.48)%	0.09%		0.00%	(0.14)%
After expense reimbursement(7)	(0.14	)%(6)	(0.20)%	(0.26)%	0.21%		0.02%	0.11%
Portfolio turnover rate(8)	12%		4%	4%	16%		17%	6%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Small Cap Opportunities Portfolio.
(9)	Includes adviser reimbursement from the net realized loss on the disposal of investments in violation of restrictions. This reimbursement comprises less than $0.005 of the NAVs for each class at the time of the reimbursement and 0.03% of the total return for the Adviser Class C for the fiscal year ended December 31, 2008. There was no impact on the other classes.

The accompanying notes are an integral part of these financial statements.

The Small Cap Opportunities Fund
Advisor Class A
For the
Six Months
Ended		For the	For the	For the		For the	For the
June 30,		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
2011		December 31,	December 31,	December 31,		December 31,	December 31,
(Unaudited)		2010	2009	2008		2007	2006

$22.98		$20.53	$13.01	$31.63		$26.71	$20.89

(0.04)		(0.09)	(0.08)	(0.01)		(0.07)	(0.03)

(0.13)		2.87	7.60	(18.34	)(9)	5.25	5.88

(0.17)		2.78	7.52	(18.35)		5.18	5.85

—		0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)	0.00 (3)

—		(0.33)	—	—		(0.19)	(0.03)
—		—	—	(0.27)		(0.07)	—

—		(0.33)	—	(0.27)		(0.26)	(0.03)

$22.81		$22.98	$20.53	$13.01		$31.63	$26.71

(0.74	)%(5)	13.56%	57.80%	(58.00	)%(9)	19.36%	28.03%

$9,710		$11,509	$14,244	$12,090		$36,390	$12,144

2.14	%(6)	2.11%	2.11%	2.04%		1.96%	2.08%

1.89	%(6)	1.89%	1.89%	1.92%		1.94%	1.83%

(0.64	)%(6)	(0.67)%	(0.73)%	(0.16)%		(0.25)%	(0.39)%

(0.39	)%(6)	(0.45)%	(0.51)%	(0.04)%		(0.23)%	(0.14)%
12%		4%	4%	16%		17%	6%

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Small Cap Opportunities Fund
	Advisor Class C
	For the
	Six Months						February 16,
	Ended		For the	For the	For the		2007ˆ
	June 30,		Year Ended	Year Ended	Year Ended		through
	2011		December 31,	December 31,	December 31,		December 31,
	(Unaudited)		2010	2009	2008		2007

PER SHARE DATA:(1)
Net Asset Value
Beginning of Period	$22.68		$20.28	$12.92	$31.57		$28.70

Income from Investment Operations:
Net investment income (loss)(2)	(0.10)		(0.20)	(0.16)	(0.12)		(0.21)
Net realized and unrealized gain (loss) on investments	(0.13)		2.84	7.52	(18.26	)(9)	3.33

Total from investment operations	(0.23)		2.64	7.36	18.38		3.12

Redemption Fees	—		—	0.00 (3)	0.00	(3)	0.02
Less Distributions:
From net investment income	—		(0.24)	—	—		(0.20)
From net realized gains	—		—	—	(0.27)		(0.07)

Total distributions	—		(0.24)	—	(0.27)		(0.27)

Net Asset Value, End of Period	$22.45		$22.68	$20.28	$12.92		$31.57

Total return(4)	(1.01	)%(5)	13.00%	56.97%	(58.20	)%(9)	10.94	%(5)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$3,054		$3,450	$4,445	$2,871		$4,942
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.64	%(6)	2.61%	2.61%	2.54%		2.47	%(6)
After expense reimbursement(7)	2.39	%(6)	2.39%	2.39%	2.42%		2.45	%(6)
Ratio of net investment income to average net assets:
Before expense reimbursement	(1.14	)%(6)	(1.17)%	(1.23)%	(0.66)%		(0.76	)%(6)
After expense reimbursement(7)	(0.89	)%(6)	(0.95)%	(1.01)%	(0.54)%		(0.75	)%(6)
Portfolio turnover rate(8)	12%		4%	4%	16%		17%

ˆ	Commencement of operations.

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net Investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Small Cap Opportunities Portfolio.
(9)	Includes adviser reimbursement from the net realized loss on the disposal of investments in violation of restrictions. This reimbursement comprises less than $0.005 of the NAVs for each class at the time of the reimbursement and 0.03% of the total return for the Adviser Class C for the fiscal year ended December 31, 2008. There was no impact on the other classes.

The accompanying notes are an integral part of these financial statements.

The Small Cap Opportunities Fund
Institutional Class
For the Six
Months
Ended		For the	For the	For the		For the	For the
June 30,		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
2011		December 31,	December 31,	December 31,		December 31,	December 31,
(Unaudited)		2010	2009	2008		2007	2006

$23.45		$20.90	$13.19	$31.92		$26.91	$21.00

0.01		0.00 (3)	(0.01)	0.10		0.07	0.08

(0.14)		2.95	7.72	(18.56	)(9)	5.29	5.91

(0.13)		2.95	7.71	(18.46)		5.36	5.99

—		0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)	0.00 (3)

—		(0.40)	—	—		(0.28)	(0.08)
—		—	—	(0.27)		(0.07)	—

—		(0.40)	—	(0.27)		(0.35)	(0.08)

$23.32		$23.45	$20.90	$13.19		$31.92	$26.91

(0.55	)%(5)	14.10%	58.45%	(57.82	)%(9)	19.91%	28.52%

$7,149		$9,808	$19,749	$68,408		$316,709	$209,592

1.84	%(6)	1.81%	1.81%	1.74%		1.66%	1.78%
1.44	%(6)	1.44%	1.44%	1.47%		1.49%	1.38%

(0.34	)%(6)	(0.37)%	(0.43)%	0.14%		0.05%	(0.09)%
0.06	%(6)	0.00%	(0.06)%	0.41%		0.22%	0.31%
12%		4%	4%	16%		17%	6%

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Market Opportunities Fund
	No Load Class
	For the
	Six Months								January 31,
	Ended		For the	For the		For the		For the	2006ˆ
	June 30,		Year Ended	Year Ended		Year Ended		Year Ended	through
	2011		December 31,	December 31,		December 31,		December 31,	December 31,
	(Unaudited)		2010	2009		2008		2007	2006

PER SHARE DATA:(1)
Net Asset Value
Beginning of Period	$11.46		$10.84	$7.22		$16.12		$12.05	$10.00

Income from Investment Operations:
Net investment income (loss)	0.01	(2)	0.04 (2)	0.00	(2)(3)	0.11	(2)	0.04 (2)	0.04
Net realized and unrealized gain (loss) on investments	0.33		1.18	3.62		(9.02)		4.05	2.05
Payment by adviser(9)	—		—	—		0.06		—	—

Total from investment operations	0.34		1.22	3.62		(8.85)		4.09	2.09

Redemption Fees	0.00	(3)	0.00 (3)	0.01		0.01		0.01	0.00	(3)
Less Distributions:
From net investment income	—		(0.60)	(0.01)		(0.06)		(0.03)	(0.04)
From net realized gains	—		—	—		—		—	—

Total distributions	—		(0.60)	(0.01)		(0.06)		(0.03)	(0.04)

Net Asset Value, End of Period	$11.80		$11.46	$10.84		$7.22		$16.12	$12.05

Total return(4)	2.97	%(5)	11.31%	50.21%		(54.82	)%(9)	34.03%	20.85	%(5)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$34,809		$38,562	$41,254		$34,246		$63,004	$7,994
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.93	%(6)	1.92%	1.93%		1.82%		1.91%	2.68	%(6)
After expense reimbursement(7)	1.64	%(6)	1.64%	1.64%		1.66%		1.74%	1.46	%(6)
Ratio of net investment income to average net assets:
Before expense reimbursement	(0.16	)%(6)	0.06%	(0.25)%		0.78%		0.12%	(0.76	)%(6)
After expense reimbursement(7)	0.13	%(6)	0.34%	0.04%		0.94%		0.29%	0.46	%(6)
Portfolio turnover rate(8)	11%		12%	14%		77%		14%	0%

ˆ	Commencement of operations.

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Market Opportunities Portfolio.
(9)	Includes adviser reimbursement from the net realized loss on the disposal of investments in violation of restrictions. This reimbursement contributed 0.38%, 0.37%, 0.38% and 0.44% to the returns of the No Load Class, the Advisor Class A, the Advisor Class C, and the institutional Class, respectively, for the year ended December 31, 2008.

The accompanying notes are an integral part of these financial statements.

The Market Opportunities Fund
Advisor Class A
For the Six
Months									January 31,
Ended		For the	For the		For the		For the		2006ˆ
June 30,		Year Ended	Year Ended		Year Ended		Year Ended		through
2011		December 31,	December 31,		December 31,		December 31,		December 31,
(Unaudited)		2010	2009		2008		2007		2006

$11.43		$10.80	$7.22		$16.07		$12.04		$10.00

(0.01	)(2)	0.01 (2)	(0.02	)(2)	0.08	(2)	0.00	(2)(3)	0.02
0.34		1.19	3.61		(8.97)		4.04		2.05
—		—	—		0.06		—		—

0.33		1.20	3.59		(8.83)		4.04		2.07

0.00	(3)	0.00 (3)	0.00	(3)	0.00	(3)	0.00	(3)	—

—		(0.57)	(0.01)		(0.02)		(0.01)		(0.03)
—		—	—		—		—		—

—		(0.57)	(0.01)		(0.02)		(0.01)		(0.03)

$11.76		$11.43	$10.80		$7.22		$16.07		$12.04

2.89	%(5)	11.11%	49.66%		(54.91	)%(9)	33.54%		20.68	%(5)

$10,028		$14,167	$18,770		$18,514		$43,907		$9,591

2.18	%(6)	2.17%	2.18%		2.07%		2.16%		2.93	%(6)
1.89	%(6)	1.89%	1.89%		1.91%		1.99%		1.71	%(6)

(0.41	)%(6)	(0.19)%	(0.50)%		0.53%		(0.14)%		(1.01	)%(6)
(0.12	)%(6)	0.09%	(0.21)%		0.69%		0.03%		(0.21	)%(6)
11%		12%	14%		77%		14%		0%

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Market Opportunities Fund
	Advisor Class C
	For the
	Six Months						February 16,
	Ended		For the	For the	For the		2007ˆ
	June 30,		Year Ended	Year Ended	Year Ended		through
	2011		December 31,	December 31,	December 31,		December 31,
	(Unaudited)		2010	2009	2008		2007

PER SHARE DATA:(1)
Net Asset Value
Beginning of Period	$11.30		$10.69	$7.17	$16.01		$12.99

Income from Investment Operations:
Net investment income (loss)(2)	(0.04)		(0.04)	(0.06)	0.02		(0.05)
Net realized and unrealized gain (loss) on investments	0.34		1.17	3.59	(8.91)		3.07
Payment by adviser(9)	—		—	—	0.06		—

Total from investment operations	0.30		1.13	3.53	(8.83)		3.02

Redemption Fees	—		0.00 (3)	0.00 (3)	0.00	(3)	0.00(3)
Less Distributions:
From net investment income	—		(0.52)	(0.01)	(0.01)		—
From net realized gains	—		—	—	—		—

Total distributions	—		(0.52)	(0.01)	(0.01)		—

Net Asset Value, End of Period	$11.60		$11.30	$10.69	$7.17		$16.01

Total return(4)	2.65	%(5)	10.54%	49.17%	(55.13	)%(9)	23.25	%(5)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$5,234		$5,569	$6,055	$771		$8,790
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.68	%(6)	2.67%	2.68%	2.57%		2.66	%(6)
After expense reimbursement(7)	2.39	%(6)	2.39%	2.39%	2.41%		2.49	%(6)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.91	)%(6)	(0.69)%	(1.00)%	0.03%		(0.60	)%(6)
After expense reimbursement(7)	(0.62	)%(6)	(0.41)%	(0.71)%	0.19%		(0.43	)%(6)
Portfolio turnover rate(8)	11%		12%	14%	77%		14%

ˆ	Commencement of operations.

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net Investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Market Opportunities Portfolio.
(9)	Includes adviser reimbursement from the net realized loss on the disposal of investments in violation of restrictions. This reimbursement contributed 0.38%, 0.37%, 0.38% and 0.44% to the returns of the No Load Class, the Advisor Class A, the Advisor Class C, and the Institutional Class, respectively, for the year ended December 31, 2008.

The accompanying notes are an integral part of these financial statements.

The Market Opportunities Fund
Institutional Class
For the
Six Months
Ended		For the	For the	May 19, 2008ˆ
June 30,		Year Ended	Year Ended	through
2011		December 31,	December 31,	December 31,
(Unaudited)		2010	2009	2008

$11.48		$10.86	$7.21	$13.71

0.02		0.06	0.02	0.08
0.33		1.19	3.64	(6.55)
—		—	—	0.06

0.35		1.25	3.66	(6.41)

—		—	—	—

—		(0.63)	(0.01)	(0.09)
—		—	—	—

—		(0.63)	(0.01)	(0.09)

$11.83		$11.48	$10.86	$7.21

3.05	%(5)	11.54%	50.70%	(46.77	)%(5)(9)

$176		$212	$19	$5

1.88	%(6)	1.87%	1.88%	1.82	%(6)
1.44	%(6)	1.44%	1.44%	1.44	%(6)

(0.11	)%(6)	0.11%	(0.20)%	0.94	%(6)
0.33	%(6)	0.54%	0.24%	1.32	%(6)
11%		12%	14%	77%

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Water Infrastructure Fund
	No Load Class
	For the
	Six Months						June 29,
	Ended		For the	For the		For the	2007ˆ
	June 30,		Year Ended	Year Ended		Year Ended	through
	2011		December 31,	December 31,		December 31,	December 31,
	(Unaudited)		2010	2009		2008	2007

PER SHARE DATA:(1)
Net Asset Value
Beginning of Period	$8.38		$8.86	$7.61		$10.17	$10.00

Income from Investment Operations:
Net investment income(2)	0.04		0.07	0.04		0.10	0.06
Net realized and unrealized gain (loss) on investments	0.17		(0.48)	1.21		(2.66)	0.20

Total from investment operations	0.21		(0.41)	1.25		(2.56)	0.26

Redemption Fees	0.00	(3)	0.00 (3)	0.00	(3)	0.00 (3)	—
Less Distributions:
From net investment income	—		(0.07)	(0.00	)(3)	—	(0.04)
From net realized gains	—		—	—		—	(0.05)

Total distributions	—		(0.07)	(0.00	)(3)	—	(0.09)

Net Asset Value, End of Period	$8.59		$8.38	$8.86		$7.61	$10.17

Total return(4)	2.51	%(5)	(4.60)%	16.46%		(25.17)%	2.64	%(5)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$6,903		$7,001	$7,176		$6,598	$2,385
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.26	%(6)	2.17%	2.36%		2.20%	3.62	%(6)
After expense reimbursement(7)	1.64	%(6)	1.64%	1.64%		1.65%	1.74	%(6)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.36	%(6)	0.33%	(0.26)%		0.55%	(0.73	)%(6)
After expense reimbursement(7)	0.98	%(6)	0.86%	0.46%		1.10%	1.15	%(6)
Portfolio turnover rate(8)	6%		111%	45%		66%	7%

ˆ	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net Investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Water Infrastructure Portfolio.

The accompanying notes are an integral part of these financial statements.

The Water Infrastructure Fund
Advisor Class A
For the
Six Months					June 29,
Ended		For the	For the	For the	2007ˆ
June 30,		Year Ended	Year Ended	Year Ended	through
2011		December 31,	December 31,	December 31,	December 31,
(Unaudited)		2010	2009	2008	2007

$8.35		$8.82	$7.59	$10.17	$10.00

0.03		0.05	0.02	0.07	0.05
0.17		(0.47)	1.21	(2.65)	0.20

0.20		(0.42)	1.23	(2.58)	0.25

0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00	(3)

—		(0.05)	—	—	(0.03)
—		—	—	—	(0.05)

—		(0.05)	—	—	(0.08)

$8.55		$8.35	$8.82	$7.59	$10.17

2.40	%(5)	(4.80)%	16.21%	(25.37)%	2.55	%(5)

$7,368		$10,100	$10,339	$7,661	$2,459

2.51	%(6)	2.42%	2.61%	2.45%	3.87	%(6)
1.89	%(6)	1.89%	1.89%	1.90%	1.99	%(6)

0.11	%(6)	0.08%	(0.51)%	0.30%	(0.98	)%(6)
0.73	%(6)	0.61%	0.21%	0.85%	0.90	%(6)
6%		111%	45%	66%	7%

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Water Infrastructure Fund
	Advisor Class C
	For the
	Six Months					June 29,
	Ended		For the	For the	For the	2007ˆ
	June 30,		Year Ended	Year Ended	Year Ended	through
	2011		December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2010	2009	2008	2007

PER SHARE DATA:(1)
Net Asset Value
Beginning of Period	$8.25		$8.71	$7.54	$10.16	$10.00

Income from Investment Operations:
Net investment income (loss)(2)	0.01		0.01	(0.02)	0.03	0.02
Net realized and unrealized gain (loss) on investments	0.17		(0.46)	1.19	(2.65)	0.21

Total from investment operations	0.18		(0.45)	1.17	(2.62)	0.23

Redemption Fees	—		—	0.00 (3)	—	0.00	(3)
Less Distributions:
From net investment income	—		(0.01)	—	—	(0.02)
From net realized gains	—		—	—	—	(0.05)

Total distributions	—		(0.01)	—	—	(0.07)

Net Asset Value, End of Period	$8.43		$8.25	$8.71	$7.54	$10.16

Total return(4)	2.18	%(5)	(5.15)%	15.52%	(25.79)%	2.33	%(5)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$2,797		$2,840	$2,700	$1,571	$1,201
Ratio of operating expenses to average net assets:
Before expense reimbursement	3.01	%(6)	2.92%	3.11%	2.95%	4.37	%(6)
After expense reimbursement(7)	2.39	%(6)	2.39%	2.39%	2.40%	2.49	%(6)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.39	)%(6)	(0.42)%	(1.01)%	(0.20)%	(1.48	)%(6)
After expense reimbursement(7)	0.23	%(6)	0.11%	(0.29)%	0.35%	0.40	%(6)
Portfolio turnover rate(8)	6%		111%	45%	66%	7%

ˆ	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Water Infrastructure Portfolio.

The accompanying notes are an integral part of these financial statements.

The Water Infrastructure Fund
Institutional Class
For the
Six Months					June 29,
Ended		For the	For the	For the	2007ˆ
June 30,		Year Ended	Year Ended	Year Ended	through
2011		December 31,	December 31,	December 31,	December 31,
(Unaudited)		2010	2009	2008	2007

$8.42		$8.90	$7.63	$10.18	$10.00

0.05		0.09	0.05	0.12	0.06
0.19		(0.48)	1.23	(2.67)	0.21

0.24		(0.39)	1.28	(2.55)	0.27

0.01		0.00 (3)	0.01	0.00 (3)	—

—		(0.09)	(0.02)	—	(0.04)
—		—	—	—	(0.05)

—		(0.09)	(0.02)	—	(0.09)

$8.67		$8.42	$8.90	$7.63	$10.18

2.97	%(5)	(4.38)%	16.94%	(25.05)%	2.76	%(5)

$1,238		$4,182	$2,905	$251	$103

2.21	%(6)	2.12%	2.31%	2.15%	3.58	%(6)
1.44	%(6)	1.44%	1.44%	1.45%	1.54	%(6)

0.41	%(6)	0.38%	(0.21)%	0.60%	(0.69	)%(6)
1.18	%(6)	1.06%	0.66%	1.30%	1.35	%(6)
6%		111%	45%	66%	7%

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Multi-Disciplinary Fund
	No Load Class
	For the
	Six Months				February 11,
	Ended		For the	For the	2008ˆ
	June 30,		Year Ended	Year Ended	through
	2011		December 31,	December 31,	December 31,
	(Unaudited)		2010	2009	2008

PER SHARE DATA:(1)
Net Asset Value
Beginning of Period	$10.47		$9.86	$8.22	$10.00

Income from Investment Operations:
Net investment income (loss)(2)	0.29		0.35	0.09	0.01
Net realized and unrealized gain (loss) on investments	0.39		0.91	1.79	(1.79)

Total from investment operations	0.68		1.26	1.88	(1.78)

Redemption Fees	0.00	(3)	0.00 (3)	—	—
Less Distributions:
From net investment income	(0.19)		(0.35)	(0.08)	(0.00	)(3)
From net realized gains	—		(0.30)	(0.16)	—

Total distributions	(0.19)		(0.65)	(0.24)	(0.00	)(3)

Net Asset Value, End of Period	$10.96		$10.47	$9.86	$8.22

Total return(4)	6.49	%(5)	13.04%	22.90%	(17.76	)%(5)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$10,841		$3,489	$938	$99
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.68	%(6)	6.11%	13.11%	17.58	%(6)
After expense reimbursement(7)	1.49	%(6)	1.49%	1.49%	1.49	%(6)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	4.25	%(6)	(1.19)%	(10.69)%	(15.99	)%(6)
After expense reimbursement(7)	5.44	%(6)	3.43%	0.93%	0.10	%(6)
Portfolio turnover rate(8)	28%		38%	77%	N/A	(9)

ˆ	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Multi-Disciplinary Portfolio.
(9)	The Multi-Disciplinary Portfolio did not hold any long-term securities during the period, therefore the portfolio turnover is not applicable.

The accompanying notes are an integral part of these financial statements.

The Multi-Disciplinary Fund
Advisor Class A						Advisor Class C
For the						For the
Six Months				February 11,		Six Months				February 11,
Ended		For the	For the	2008ˆ		Ended		For the	For the	2008ˆ
June 30,		Year Ended	Year Ended	through		June 30,		Year Ended	Year Ended	through
2011		December 31,	December 31,	December 31,		2011		December 31,	December 31,	December 31,
(Unaudited)		2010	2009	2008		(Unaudited)		2010	2009	2008

$10.44		$9.85	$8.20	$10.00		$10.40		$9.80	$8.17	$10.00

0.28		0.33	0.06	(0.01)		0.25		0.27	0.02	(0.05)
0.38		0.89	1.80	(1.79)		0.39		0.90	1.78	(1.78)

0.66		1.22	1.86	(1.80)		0.64		1.17	1.80	(1.83)

—		—	—	—		—		—	—	—

(0.18)		(0.33)	(0.05)	(0.00	)(3)	(0.17)		(0.27)	(0.01)	(0.00	)(3)
—		(0.30)	(0.16)	—		—		(0.30)	(0.16)	—

(0.18)		(0.63)	(0.21)	(0.00	)(3)	(0.17)		(0.57)	(0.17)	(0.00	)(3)

$10.92		$10.44	$9.85	$8.20		$10.87		$10.40	$9.80	$8.17

6.33	%(5)	12.64%	22.73%	(17.97	)%(5)	6.14	%(5)	12.13%	22.03%	(18.30	)%(5)

$1,205		$356	$103	$84		$1,066		$128	$105	$88

2.93	%(6)	6.36%	13.36%	17.83	%(6)	3.43	%(6)	6.86%	13.86%	18.33	%(6)
1.74	%(6)	1.74%	1.74%	1.74	%(6)	2.24	%(6)	2.24%	2.24%	2.24	%(6)

4.00	%(6)	(1.44)%	(10.94)%	(16.24	)%(6)	3.50	%(6)	(1.94)%	(11.44)%	(16.74	)%(6)
5.19	%(6)	3.18%	0.68%	(0.15	)%(6)	4.69	%(6)	2.68%	0.18%	(0.65	)%(6)
28%		38%	77%	N/A	(9)	28%		38%	77%	N/A	(9)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Multi-Disciplinary Fund
	Institutional Class
	For the
	Six Months				February 11,
	Ended		For the	For the	2008ˆ
	June 30,		Year Ended	Year Ended	through
	2011		December 31,	December 31,	December 31,
	(Unaudited)		2010	2009	2008

PER SHARE DATA:(1)
Net Asset Value
Beginning of Period	$10.50		$9.89	$8.23	$10.00

Income from Investment Operations:
Net investment income(2)	0.30		0.37	0.10	0.02
Net realized and unrealized gain (loss) on investments	0.39		0.91	1.81	(1.79)

Total from investment operations	0.69		1.28	1.91	(1.77)

Redemption Fees	—		—	—	—
Less Distributions:
From net investment income	(0.20)		(0.37)	(0.09)	(0.00	)(3)
From net realized gains	—		(0.30)	(0.16)	—

Total distributions	(0.20)		(0.67)	(0.25)	(0.00	)(3)

Net Asset Value, End of Period	$10.99		$10.50	$9.89	$8.23

Total return(4)	6.56	%(5)	13.19%	23.25%	(17.65	)%(5)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$3,896		$142	$101	$82
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.63	%(6)	6.06%	13.06%	17.53	%(6)
After expense reimbursement(7)	1.29	%(6)	1.29%	1.29%	1.29	%(6)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	4.30	%(6)	(1.14)%	(10.64)%	(15.94	)%(6)
After expense reimbursement(7)	5.64	%(6)	3.63%	1.13%	0.30	%(6)
Portfolio turnover rate(8)	28%		38%	77%	N/A	(9)

ˆ	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Multi-Disciplinary Portfolio.
(9)	The Multi-Disciplinary Portfolio did not hold any long-term securities during the period, therefore the portfolio turnover is not applicable.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2011 (Unaudited)

The Internet Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets

Information	$65,137,673	52.8%
Retail Trade	14,086,999	11.4%
Finance and Insurance	11,941,357	9.7%
Manufacturing	9,553,200	7.8%
Arts, Entertainment, and Recreation	6,327,733	5.1%
Professional, Scientific, and Technical Services	4,975,320	4.0%
Telecommunications	2,485,582	2.0%
Real Estate and Rental and Leasing	2,190,368	1.8%
Transportation and Warehousing	1,266,341	1.0%
Management of Companies and Enterprises	777,377	0.6%
Administrative and Support and Waste Management and Remediation Services	496,218	0.4%
Educational Services	396,606	0.3%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2011 (Unaudited) — (Continued)

The Global Portfolio

		Percentage
	Market	of Total
Country Allocation*	Value	Net Assets

Japan	$2,437,724	47.1%
France	486,668	9.4%
Canada	327,071	6.3%
Germany	250,908	4.9%
Switzerland	225,204	4.4%
Italy	216,313	4.2%
United Kingdom	187,040	3.6%
Netherlands	154,080	3.0%
Jersey	141,315	2.7%
Chile	129,440	2.5%
Hong Kong	106,918	2.1%
Hungary	96,849	1.9%
Poland	75,361	1.5%
Luxembourg	72,754	1.4%
Australia	68,475	1.3%
China	64,639	1.3%
Denmark	48,839	0.9%
Bermuda	39,837	0.8%
Portugal	26,590	0.5%
Austria	16,462	0.3%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2011 (Unaudited) — (Continued)

The Paradigm Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets

Finance and Insurance	$202,266,703	17.0%
Real Estate and Rental and Leasing	185,716,566	15.7%
Information	160,829,819	13.6%
Arts, Entertainment, and Recreation	148,888,339	12.5%
Mining, Quarrying, and Oil and Gas Extraction	147,040,573	12.4%
Management of Companies and Enterprises	103,293,437	8.7%
Retail Trade	96,841,759	8.2%
Manufacturing	58,592,542	4.9%
Transportation and Warehousing	22,459,905	1.9%
Telecommunications	10,503,789	0.9%
Wholesale Trade	7,525,230	0.6%
Utilities	1,651,547	0.1%
Escrow Notes	0	0.0%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2011 (Unaudited) — (Continued)

The Medical Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets

Manufacturing	$31,392,282	90.8%
Professional, Scientific, and Technical Services	1,503,014	4.3%
Finance & Insurance	3,964	0.0%
Health Care and Social Assistance	1,450	0.0%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2011 (Unaudited) — (Continued)

The Small Cap Opportunities Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets

Finance and Insurance	$30,898,296	27.3%
Real Estate and Rental and Leasing	18,877,594	16.7%
Transportation and Warehousing	14,749,954	13.1%
Mining, Quarrying, and Oil and Gas Extraction	10,382,113	9.2%
Management of Companies and Enterprises	9,997,414	8.8%
Manufacturing	7,230,276	6.4%
Retail Trade	7,159,043	6.3%
Arts, Entertainment, and Recreation	4,516,691	4.0%
Administrative and Support and Waste Management and Remediation Services	3,916,297	3.5%
Information	3,223,230	2.9%
Utilities	836,679	0.7%
Accommodation and Food Services	660,753	0.6%
Telecommunications	336,977	0.3%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2011 (Unaudited) — (Continued)

The Market Opportunities Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets

Finance and Insurance	$40,183,958	80.0%
Mining, Quarrying, and Oil and Gas Extraction	3,848,598	7.6%
Management of Companies and Enterprises	1,952,245	3.9%
Retail Trade	1,839,093	3.7%
Arts, Entertainment, and Recreation	1,595,116	3.2%
Information	240,306	0.5%
Utilities	70,541	0.1%
Transportation and Warehousing	58,892	0.1%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2011 (Unaudited) — (Continued)

The Water Infrastructure Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets

Utilities	$4,195,964	22.8%
Manufacturing	2,683,050	14.6%
Mining, Quarrying, and Oil and Gas Extraction	1,822,500	9.9%
Management of Companies and Enterprises	1,316,981	7.2%
Professional, Scientific, and Technical Services	431,865	2.3%
Administrative and Support and Waste Management and Remediation Services	48,180	0.3%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2011 (Unaudited) — (Continued)

The Multi-Disciplinary Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets

Mining, Quarrying, and Oil and Gas Extraction	$3,927,575	23.0%
Finance and Insurance	1,780,241	10.4%
Transportation and Warehousing	1,505,000	8.8%
Management of Companies and Enterprises	1,422,724	8.3%
Utilities	1,085,000	6.3%
Real Estate and Rental and Leasing	1,068,933	6.2%
Arts, Entertainment, and Recreation	873,375	5.1%
Health Care and Social Assistance	812,000	4.8%
Administrative and Support and Waste Management and Remediation Services	343,125	2.0%
Manufacturing	359,875	2.1%
Professional, Scientific, and Technical Services	105,375	0.6%
Information	101,125	0.6%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2011 (Unaudited)

Identifier	COMMON STOCKS — 96.05%	Shares	Value

	Administrative and Support Services — 0.40%
CTRP	Ctrip.com International Ltd. — ADR*ˆ	6,000	$258,480
IILG	Interval Leisure Group, Inc.*	200	2,738
ID	L-1 Identity Solutions, Inc.*	20,000	235,000

			496,218

	Amusement, Gambling, and Recreation Industries — 0.94%
DIS	The Walt Disney Co.ˆ	29,691	1,159,137

	Asset Management — 0.26%
URB/A CN	Urbana Corporation — Class A*	240,000	323,501

	Broadcasting (except Internet) — 18.30%
CBS	CBS Corporation — Class B	48,340	1,377,206
DISCA	Discovery Communications, Inc. — Class A*ˆ	90,412	3,703,275
LBTYK	Liberty Global, Inc. — Series C*	100,707	4,300,189
LCAPA	Liberty Media Corp. — Capital — Series A*	23,580	2,021,985
LINTA	Liberty Media Corp. — Interactive — Class A*	174,500	2,926,365
LSTZA	Liberty Media Corp. — Starz — Series A*	40,190	3,023,896
2008 HK	Phoenix Satellite Television Holdings Limited	5,006,000	1,974,944
SNI	Scripps Networks Interactive — Class A	65,000	3,177,200
SIRI	Sirius XM Radio, Inc.*	46,000	100,740

			22,605,800

	Computer and Electronic Product Manufacturing — 2.05%
AAPL	Apple, Inc.*	5,000	1,678,350
QCOM	QUALCOMM Inc.	15,000	851,850

			2,530,200

	Credit Intermediation and Related Activities — 0.04%
TREE	Tree.com, Inc.*	10,033	51,369

	Data Processing, Hosting and Related Services — 0.10%
CSGP	CoStar Group, Inc.*ˆ	2,000	118,560

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2011 (Unaudited) — (Continued)

Identifier		Shares	Value

	Data Processor — 3.02%
MA	Mastercard, Inc. — Class A	5,620	$1,693,531
VRSK	Verisk Analytics, Inc. — Class A*	10,000	346,200
V	Visa, Inc. — Class Aˆ	20,000	1,685,200

			3,724,931

	Defense — 5.68%
CACI	CACI International, Inc. — Class A*ˆ	55,000	3,469,400
MANT	ManTech International Corporation — Class Aˆ	80,000	3,553,600

			7,023,000

	Educational Services — 0.32%
EDU	New Oriental Education & Technology Group, Inc. — ADR*ˆ	3,550	396,606

	European Exchanges — 1.53%
NAT BB	Compagnie Nationale a Portefeuille*+	26,685	1,891,145

	Gaming — 1.22%
200 HK	Melco International Development Limited	1,500,000	1,513,165

	Global Exchanges — 2.06%
JSE SJ	JSE Limited	51,000	478,941
8697 JP	Osaka Securities Exchange Co., Ltd.	210	935,159
SGX SP	Singapore Exchange Limited	185,000	1,134,128

			2,548,228

	Holding Company — 0.63%
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*	2,000	23
IEP	Icahn Enterprises LP	18,078	777,354

			777,377

	Management of Companies and Enterprises — 2.01%
SATS	EchoStar Corporation — Class A*	68,229	2,485,583

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2011 (Unaudited) — (Continued)

Identifier		Shares	Value

	Motion Picture and Sound Recording Industries — 8.60%
DWA	DreamWorks Animation SKG, Inc. — Class A*ˆ	154,420	$3,103,842
SINA	SINA Corporation*ˆ	41,980	4,370,118
TWX	Time Warner, Inc.ˆ	86,666	3,152,042

			10,626,002

	Motor Vehicle and Parts Dealers — 0.92%
AN	AutoNation, Inc.*ˆ	30,890	1,130,883

	Non-Store Retailers — 10.49%
CPRT	Copart, Inc.*ˆ	20,030	933,398
EBAY	eBay, Inc.*	81,290	2,623,228
HSNI	HSN, Inc.*	200	6,584
IACI	IAC/InterActiveCorp*ˆ	60,740	2,318,446
OSTK	Overstock.com, Inc.*	1,000	15,220
RBA	Ritchie Bros. Auctioneers, Incorporatedˆ	162,000	4,453,380
SOHU	Sohu.com Inc.*ˆ	18,000	1,300,860
BID	Sotheby’sˆ	30,000	1,305,000

			12,956,116

	Other Exchanges — 0.32%
FTIS LI	Financial Technologies (India) Ltd. — GDR	144,000	390,816

	Other Information Services — 10.22%
BIDU	Baidu.com, Inc. — ADR*	57,540	8,063,080
EXPE	Expedia, Inc.ˆ	50,320	1,458,777
GOOG	Google Inc. — Class A*	3,200	1,620,416
NTES	NetEase.com Inc. — ADR*	11,320	510,419
YHOO	Yahoo! Inc.*ˆ	60,000	902,400
YOKU	Youku.com, Inc. — ADR*ˆ	2,160	74,196

			12,629,288

	Performing Arts, Spectator Sports, and Related Industries — 2.96%
LYV	Live Nation Entertainment, Inc.*	112,724	1,292,944
MSG	The Madison Square Garden Company — Class A*	85,815	2,362,487

			3,655,431

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2011 (Unaudited) — (Continued)

Identifier		Shares	Value

	Professional, Scientific, and Technical Services — 4.03%
JRJC	China Finance Online Company — ADR*ˆ	10,000	$35,900
CTSH	Cognizant Technology Solutions Corporation — Class A*	39,000	2,860,260
ICGE	ICG Group Inc.*	15,000	183,450
INFY	Infosys Technologies Limited — ADRˆ	27,185	1,773,278
MWW	Monster Worldwide, Inc.*ˆ	2,000	29,320
UNTD	United Online, Inc.ˆ	10,000	60,300
WYY	WidePoint Corp.*ˆ	39,062	32,812

			4,975,320

	Publishing Industries (except Internet) — 7.06%
ROVI	Rovi Corporation*ˆ	94,600	5,426,256
SSP	The E.W. Scripps Company — Class A*ˆ	341,000	3,297,470

			8,723,726

	Rental and Leasing Services — 0.98%
CDCO	Comdisco Holding Company, Inc.	194,400	1,211,112

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 1.89%
COWN	Cowen Group, Inc. — Class A*ˆ	193,103	726,067
ICE	IntercontinentalExchange Inc.*ˆ	11,670	1,455,366
MKTX	MarketAxess Holdings, Inc.	6,000	150,360

			2,331,793

	Special Purpose Entity — 0.00%
ADPAO	Adelphia Contingent Value Vehicle CVV Services ACC-4 Int*+	250,827	0
ADPAL	Adelphia Recovery Trust Ser ACC-6 E/F Int*+	4,878,645	0

			0

	Telecommunications — 8.45%
CHU	China Unicom (Hong Kong) Limited — ADRˆ	107,645	2,181,964
DISH	DISH Network Corp. — Class A*	60,410	1,852,775
215 HK	Hutchison Telecommunications Hong Kong Holdings Limited	2,300,000	709,356

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2011 (Unaudited) — (Continued)

Identifier		Shares	Value

	Telecommunications (Continued)
HTHKY	Hutchison Telecommunications Hong Kong Holdings Limited — ADR ˆ	45,000	$205,650
SNSH	Sunshine PCS Corporation — Class A*	149	5,111
VIA/B	Viacom Inc. — Class B	107,440	5,479,440

			10,434,296

	U.S. Equity Exchanges — 0.55%
NYX	NYSE Euronext	19,830	679,574

	Warehousing and Storage — 1.02%
IRM	Iron Mountain Incorporatedˆ	37,147	1,266,341

	TOTAL COMMON STOCKS (cost $74,400,125 )		118,655,518

		Principal
	ESCROW NOTES — 0.00%	Amount

	Special Purpose Entity — 0.00%
006ESCBG1	Adelphia Communications Corp.*+	$200,000	0
006ESC958	Adelphia Communications Corp. Preferred*+	190,000	0

	TOTAL ESCROW NOTES (cost $0 )		0

	RIGHTS — 0.79%	Shares

	Rental and Leasing Services — 0.79%
CDCOR	Comdisco Holding Company, Inc.
	Expiration Date: 12/31/2050
	Strike Price: $1.00#	12,240,699	979,256

	TOTAL RIGHTS (cost $2,643,576 )		979,256

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2011 (Unaudited) — (Continued)

Identifier	SHORT-TERM INVESTMENTS — 3.22%	Shares	Value

	Money Market Funds — 3.22%
FIUXX	First American Prime Obligations Fund — Class I, 0.00%[b]	3,975,558	$3,975,558

	TOTAL SHORT-TERM INVESTMENTS (cost $3,975,558 )		3,975,558

	INVESTMENTS PURCHASED WITH
	THE CASH PROCEEDS FROM
	SECURITIES LENDING — 39.88%

	Investment Companies — 39.88%
	Mount Vernon Securities Lending Trust —
	Prime Portfolio, 0.20%[b]	49,273,501	49,273,501

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (cost $49,273,501)		49,273,501

	TOTAL INVESTMENTS — 139.94% (cost $130,292,760)		$172,883,833

Percentages are stated as a percent of net assets.

* —	Non-income producing security.

ˆ —	This security or a portion of this security was out on loan at June 30, 2011. Total loaned securities had a market value of $48,206,745 at June 30, 2011.

# —	Contingent value right (contingent upon profitability of company).

+ —	Security is considered illiquid and was fair valued. The aggregate value of such securities is $1,891,145 or 1.53% of net assets.

b — The rate quoted is the annualized seven-day yield as of June 30, 2011.

ADR —	American Depository Receipt.

GDR —	Global Depository Receipt.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2011 (Unaudited) — (Continued)

Identifier	COMMON STOCKS — 100.07%	Shares	Value

	Arts, Entertainment, and Recreation — 0.77%
585 HK	Imagi International Holdings Limited*	1,000,000	$39,837

	Asset Management — 1.92%
8739 JP	SPARX Group Co., Ltd.*	1,000	99,124

	Beverage and Tobacco Product Manufacturing — 1.46%
ZWC PW	Grupa Zywiec S.A.	200	43,751
ZWACK HB	Zwack Unicum Nyrt.	400	31,756

			75,507

	Chemical Manufacturing — 17.03%
LYB	LyondellBasell Industries NV — Class Aˆ	4,000	154,080
MRK GR	Merck KGaA	1,000	108,675
SNY	Sanofi-Aventis — ADRˆ	4,000	160,680
SHPGY	Shire PLC — ADRˆ	1,500	141,315
4911 JP	Shiseido Company, Limited	10,000	186,200
SQM	Sociedad Quimica y Minera de Chile SA — ADRˆ	2,000	129,440

			880,390

	Commercial Banking — 2.52%
BHW PW	Bank Handlowy w Warszawie S.A.	500	15,860
MIL PW	Bank Millennium S.A.	8,000	15,750
MFG	Mizuho Financial Group, Inc. — ADRˆ	30,000	98,400

			130,010

	Computer and Electronic Product Manufacturing — 10.15%
6954 JP	Fanuc Corporation	1,500	249,301
6861 JP	Keyence Corporation	500	141,233
6506 JP	YASKAWA Electric Corporation	12,000	133,855

			524,389

	Credit Intermediation and Related Activities — 7.71%
MTU	Mitsubishi UFJ Financial Group, Inc. — ADR	20,000	96,600
OTP HB	OTP Bank Nyrt.	2,000	65,094
SMFG	Sumitomo Mitsui Financial Group, Inc. — ADRˆ	16,000	98,400

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2011 (Unaudited) — (Continued)

Identifier		Shares	Value

	Credit Intermediation and Related Activities (Continued)
8309 JP	Sumitomo Mitsui Trust Holdings, Inc.	40,000	$138,625

			398,719

	Food Manufacturing — 1.92%
BARN SW	Barry Callebaut AG	100	99,078

	Funds, Trusts, and Other Financial Vehicles — 3.27%
AER CN	Groupe Aeroplan, Inc.	8,000	110,488
2337 JP	Ichigo Group Holdings Co., Ltd.*	500	58,319

			168,807

	Global Exchanges — 2.59%
8697 JP	Osaka Securities Exchange Co., Ltd.	30	133,594

	Insurance Carriers and Related Activities — 2.07%
MUV2 GR	Muenchener Rueckversicherungs-Gesellschaft AG	700	107,044

	Machinery Manufacturing — 0.68%
KWG GR	KHD Humboldt Wedag International AG*	3,978	35,189

	Medical Equipment and Supplies Manufacturing — 1.38%
NOBN VX	Nobel Biocare Holding AG	3,500	71,353

	Merchant Wholesalers, Durable Goods — 9.37%
CFAO FP	CFAO	2,000	86,661
973 HK	L’Occitane International SA*	40,000	106,917
7974 JP	Nintendo Co., Ltd.	1,100	205,913
7867 JP	Tomy Company, Ltd.	10,000	84,839

			484,330

	Merchant Wholesalers, Nondurable Goods — 8.30%
EDEN FP	Edenred	5,000	152,557
5002 JP	Showa Shell Sekiyu K.K.	10,000	92,417
3402 JP	Toray Industries, Inc.	25,000	183,839

			428,813

	Mining (except Oil and Gas) — 2.35%
ELT AU	Elementos Limited*	9,081	2,192
ORE AU	Orocobre Ltd.*	30,000	66,283

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2011 (Unaudited) — (Continued)

Identifier		Shares	Value

	Mining (except Oil and Gas) (Continued)
TTT	Terra Nova Realty Corp.	7,000	$53,060

			121,535

	Oil and Gas Extraction — 0.47%
MAU FP	Establissements Maurel et Prom	1,000	24,515

	Paper Manufacturing — 0.51%
PTI PL	Portucel — Empresa Produtora de Pasta e Papel, S.A.	8,000	26,590

	Professional, Scientific, and Technical Services — 7.70%
ALKB DC	Alk-Abello A/S	800	48,839
BSLN SW	Basilea Pharmaceutica AG*	750	54,773
8601 JP	Daiwa Securities Group Inc.	15,000	65,772
ICLL AV	Intercell AG*	4,000	16,462
PTS CN	Points International Ltd.*	6,000	60,097
4825 JP	Weathernews, Inc.	6,000	152,040

			397,983

	Real Estate — 3.41%
BRE CN	Brookfield Real Estate Services, Inc.	7,000	103,427
GFJ GR	Gagfah SA	10,000	72,754

			176,181

	Retail Trade — 1.19%
CA FP	Carrefour SA	1,500	61,603

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 1.91%
NMR	Nomura Holdings, Inc. — ADRˆ	20,000	98,600

	Sporting Goods, Hobby, Book, and Music Stores — 2.33%
7309 JP	Shimano Inc.	2,200	120,651

	Telecommunications — 3.62%
VOD	Vodafone Group Plc — ADRˆ	7,000	187,040

	Transportation Equipment — 1.52%
BRE IM	Brembo S.p.A.	5,500	78,403

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2011 (Unaudited) — (Continued)

Identifier		Shares	Value

	Transportation Equipment Manufacturing — 1.25%
1211 HK	BYD Company Limited — Class H*	20,000	$64,639

	Utilities — 2.67%
EGPW IM	Enel Green Power SpA	50,000	137,910

	TOTAL COMMON STOCKS (cost $5,008,769 )		5,171,834

	WARRANTS — 0.01%

	Oil and Gas and Consumable Fuels — 0.01%
B4PM666	Maurel Et Prom Cw14 Expiration Date: 6/30/2014 Strike Price: $14.20*	1,000	653

	TOTAL WARRANTS (cost $0 )		653

	INVESTMENTS PURCHASED WITH
	THE CASH PROCEEDS FROM
	SECURITIES LENDING — 10.89%

	Investment Companies — 10.89%
	Mount Vernon Securities Lending Trust —
	Prime Portfolio, 0.20%[b]	562,925	562,925

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (cost $562,925)		562,925

	TOTAL INVESTMENTS — 110.97% (cost $5,571,694)		$5,735,412

Percentages are stated as a percent of net assets.

* —	Non-income producing security.

ˆ —	This security or a portion of this security was out on loan at June 30, 2011. Total loaned securities had a market value of $513,402 at June 30, 2011.

b — The rate quoted is the annualized seven-day yield as of June 30, 2011.

ADR —	American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2011 (Unaudited) — (Continued)

Identifier	COMMON STOCKS — 95.99%	Shares	Value

	Asset Management — 5.49%
BAM	Brookfield Asset Management Inc. — Class A	1,853,790	$61,490,214
URB/A CN	Urbana Corporation — Class A*	398,178	536,712
806 HK	Value Partners Group Limited	3,713,000	3,177,786

			65,204,712

	Beverage and Tobacco Product Manufacturing — 1.38%
168 HK	Tsingtao Brewery Co. Limited — Class H	2,840,000	16,404,898

	Broadcasting (except Internet) — 8.54%
CBS	CBS Corporation — Class B	573,720	16,345,283
DISCA	Discovery Communications, Inc. — Class A*ˆ	273,673	11,209,646
LCAPA	Liberty Media Corp. — Capital — Series A*	234,906	20,143,189
LINTA	Liberty Media Corp. — Interactive — Class A*	1,132,192	18,986,860
LSTZA	Liberty Media Corp. — Starz — Series A*	285,589	21,487,717
SNI	Scripps Networks Interactive — Class A	75,973	3,713,560
VIA/B	Viacom Inc. — Class B	188,499	9,613,449

			101,499,704

	Chemical Manufacturing — 2.66%
SIAL	Sigma-Aldrich Corp.	429,815	31,539,825

	Credit Intermediation and Related Activities — 0.00%
UCBHQ	UCBH Holdings, Inc.*ˆ	112,751	1,240

	Gaming — 11.43%
LVS	Las Vegas Sands Corp.*	1,465,011	61,838,114
200 HK	Melco International Development Limited	1,863,000	1,879,352
MGM	MGM Resorts International*ˆ	759,661	10,035,122
WYNN	Wynn Resorts Limited	432,295	62,051,624

			135,804,212

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2011 (Unaudited) — (Continued)

Identifier		Shares	Value

	General Merchandise Stores — 2.93%
JCP	J.C. Penney Company, Inc.ˆ	301,490	$10,413,465
SCC CN	Sears Canada Inc.	306,219	5,562,711
SHLD	Sears Holdings Corporation*ˆ	263,852	18,849,587

			34,825,763

	Global Exchanges — 2.76%
388 HK	Hong Kong Exchanges & Clearing Limited	528,000	11,066,579
JSE SJ	JSE Limited	470,543	4,418,865
8697 JP	Osaka Securities Exchange Co., Ltd.	3,889	17,318,260

			32,803,704

	Holding Company — 9.06%
BRK/A	Berkshire Hathaway Inc. — Class A*	34	3,947,570
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*	23,520	273
IEP	Icahn Enterprises LP	467,319	20,094,717
JS SP	Jardine Strategic Holdings Limited	60,000	1,836,000
LUK	Leucadia National Corporationˆ	2,270,231	77,414,877
OCX CN	Onex Corporation	113,500	4,397,838

			107,691,275

	Insurance Carriers and Related Activities — 2.07%
MKL	Markel Corporation*	32,732	12,988,385
2328 HK	PICC Property & Casualty Co. Ltd. — Class H*	2,538,000	4,318,224
PWF CN	Power Financial Corporation	234,000	7,215,677

			24,522,286

	Manufactured Brands — 0.90%
JAH	Jarden Corporation	308,543	10,647,819

	Merchant Wholesalers, Nondurable Goods — 0.63%
NOBL SP	Noble Group Limited	4,692,000	7,525,230

	Mining (except Oil and Gas) — 3.27%
AAUKY	Anglo American PLC — ADR	175,000	4,348,750
FNV CN	Franco-Nevada Corporation	922,362	34,428,982

			38,777,732

	Motion Picture and Sound Recording Industries — 3.17%
DWA	DreamWorks Animation SKG, Inc. — Class A*ˆ	1,873,460	37,656,546

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2011 (Unaudited) — (Continued)

Identifier		Shares	Value

	Motor Vehicle and Parts Dealers — 5.22%
AN	AutoNation, Inc.*ˆ	761,100	$27,863,871
AZO	AutoZone, Inc.*	55,477	16,357,393
PAG	Penske Automotive Group, Inc.ˆ	782,530	17,794,732

			62,015,996

	Oil and Gas Extraction — 9.12%
CNQ	Canadian Natural Resources Ltd.	651,605	27,276,186
COS CN	Canadian Oil Sands Ltd.	1,420,008	41,024,031
SU	Suncor Energy, Inc.ˆ	1,022,062	39,962,624

			108,262,841

	Performing Arts, Spectator Sports, and Related Industries — 1.10%
LYV	Live Nation Entertainment, Inc.*	1,140,726	13,084,127

	Port and Harbor Operations — 0.02%
3382 HK	Tianjin Port Development Holdings Ltd.	1,512,000	287,567

	Real Estate — 15.18%
ALX	Alexander’s, Inc. — REIT	5,091	2,021,127
1 HK	Cheung Kong (Holdings) Limited	1,063,240	15,548,879
ELS	Equity Lifestyle Properties, Inc.	273,050	17,049,242
FCE/A	Forest City Enterprises, Inc. — Class A*ˆ	1,802,642	33,655,326
10 HK	Hang Lung Group Limited	1,450,000	9,186,296
12 HK	Henderson Land Development Company Limited	3,491,260	22,499,799
HHC	The Howard Hughes Corporation*	741,400	48,220,656
823 HK	The Link — REIT	2,200,000	7,506,072
TPL	Texas Pacific Land Trust	210,598	9,554,831
VNO	Vornado Realty Trust — REITˆ	105,869	9,864,874
4 HK	The Wharf Holdings Limited	740,300	5,141,963

			180,249,065

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 6.34%
CBOE	CBOE Holdings Inc.ˆ	1,611,526	39,643,540
ICE	IntercontinentalExchange Inc.*ˆ	286,211	35,693,374

			75,336,914

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2011 (Unaudited) — (Continued)

Identifier		Shares	Value

	Support Activities for Transportation — 1.87%
995 HK	Anhui Expressway Co. Ltd. — Class H	1,052,000	$878,728
694 HK	Beijing Capital International Airport Company Limited — Class H*	27,459,000	12,844,335
357 HK	Hainan Meilan International Airport Company Limited — Class H	2,587,720	2,607,107
548 HK	Shenzhen Expressway Company Limited — Class H	2,100,000	1,192,798
107 HK	Sichuan Expressway Co. Limited — Class H	9,000,000	4,649,370

			22,172,338

	Telecommunications — 2.71%
DISH	DISH Network Corp. — Class A*	706,670	21,673,569
SATS	EchoStar Corporation — Class A*	288,328	10,503,789

			32,177,358

	Utilities — 0.14%
BIP	Brookfield Infrastructure Partners LPˆ	65,930	1,651,547

	TOTAL COMMON STOCKS (cost $978,710,176)		1,140,142,699

		Principal
	ESCROW NOTES — 0.00%	Amount

	Special Purpose Entity — 0.00%
13199ACT6	Calpine Corporation (converted from Capline Corp., 8.750%, 07/15/2008)*+	$200,000	0
13199ACU3	Calpine Corporation (converted from Capline Corp., 7.875%, 04/01/2008)*+	200,000	0
13199ACV1	Calpine Corporation (converted from Capline Corp., 7.625%, 04/15/2050)*+	100,000	0

	TOTAL ESCROW NOTES (cost $0)		0

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2011 (Unaudited) — (Continued)

		Principal
Identifier	CONVERTIBLE BONDS — 0.46%	Amount	Value

	Real Estate — 0.46%
345550AK3	Forest City Enterprises, Inc.
	3.625%, 10/15/2014	$4,000,000	$5,467,500

	TOTAL CONVERTIBLE BONDS (cost $3,226,569 )		5,467,500

	CORPORATE BONDS — 0.00%

	Credit Intermediation and Related Activities — 0.00%
317928AA7	FINOVA Group, Inc.
	7.500%, 11/15/2009, Acquired 10/19/2006-3/29/2007 at $7,902,157 (Default Effective 4/29/2005)*+	9,503,880	10

	TOTAL CORPORATE BONDS (cost $7,341,784 )		10

	SHORT-TERM INVESTMENTS — 3.67%	Shares

	Money Market Funds — 3.67%
FIUXX	First American Prime Obligations Fund — Class I, 0.00% [b]	43,588,609	43,588,609

	TOTAL SHORT-TERM INVESTMENTS (cost $43,588,609 )		43,588,609

	INVESTMENTS PURCHASED WITH
	THE CASH PROCEEDS FROM
	SECURITIES LENDING — 15.85%

	Investment Companies — 15.85%
	Mount Vernon Securities Lending Trust — Prime Portfolio, 0.20%[b]	188,226,101	188,226,101

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (cost $188,226,101)		188,226,101

	TOTAL INVESTMENTS — 115.97% (cost $1,221,093,239)		$1,377,424,919

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2011 (Unaudited) — (Continued)

Percentages are stated as a percent of net assets.

* —	Non-income producing security.

ˆ —	This security or a portion of this security was out on loan at June 30, 2011. Total loaned securities had a market value of $180,989,628 at June 30, 2011.

+ —	Security is considered illiquid and was fair valued. The aggregate value of such securities is $10 or 0.00% of net assets.

b — The rate quoted is the annualized seven-day yield as of June 30, 2011.

ADR —	American Depository Receipt.

REIT —	Real Estate Investment Trust.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — June 30, 2011 (Unaudited) — (Continued)

Identifier	COMMON STOCKS — 95.01%	Shares	Value

	Ambulatory Health Care Services — 0.00%
AVXT	AVAX Technologies, Inc.*	50,000	$1,450

	Chemical Manufacturing — 4.53%
AGEN	Agenus, Inc.*ˆ	892	696
APHB	Ampliphi Biosciences Corp.*	1,000	225
LONN VX	Lonza Group AG	15,000	1,173,952
MRK	Merck & Co., Inc.	11,000	388,190
MMRF	MMRGlobal Inc.*	43,000	2,021

			1,565,084

	Computer and Electronic Product Manufacturing — 0.01%
TGX	Theragenics Corporation*	2,000	3,520

	Pharmaceutical and Biotechnology — 84.48%
ABT	Abbott Laboratories	29,000	1,525,980
ATLN VX	Actelion Ltd.	14,000	689,551
AEZS	AEterna Zentaris Inc.*ˆ	102,500	225,500
ALKS	Alkermes, Inc.*ˆ	32,000	595,200
ARNA	Arena Pharmaceuticals, Inc.*ˆ	45,000	61,200
AZN	AstraZeneca PLC — ADRˆ	21,000	1,051,470
ATB CN	Atrium Innovations Inc.*ˆ	4,884	80,265
BIIB	Biogen Idec, Inc.*	37,250	3,982,770
BPAX	BioSante Pharmaceuticals, Inc.*ˆ	13,476	37,059
BMY	Bristol-Myers Squibb Company	48,000	1,390,080
CLDX	Celldex Therapeutics Inc.*ˆ	26,294	93,344
CEPH	Cephalon, Inc.*ˆ	11,000	878,900
1093 HK	China Pharmaceutical Group Limited	1,640,000	794,531
CBST	Cubist Pharmaceuticals, Inc.*ˆ	38,000	1,367,620
DNDN	Dendreon Corporation*	29,000	1,143,760
LLY	Eli Lilly & Company	37,000	1,388,610
EPCT	EpiCept Corporation*	680	360
GSK	GlaxoSmithKline plc — ADRˆ	37,673	1,616,172
HGSI	Human Genome Sciences, Inc.*ˆ	21,000	515,340
IMGN	ImmunoGen, Inc.*ˆ	14,000	170,660
ISIS	Isis Pharmaceuticals, Inc.*ˆ	29,000	265,640
ISA CN	Isotechnika Pharma Inc.*	40,000	5,806
JNJ	Johnson & Johnson	30,000	1,995,600
LIFE	Life Technologies Corporation*	36,000	1,874,520
MAXY	Maxygen, Inc.ˆ	39,000	213,330
MYRX	Myrexis Inc.*	72,000	257,760
COX FP	NicOx SA*	41,535	108,478
NVS	Novartis AG — ADR	35,000	2,138,850

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — June 30, 2011 (Unaudited) — (Continued)

Identifier		Shares	Value

	Pharmaceutical and Biotechnology (Continued)
ONTY	Oncothyreon, Inc.*ˆ	28,333	$260,380
PTIE	Pain Therapeutics, Inc.	38,000	147,060
PFE	Pfizer, Inc.	56,000	1,153,600
PGNX	Progenics Pharmaceuticals, Inc.*ˆ	65,200	468,136
SNY	Sanofi-Aventis — ADRˆ	36,000	1,446,120
SCR	Simcere Pharmaceutical Group — ADR*ˆ	58,000	566,660
TELK	Telik, Inc.*ˆ	116,000	90,480
VICL	Vical Incorporated*ˆ	82,500	339,900
VPHM	ViroPharma Incorporated*ˆ	15,000	277,500

			29,218,192

	Pharmaceutical and Medicine Manufacturing — 1.64%
4508 JP	Mitsubishi Tanabe Pharma Corporation	34,000	568,039

	Professional, Scientific, and Technical Services — 4.35%
AFFX	Affymetrix, Inc.*	134,000	1,062,620
AMRI	Albany Molecular Research, Inc.*	56,000	269,360
CDXS	Codexis, Inc.*ˆ	5,611	54,034
PACB	Pacific Biosciences of California Inc.*	10,000	117,000

			1,503,014

	TOTAL COMMON STOCKS (cost $28,511,882 )		32,859,299

		Principal
	ESCROW NOTES — 0.00%	Amount

	Special Purpose Entity — 0.00%
053ESC992	Avigen Inc. Escrow*+	$51,000	0

	TOTAL ESCROW NOTES (cost $0 )		0

	RIGHTS — 0.12%	Shares

	Funds, Trusts, and Other Financial Vehicles — 0.01%
LGNYZ	Ligand Pharmaceuticals Incorporated General Contingent Value Right*	44,000	2,200
LGNXZ	Ligand Pharmaceuticals Incorporated Glucagon Contingent Value Right*	44,000	48
LGNDZ	Ligand Pharmaceuticals Incorporated Roche Contingent Value Right	44,000	1,672

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — June 30, 2011 (Unaudited) — (Continued)

Identifier		Shares	Value

	Funds, Trusts, and Other Financial Vehicles (Continued)
LGNZZ	Ligand Pharmaceuticals Incorporated TR Beta Contingent Value Right*	44,000	$44

			3,964

	Pharmaceutical and Biotechnology — 0.11%
GCVRZ	Sanofi Contingent Value Right*	15,538	37,447

	TOTAL RIGHTS (cost $0 )		41,411

	SHORT-TERM INVESTMENTS — 4.89%

	Money Market Funds — 4.89%
FIUXX	First American Prime Obligations Fund — Class I, 0.00%[b]	1,688,687	1,688,687
FAIXX	First American Prime Obligations Fund — Class Y, 0.00%[b]	4,434	4,434

	TOTAL SHORT-TERM INVESTMENTS (cost $1,693,121)		1,693,121

	INVESTMENTS PURCHASED WITH THE
	CASH PROCEEDS FROM SECURITIES
	LENDING — 25.66%

	Investment Companies — 25.66%
	Mount Vernon Securities Lending Trust —
	Prime Portfolio, 0.26%[b]	8,874,018	8,874,018

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (cost $8,874,018)		8,874,018

	TOTAL INVESTMENTS — 125.68% (cost $39,079,021)		$43,467,849

Percentages are stated as a percent of net assets.

* —	Non-income producing security.

ˆ —	This security or a portion of this security was out on loan at June 30, 2011. Total loaned securities had a market value of $8,409,612 at June 30, 2011.

+ —	Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.

b — The rate quoted is the annualized seven-day yield as of June 30, 2011.

ADR —	American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2011 (Unaudited) — (Continued)

Identifier	COMMON STOCKS — 99.38%	Shares	Value

	Air Transportation — 2.67%
670 HK	China Eastern Airlines Corporation Limited — Class H*	1,139,000	$506,437
1055 HK	China Southern Airlines Company Limited — Class H*	4,664,000	2,505,303

			3,011,740

	Asset Management — 12.84%
BNBMF	BAM Investments Ltd.*	125,540	2,160,780
CNS	Cohen & Steers, Inc.ˆ	83,623	2,772,102
OCX CN	Onex Corporation	24,860	963,262
PZN	Pzena Investment Management, Inc. — Class A	96,360	547,325
SII CN	Sprott, Inc.	1,680	12,873
URB/A CN	Urbana Corporation — Class A*	481,071	648,445
GROW	US Global Investors, Inc. — Class Aˆ	73,940	532,368
806 HK	Value Partners Group Limited	2,330,000	1,994,140
WSDT	WisdomTree Investments, Inc.*	771,080	4,888,647

			14,519,942

	Commercial Banking — 1.50%
BLBD LI	BLOM Bank s.a.l. — GDR	199,240	1,693,540

	Credit Intermediation and Related Activities — 0.20%
FBOD	First Bank of Delaware	80,025	162,451
PFBCD	Preferred Bank of Los Angeles*	9,361	67,396

			229,847

	Defense — 1.76%
CACI	CACI International, Inc. — Class A*ˆ	17,988	1,134,683
MANT	ManTech International Corporation — Class Aˆ	19,275	856,196

			1,990,879

	Gaming — 1.78%
200 HK	Melco International Development Limited	1,999,000	2,016,545

	Global Exchanges — 5.34%
JSE SJ	JSE Limited	352,000	3,305,629
8697 JP	Osaka Securities Exchange Co., Ltd.	613	2,729,775

			6,035,404

	Holding Company — 8.85%
IEP	Icahn Enterprises LP	232,498	9,997,414

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2011 (Unaudited) — (Continued)

Identifier		Shares	Value

	Insurance Carriers and Related Activities — 2.40%
GLRE	Greenlight Capital Re, Ltd. — Class A*ˆ	103,305	$2,715,888

	Manufactured Brands — 4.16%
JAH	Jarden Corporation	136,310	4,704,058

	Mining (except Oil and Gas) — 7.37%
FNV CN	Franco-Nevada Corporation	144,480	5,393,001
IMN CN	Inmet Mining Corporation	40,790	2,935,171

			8,328,172

	Motion Picture and Sound Recording Industries — 2.03%
DWA	DreamWorks Animation SKG, Inc. — Class A*ˆ	114,144	2,294,294

	Motor Vehicle and Parts Dealers — 2.69%
PAG	Penske Automotive Group, Inc.ˆ	133,520	3,036,245

	Non-Store Retailers — 3.65%
RBA	Ritchie Bros. Auctioneers, Incorporatedˆ	15,077	414,467
BID	Sotheby’sˆ	85,249	3,708,331

			4,122,798

	Oil and Gas Extraction — 1.82%
SEMUF	Siem Industries Inc.*	29,342	2,053,940

	Other Exchanges — 0.81%
NZX NZ	NZX Ltd.	462,420	919,476

	Performing Arts, Spectator Sports, and Related Industries — 2.21%
LYV	Live Nation Entertainment, Inc.*	140,567	1,612,303
MSG	The Madison Square Garden Company — Class A*	32,250	887,843

			2,500,146

	Pharmaceutical and Biotechnology — 0.47%
1093 HK	China Pharmaceutical Group Limited	1,105,000	535,339

	Pipeline Transportation — 0.94%
135 HK	Kunlun Energy Co., Ltd.	618,000	1,062,601
SUG	Southern Union Company	1	20

			1,062,621

	Publishing Industries (except Internet) — 0.78%
ROVI	Rovi Corporation*ˆ	13,510	774,934
VALU	Value Line, Inc.ˆ	7,615	102,117

			877,051

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2011 (Unaudited) — (Continued)

Identifier		Shares	Value

	Rail Transportation — 0.02%
525 HK	Guangshen Railway Company Limited — Class H	58,000	$24,298

	Real Estate — 16.26%
ALX	Alexander’s, Inc.	6,110	2,425,670
BLMC	Biloxi Marsh Lands Corporation	100	1,155
HHC	The Howard Hughes Corporation*ˆ	50,343	3,274,308
KEWL	Keweenaw Land Association Ltd.*	380	34,960
823 HK	The Link REIT	626,000	2,135,819
PVR	Penn Virginia Resources Partners, L.P.	39,821	1,072,778
TPL	Texas Pacific Land Trustˆ	180,700	8,198,359
FUR	Winthrop Realty Trust	103,573	1,236,662

			18,379,711

	Rental and Leasing Services — 0.04%
CDCO	Comdisco Holding Company, Inc.	7,560	47,099

	Restaurants — 0.59%
WEN	Wendy’s/Arby’s Group, Inc. — Class A	130,326	660,753

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 4.23%
CBOE	CBOE Holdings Inc.ˆ	122,190	3,005,874
JEF	Jefferies Group, Inc.ˆ	86,890	1,772,556
RHJI BB	RHJ International*	800	5,766

			4,784,196

	Support Activities for Transportation — 9.42%
694 HK	Beijing Capital International Airport Company Limited — Class H	5,199,000	2,431,906
357 HK	Hainan Meilan International Airport Company Limited — Class H	3,095,000	3,118,187
548 HK	Shenzhen Expressway Company Limited — Class H	539,000	306,152
107 HK	Sichuan Expressway Co. Limited — Class H	9,282,000	4,795,050

			10,651,295

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2011 (Unaudited) — (Continued)

Identifier		Shares	Value

	Telecommunications — 0.35%
CIBY	CIBL, Inc.	18	$9,630
SATS	EchoStar Corporation — Class A*	9,250	336,977
LICT	Lynch Interactive Corporation*	16	35,120
SNSH	Sunshine PCS Corporation — Class A*	208	7,135

			388,862

	Utilities — 0.74%
PICO	PICO Holdings, Inc.*	28,851	836,679

	Waste Management and Remediation Services — 3.46%
CVA	Covanta Holding Corporation	213,415	3,519,213
SWSH	Swisher Hygiene, Inc.*ˆ	70,530	397,084

			3,916,297

	TOTAL COMMON STOCKS (cost $93,710,667)		112,334,529

		Principal
	CORPORATE BONDS — 0.00%	Amount

	Credit Intermediation and Related Activities — 0.00%
317928AA7	FINOVA Group, Inc.
	7.500%, 11/15/2009, Acquired 10/19/2006-5/17/2007 at $741,082 (Default Effective 4/29/2005)*+	$2,783,965	3

	TOTAL CORPORATE BONDS (cost $1,232,811 )		3

	RIGHTS — 0.40%	Shares

	Rental and Leasing Services — 0.40%
CDCOR	Comdisco Holding Company, Inc.
	Expiration Date: 12/31/2050
	Strike Price: $1.00#	5,634,807	450,785

	TOTAL RIGHTS (cost $1,296,169 )		450,785

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2011 (Unaudited) — (Continued)

Identifier	SHORT-TERM INVESTMENTS — 0.71%	Shares	Value

	Money Market Funds — 0.71%
FIUXX	First American Prime Obligations Fund — Class I, 0.00%[b]	802,423	$802,423

	TOTAL SHORT-TERM INVESTMENTS (cost $802,423 )		802,423

	INVESTMENTS PURCHASED WITH
	THE CASH PROCEEDS FROM
	SECURITIES LENDING — 16.78%

	Investment Companies — 16.78%
	Mount Vernon Securities Lending Trust — Prime Portfolio, 0.20%[b]	18,973,978	18,973,978

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (cost $18,973,978)		18,973,978

	TOTAL INVESTMENTS — 117.27% (cost $116,016,048)		$132,561,718

Percentages are stated as a percent of net assets.

*	— Non-income producing security.

ˆ —	This security or a portion of this security was out on loan at June 30, 2011. Total loaned securities had a market value of $18,371,855 at June 30, 2011.

+	— Security is considered illiquid and was fair valued. The aggregate value of such securities is $3 or 0.00% of net assets.

b — The rate quoted is the annualized seven-day yield as of June 30, 2011.

#	— Contingent value right (contingent upon profitability of company).

GDR — Global Depository Receipt.

REIT — Real Estate Investment Trust.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — June 30, 2011 (Unaudited) — (Continued)

Identifier	COMMON STOCKS — 99.09%	Shares	Value

	Asset Management — 28.76%
BNBMF	BAM Investments Ltd.*	31,090	$535,117
BX	The Blackstone Group LPˆ	68,399	1,132,688
BAM	Brookfield Asset Management Inc. — Class A	71,540	2,372,982
CNS	Cohen & Steers, Inc.ˆ	45,822	1,518,999
EV	Eaton Vance Corp.ˆ	17,500	529,025
JZCP LN	JZ Capital Partners Ltd.	44,440	282,444
OCX CN	Onex Corporation	25,390	983,798
RCP LN	RIT Capital Partners plc*	14,570	303,059
SII CN	Sprott, Inc.	43,155	330,671
TROW	T. Rowe Price Group, Inc.	3,490	210,587
URB/A CN	Urbana Corporation — Class A*	356,004	479,864
806 HK	Value Partners Group Limited	1,712,000	1,465,222
WSDT	WisdomTree Investments, Inc.*	679,007	4,304,904

			14,449,360

	Credit Intermediation and Related Activities — 0.44%
CATY	Cathay General Bancorpˆ	3,237	53,054
CLFC	Center Financial Corporation*	5,454	34,633
EWBC	East West Bancorp, Inc.	3,204	64,753
NARA	Nara Bancorp, Inc.*	6,164	50,113
UCBHQ	UCBH Holdings, Inc.*	6,803	75
WIBC	Wilshire Bancorp, Inc.*ˆ	6,341	18,643

			221,271

	Data Processor — 5.32%
FISV	Fiserv, Inc.*	3,606	225,844
MA	Mastercard, Inc. — Class A	4,555	1,372,603
VRSK	Verisk Analytics, Inc. — Class A*	5,117	177,151
V	Visa, Inc. — Class Aˆ	10,650	897,369

			2,672,967

	European Exchanges — 1.59%
DB1 GR	Deutsche Boerse AG	10,508	798,485

	Gaming — 3.17%
LVS	Las Vegas Sands Corp.*	37,790	1,595,116

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — June 30, 2011 (Unaudited) — (Continued)

Identifier		Shares	Value

	Global Exchanges — 13.28%
388 HK	Hong Kong Exchanges & Clearing Limited	133,350	$2,794,940
JSE SJ	JSE Limited	124,500	1,169,178
8697 JP	Osaka Securities Exchange Co., Ltd.	150	667,971
SGX SP	Singapore Exchange Limited	332,727	2,039,758

			6,671,847

	Holding Company — 3.88%
BRK/A	Berkshire Hathaway Inc. — Class A*ˆ	9	1,044,945
IEP	Icahn Enterprises LPˆ	21,100	907,300

			1,952,245

	Insurance Carriers and Related Activities — 4.40%
2628 HK	China Life Insurance Co., Limited — Class H	114,000	389,683
GLRE	Greenlight Capital Re, Ltd. — Class A*	300	7,887
MKL	Markel Corporation*	523	207,532
2318 HK	Ping An Insurance Group Company of China Limited — Class H	60,000	619,530
PWF CN	Power Financial Corporation	32,000	986,759

			2,211,391

	Mining (except Oil and Gas) — 7.66%
FNV CN	Franco-Nevada Corporation	103,105	3,848,598

	Non-Store Retailers — 3.66%
BID	Sotheby’sˆ	42,278	1,839,093

	Other Exchanges — 1.27%
FTIS LI	Financial Technologies (India) Ltd. — GDR	102,980	279,488
IMAREX NO	IMAREX ASA*	1,850	19,717
NZX NZ	NZX Ltd.	170,954	339,925

			639,130

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 22.69%
CBOE	CBOE Holdings Inc.ˆ	164,971	4,058,287
CME	CME Group, Inc.	7,628	2,224,249
ICE	IntercontinentalExchange Inc.*	26,747	3,335,618
IVZ	Invesco Limited	16,415	384,111
JEF	Jefferies Group, Inc.ˆ	54,730	1,116,492
LSE LN	London Stock Exchange Group plc	16,538	281,619

			11,400,376

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — June 30, 2011 (Unaudited) — (Continued)

Identifier		Shares	Value

	Support Activities for Transportation — 0.12%
107 HK	Sichuan Expressway Co. Limited — Class H	114,000	$58,892

	Telecommunications — 0.03%
IRDM	Iridium Communications, Inc.*ˆ	1,672	14,463

	U.S. Equity Exchanges — 2.68%
NDAQ	The NASDAQ OMX Group, Inc.*	11,800	298,540
NYX	NYSE Euronext	30,535	1,046,434

			1,344,974

	Utilities — 0.14%
BIP	Brookfield Infrastructure Partners LPˆ	2,816	70,541

	TOTAL COMMON STOCKS (cost $41,567,168 )		49,788,749

	SHORT-TERM INVESTMENTS — 1.08%

	Money Market Funds — 1.08%
FIUXX	First American Prime Obligations Fund — Class I, 0.00%[b]	542,126	542,126

	TOTAL SHORT-TERM INVESTMENTS (cost $542,126 )		542,126

	INVESTMENTS PURCHASED WITH
	THE CASH PROCEEDS FROM
	SECURITIES LENDING — 20.46%

	Investment Companies — 20.46%
	Mount Vernon Securities Lending Trust —
	Prime Portfolio, 0.20%[b]	10,281,357	10,281,357

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (cost $10,281,357)		10,281,357

	TOTAL INVESTMENTS — 120.63% (cost $52,390,651)		$60,612,232

Percentages are stated as a percent of net assets.

* —	Non-income producing security.

ˆ —	This security or a portion of this security was out on loan at June 30, 2011. Total loaned securities had a market value of $10,018,029 at June 30, 2011.

b — The rate quoted is the annualized seven-day yield as of June 30, 2011.

GDR —	Global Depository Receipt.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Water Infrastructure Portfolio
Portfolio of Investments — June 30, 2011 (Unaudited) — (Continued)

Identifier	COMMON STOCKS — 11.93%	Shares	Value

	Administrative and Support Services — 0.26%
TRIT	Tri-Tech Holding Inc.*ˆ	6,000	$48,180

	Machinery Manufacturing — 3.03%
AMN	Ameron International Corporation	5,246	344,557
ARF CN	Armtec Infrastructure, Inc.	12,650	45,120
ERII	Energy Recovery Inc.*ˆ	51,108	167,123

			556,800

	Professional, Scientific, and Technical Services — 2.35%
TTEK	Tetra Tech, Inc.*ˆ	19,194	431,865

	Utilities — 6.29%
BRC-U CN	Brookfield Renewable Power Fund	11,250	268,404
CDZI	Cadiz Inc.*ˆ	40,000	434,400
CWCO	Consolidated Water Co., Ltd.ˆ	27,875	258,959
PNH MK	Puncak Niaga Holdings Berhad — EIS	18,972	3,299
UU/ LN	United Utilities Group PLC	20,000	192,274

			1,157,336

	TOTAL COMMON STOCKS (cost $2,470,037)		2,194,181

		Principal
	CONVERTIBLE BONDS — 17.07%	Amount

	Holding Company — 7.16%
451102AB3	Icahn Enterprises LP
	4.000%, 08/15/2013#	$1,370,000	1,316,981

	Oil and Gas Extraction — 9.91%
165167CB1	Chesapeake Energy Corp.
	2.250%, 12/15/2038ˆ	2,000,000	1,822,500

	TOTAL CONVERTIBLE BONDS (cost $2,888,645)		3,139,481

	CORPORATE BONDS — 28.06%

	Fabricated Metal Product Manufacturing — 11.57%
624758AB4	Mueller Water Products, Inc.
	7.375%, 06/01/2017#	2,250,000	2,126,250

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Water Infrastructure Portfolio
Portfolio of Investments — June 30, 2011 (Unaudited) — (Continued)

		Principal
Identifier		Amount	Value

	Utilities — 16.49%
7595554	Veolia Environnement SA
	4.875%, 05/28/2013#	$2,000,000	$3,032,228

	TOTAL CORPORATE BONDS (cost $5,012,826 )		5,158,478

	WARRANTS — 0.04%	Shares

	Utilities — 0.04%
CHC/WS	China Hydroelectric Corporation Expiration Date: 1/25/2014 Strike Price: $15.00*	40,000	6,400

	TOTAL WARRANTS (cost $48,000 )		6,400

	SHORT-TERM INVESTMENTS — 11.62%

	Money Market Funds — 11.62%
FGVXX	First American Government Obligations Fund — Class Y, 0.00%#[b]	620,172	620,172
FIUXX	First American Prime Obligations Fund — Class I, 0.00%#[b]	620,575	620,575
FAIXX	First American Prime Obligations Fund — Class Y, 0.00%#[b]	620,437	620,437
FOCXX	First American Treasury Obligations Fund — Class Y, 0.00%#[b]	275,691	275,691

	TOTAL SHORT-TERM INVESTMENTS (cost $2,136,875)		2,136,875

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Water Infrastructure Portfolio
Portfolio of Investments — June 30, 2011 (Unaudited) — (Continued)

	INVESTMENTS PURCHASED WITH THE
	CASH PROCEEDS FROM
Identifier	SECURITIES LENDING — 13.73%	Shares	Value

	Investment Companies — 13.73%
	Mount Vernon Securities Lending Trust — Prime Portfolio, 0.20%[b]	2,525,320	$2,525,320

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (cost $2,525,320)		2,525,320

	TOTAL INVESTMENTS — 82.45% (cost $15,081,703)		$15,160,735

Percentages are stated as a percent of net assets.

EIS —	Enhanced Income Security. This exchange-traded security is composed of both an issuer’s common shares and its subordinated notes.

* —	Non-income producing security.

ˆ —	This security or a portion of this security was out on loan at June 30, 2011. Total loaned securities had a market value of $2,385,886 at June 30, 2011.

# —	All or a portion of the shares have been committed as collateral for written option contracts.

b — The rate quoted is the annualized seven-day yield as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Investments — June 30, 2011 (Unaudited) — (Continued)

		Principal
Identifier	CONVERTIBLE BONDS — 24.63%	Amount	Value

	Computer and Electronic Product Manufacturing — 0.60%
502413AW7	L-3 Communications Holdings, Inc. 3.000%, 08/01/2035	$100,000	$102,375

	Holding Company — 8.31%
451102AB3	Icahn Enterprises LP 4.000%, 08/15/2013	1,480,000	1,422,724

	Oil and Gas Extraction — 5.26%
	Chesapeake Energy Corp.
165167BW6	2.750%, 11/15/2035#	100,000	111,125
165167CB1	2.250%, 12/15/2038#	865,000	788,231

			899,356

	Professional, Scientific, and Technical Services — 0.62%
159864AB3	Charles River Laboratories International, Inc. 2.250%, 06/15/2013	100,000	105,375

	Real Estate — 3.36%
029169AA7	American Real Estate 4.000%, 08/15/2013, Acquired 6/24/2011 at $48,130#*	50,000	48,065
10112RAK0	Boston Properties LP 2.875%, 02/15/2037#	100,000	100,750
345550AH0	Forest City Enterprises, Inc. 3.625%, 10/15/2011#	425,000	426,742

			575,557

	U.S. Equity Exchanges — 6.48%
631103AA6	The NASDAQ OMX Group, Inc. 2.500%, 08/15/2013ˆ#	1,100,000	1,109,625

	TOTAL CONVERTIBLE BONDS (cost $4,101,807 )		4,215,012

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Investments — June 30, 2011 (Unaudited) — (Continued)

		Principal
Identifier	CORPORATE BONDS — 44.79%	Amount	Value

	Administrative and Support Services — 2.01%
	Corrections Corp. of America
22025YAJ9	6.750%, 01/31/2014#	$100,000	$102,500
22025YAK6	7.750%, 06/01/2017#	220,000	240,625

			343,125

	Ambulatory Health Care Services — 4.75%
23918KAL2	Davita, Inc. 6.375%, 11/01/2018#	800,000	812,000

	Amusement, Gambling, and Recreation Industries — 5.10%
707569AL3	Penn National Gaming, Inc. 6.750%, 03/01/2015#	850,000	873,375

	Chemical Manufacturing — 1.50%
785583AC9	Sabine Pass LNG LP 7.250%, 11/30/2013ˆ	250,000	257,500

	Mining (except Oil and Gas) — 11.18%
20854PAD1	Consol Energy, Inc. 8.000%, 04/01/2017#	1,500,000	1,642,500
704549AH7	Peabody Energy Corp. 6.500%, 09/15/2020	250,000	270,000

			1,912,500

	Oil and Gas Extraction — 6.52%
	Harvest Operations Corp.
41754WAE1	7.250%, 09/30/2013#	200,000	213,386
41754WAJ0	7.500%, 05/31/2015#	830,000	902,333

			1,115,719

	Real Estate — 6.36%
779273AF8	Rouse Co. 7.200%, 09/15/2012	273,000	285,626
	The Rouse Company LP
U77928AA4	6.750%, 05/01/2013	200,000	207,750
779273AG6	5.375%, 11/26/2013	590,000	595,163

			1,088,539

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Investments — June 30, 2011 (Unaudited) — (Continued)

		Principal
Identifier		Amount	Value

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 0.44%
52107QAC9	Lazard Group LLC 7.125%, 05/15/2015	$67,000	$75,453

	Telecommunications — 0.59%
27876GAQ1	Echostar DBS Corp. 6.375%, 10/01/2011	100,000	101,125

	Utilities — 6.34%
13134YAD9	Calpine Construction Finance Company, L.P. 8.000%, 06/01/2016, Acquired 10/25/2010 through 6/8/2011 at $1,074,857ˆ#*	1,000,000	1,085,000

	TOTAL CORPORATE BONDS (cost $7,567,525)		7,664,336

	MUNICIPAL BONDS — 8.79%

	Air Transportation — 8.79%
	Branson Missouri Regional Airport Transportation Development District
105459AB7	6.000%, 07/01/2025#	2,000,000	860,000
105459AC5	6.000%, 07/01/2037#	1,500,000	645,000

	TOTAL MUNICIPAL BONDS (cost $1,585,183 )		1,505,000

	SHORT-TERM INVESTMENTS — 7.31%	Shares	Value

	Money Market Funds — 7.31%
FVGXX	First American Government Obligations Fund — Class Y, 0.00%#[b]	10,277	10,277
FIUXX	First American Prime Obligations Fund — Class I, 0.00%#[b]	650,137	650,137
FAIXX	First American Prime Obligations Fund — Class Y, 0.00%#[b]	589,815	589,815

	TOTAL SHORT-TERM INVESTMENTS (cost $1,250,229)		1,250,229

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Investments — June 30, 2011 (Unaudited) — (Continued)

	INVESTMENTS PURCHASED WITH THE
	CASH PROCEEDS FROM SECURITIES
Identifier	LENDING — 14.50%	Shares

	Investment Companies — 14.50%
	Mount Vernon Securities Lending Trust —
	Prime Portfolio, 0.20%[b]	2,481,435	$2,481,435

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (cost $2,481,435)		2,481,435

	TOTAL INVESTMENTS — 100.02% (cost $16,986,179)		$17,116,012

Percentages are stated as a percent of net assets.

ˆ —	This security or a portion of this security was out on loan at June 30, 2011. Total loaned securities had a market value of $2,434,401 at June 30, 2011.

# —	All or a portion of the shares have been committed as collateral for written option contracts.
b —	The rate quoted is the annualized seven-day yield as of June 30, 2011.
* —	Restricted Security restricted to institutional investors (144A Securities).

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Water Infrastructure Portfolio
Portfolio of Options Written — June 30, 2011 (Unaudited)

Identifier	PUT OPTIONS WRITTEN	Contracts	Value

	Administrative and Support Services
ACM 110917P00025000	Aecom Technology Corp.
	Expiration: September 2011, Exercise Price: $25.00	260	$13,000

	Chemical Manufacturing
CCC 110716P00012500	Calgon Carbon Corporation
	Expiration: July 2011, Exercise Price: $12.50	500	3,750
NLC 110917P00025000	Nalco Holding Co.
	Expiration: September 2011, Exercise Price: $25.00	200	9,500

			13,250

	Computer and Electronic Product Manufacturing
DHR 120121P00035000	Danaher Corporation
	Expiration: January 2012, Exercise Price: $35.00	40	1,400
DHR 120121P00045000	Danaher Corporation
	Expiration: January 2012, Exercise Price: $45.00	145	18,850

			20,250

	Fabricated Metal Product Manufacturing
INSU 110917P00022500	Insituform Technologies, Inc. — Class A
	Expiration: September 2011, Exercise Price: $22.50	100	28,300
NWPX 110917P00020000	Northwest Pipe Company
	Expiration: September 2011, Exercise Price: $20.00	30	900
NWPX 110917P00022500	Northwest Pipe Company
	Expiration: September 2011, Exercise Price: $22.50	20	1,250

			30,450

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Water Infrastructure Portfolio
Portfolio of Options Written — June 30, 2011 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Funds, Trusts, and Other Financial Vehicles
PHO 110917P00019000	PowerShares Water Resources ETF
	Expiration: September 2011, Exercise Price: $19.00	600	$36,000
PHO 111217P00018000	PowerShares Water Resources ETF
	Expiration: December 2011, Exercise Price: $18.00	175	12,688

			48,688

	Machinery Manufacturing
AMN 110917P00065000	Ameron International Corporation
	Expiration: September 2011, Exercise Price: $65.00	96	36,960
ESE 110917P00035000	ESCO Technologies, Inc.
	Expiration: September 2011, Exercise Price: $35.00	200	31,500
ITT 110716P00050000	ITT Corporation
	Expiration: July 2011, Exercise Price: $50.00	145	725
LNN 110917P00060000	Lindsay Corporation
	Expiration: September 2011, Exercise Price: $60.00	200	40,999
PLL 110917P00050000	Pall Corporation
	Expiration: September 2011, Exercise Price: $50.00	225	17,438
VMI 110917P00090000	Valmont Industries, Inc.
	Expiration: September 2011, Exercise Price: $90.00	20	6,750

			134,372

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Water Infrastructure Portfolio
Portfolio of Options Written — June 30, 2011 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Professional, Scientific, and Technical Services
TTEK 110917P00022500	Tetra Tech, Inc.
	Expiration: September 2011, Exercise Price: $22.50	140	$18,900
URS 110716P00040000	URS Corp.
	Expiration: July 2011, Exercise Price: $40.00	110	825
URS 111022P00040000	URS Corp.
	Expiration: October 2011, Exercise Price: $40.00	80	9,600

			29,325

	Utilities
AWK 110917P00025000	American Water Works Co., Inc.
	Expiration: September 2011, Exercise Price: $25.00	101	1,010
WTR 110917P00020000	Aqua America, Inc.
	Expiration: September 2011, Exercise Price: $20.00	50	1,125
WTR 110917P00022500	Aqua America, Inc.
	Expiration: September 2011, Exercise Price: $22.50	30	3,225
SBS 110716P00050000	Cia de Saneamento Basico do Estado de Sao Paulo — ADR
	Expiration: July 2011, Exercise Price: $50.00	150	3,000
CIG 110917P00017500	Companhia Energetica de Minas Gerais — ADR
	Expiration: September 2011, Exercise Price: $17.50	5	188
PICO 110716P00030000	PICO Holdings, Inc.
	Expiration: July 2011, Exercise Price: $30.00	250	28,125
VE 110716P00030000	Veolia Environnement — ADR
	Expiration: July 2011, Exercise Price: $30.00	165	32,588
VE 111022P00030000	Veolia Environnement — ADR
	Expiration: October 2011, Exercise Price: $30.00	165	43,724

			112,985

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Water Infrastructure Portfolio
Portfolio of Options Written — June 30, 2011 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Waste Management and Remediation Services
CLH 110716P00075000	Clean Harbors, Inc.
	Expiration: July 2011, Exercise Price: $75.00	80	$200
WCN 110917P00025000	Waste Connections, Inc.
	Expiration: September 2011, Exercise Price: $25.00	5	50
WM 120121P00032500	Waste Management, Inc.
	Expiration: January 2012, Exercise Price: $32.50	200	22,000

			22,250

	TOTAL PUT OPTIONS WRITTEN (premiums received ($803,519)		$424,570

ADR —	American Depository Receipt.

ETF —	Exchange Traded Fund.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2011 (Unaudited) — (Continued)

Identifier	PUT OPTIONS WRITTEN	Contracts	Value

	Administrative and Support Services
EXPE 120121P00015000	Expedia, Inc.
	Expiration: January 2012,
	Exercise Price: $15.00	30	$300
EXPE 120121P00024000	Expedia, Inc.
	Expiration: January 2012,
	Exercise Price: $24.00	19	1,900

			2,200

	Air Transportation
ZNH 110917P00020000	China Southern Airlines Company Limited — ADR
	Expiration: September 2011,
	Exercise Price: $20.00	10	400
ZNH 110917P00022500	China Southern Airlines Company Limited — ADR
	Expiration: September 2011,
	Exercise Price: $22.50	31	2,635

			3,035

	Amusement, Gambling, and Recreation Industries
LVS 120121P00030000	Las Vegas Sands Corp.
	Expiration: January 2012,
	Exercise Price: $30.00	8	976
LVS 120121P00035000	Las Vegas Sands Corp.
	Expiration: January 2012,
	Exercise Price: $35.00	3	678
DIS 120121P00035000	The Walt Disney Company
	Expiration: January 2012,
	Exercise Price: $35.00	36	5,076

			6,730

	Asset Management
BLK 110716P00175000	BlackRock, Inc.
	Expiration: July 2011,
	Exercise Price: $175.00	2	70

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2011 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Asset Management (Continued)
BLK 111022P00175000	BlackRock, Inc.
	Expiration: October 2011,
	Exercise Price: $175.00	3	$1,890
BAM 110917P00030000	Brookfield Asset Management Inc. — Class A
	Expiration: September 2011,
	Exercise Price: $30.00	20	850
EV 111119P00030000	Eaton Vance Corp.
	Expiration: November 2011,
	Exercise Price: $30.00	22	4,565
FII 110716P00025000	Federated Investors, Inc. — Class B
	Expiration: July 2011,
	Exercise Price: $25.00	16	1,920
FII 111022P00022500	Federated Investors, Inc. — Class B
	Expiration: October 2011,
	Exercise Price: $22.50	10	1,150
FII 111022P00025000	Federated Investors, Inc. — Class B
	Expiration: October 2011,
	Exercise Price: $25.00	20	4,900
FII 120121P00020000	Federated Investors, Inc. — Class B
	Expiration: January 2012,
	Exercise Price: $20.00	17	1,615
FII 120121P00022500	Federated Investors, Inc. — Class B
	Expiration: January 2012,
	Exercise Price: $22.50	5	925
BEN 120121P00105000	Franklin Resources, Inc.
	Expiration: January 2012,
	Exercise Price: $105.00	7	2,083
BEN 120121P00110000	Franklin Resources, Inc.
	Expiration: January 2012,
	Exercise Price: $110.00	5	1,900
IVZ 111022P00022500	Invesco Limited
	Expiration: October 2011,
	Exercise Price: $22.50	46	5,635

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2011 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Asset Management (Continued)
LM 120121P00030000	Legg Mason, Inc.
	Expiration: January 2012,
	Exercise Price: $30.00	35	$6,825
LM 120218P00030000	Legg Mason, Inc.
	Expiration: February 2012,
	Exercise Price: $30.00	16	3,520
TROW 120121P00050000	T. Rowe Price Group, Inc.
	Expiration: January 2012,
	Exercise Price: $50.00	30	6,300
GROW 110917P00007500	US Global Investors, Inc. — Class A
	Expiration: September 2011,
	Exercise Price: $7.50	30	2,700
GROW 111217P00007500	US Global Investors, Inc. — Class A
	Expiration: December 2011,
	Exercise Price: $7.50	20	2,600

			49,448

	Beverage and Tobacco Product Manufacturing
DEO 110716P00065000	Diageo plc — ADR
	Expiration: July 2011,
	Exercise Price: $65.00	4	20
DEO 110716P00070000	Diageo plc — ADR
	Expiration: July 2011,
	Exercise Price: $70.00	4	20
DEO 120121P00075000	Diageo plc — ADR
	Expiration: January 2012,
	Exercise Price: $75.00	10	3,075

			3,115

	Broadcasting (except Internet)
DISCA 111022P00035000	Discovery Communications Inc.
	Expiration: October 2011,
	Exercise Price: $35.00	28	1,470

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2011 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Building Material and Garden Equipment and Supplies Dealers
SHW 120121P00070000	The Sherwin-Williams Company
	Expiration: January 2012,
	Exercise Price: $70.00	2	$335
SHW 120121P00075000	The Sherwin-Williams Company
	Expiration: January 2012,
	Exercise Price: $75.00	10	2,800

			3,135

	Chemical Manufacturing
CCJ 120121P00022500	Cameco Corporation
	Expiration: January 2012,
	Exercise Price: $22.50	17	2,465
CCJ 120121P00025000	Cameco Corporation
	Expiration: January 2012,
	Exercise Price: $25.00	30	7,200
CCJ 120121P00030000	Cameco Corporation
	Expiration: January 2012,
	Exercise Price: $30.00	7	3,710
CCJ 120121P00035000	Cameco Corporation
	Expiration: January 2012,
	Exercise Price: $35.00	6	5,610
LYB 120121P00033000	LyondellBasell Industries NV — Class A
	Expiration: January 2012,
	Exercise Price: $33.00	30	7,350
NLC 110917P00025000	Nalco Holding Co.
	Expiration: September 2011,
	Exercise Price: $25.00	24	1,140
NVS 120121P00050000	Novartis AG — ADR
	Expiration: January 2012,
	Exercise Price: $50.00	15	1,050
SIAL 110716P00060000	Sigma-Aldrich Corp.
	Expiration: July 2011,
	Exercise Price: $60.00	10	50

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2011 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Chemical Manufacturing (Continued)
SIAL 111022P00060000	Sigma-Aldrich Corp.
	Expiration: October 2011,
	Exercise Price: $60.00	14	$805
SIAL 120121P00060000	Sigma-Aldrich Corp.
	Expiration: January 2012,
	Exercise Price: $60.00	4	500

			29,880

	Computer and Electronic Product Manufacturing
DCM 110716P00017500	NTT Docomo, Inc. — ADR
	Expiration: July 2011,
	Exercise Price: $17.50	20	200
COL 110716P00055000	Rockwell Collins, Inc.
	Expiration: July 2011,
	Exercise Price: $55.00	9	45
COL 111022P00055000	Rockwell Collins, Inc.
	Expiration: October 2011,
	Exercise Price: $55.00	5	475

			720

	Construction
BRP1 110917P00010000	Brookfield Residential Properties Inc.
	Expiration: September 2011,
	Exercise Price: $10.00	83	20,957

	Couriers and Messengers
FDX 120121P00075000	FedEx Corp.
	Expiration: January 2012,
	Exercise Price: $75.00	2	364
FDX 120121P00080000	FedEx Corp.
	Expiration: January 2012,
	Exercise Price: $80.00	7	1,820
FDX 120121P00085000	FedEx Corp.
	Expiration: January 2012,
	Exercise Price: $85.00	2	750
UPS 120121P00065000	United Parcel Service — Class B
	Expiration: January 2012,
	Exercise Price: $65.00	10	1,900

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2011 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Couriers and Messengers (Continued)
UPS 120121P00067500	United Parcel Service — Class B
	Expiration: January 2012,
	Exercise Price: $67.50	8	$2,000

			6,834

	Credit Intermediation and Related Activities
AXP 120121P00030000	American Express Company
	Expiration: January 2012,
	Exercise Price: $30.00	10	290
AXP 120121P00040000	American Express Company
	Expiration: January 2012,
	Exercise Price: $40.00	15	1,485
AXP 130119P00045000	American Express Company
	Expiration: January 2013,
	Exercise Price: $45.00	18	7,965
BAC 120121P00012500	Bank Of America Corporation
	Expiration: January 2012,
	Exercise Price: $12.50	84	17,220
BAC 120218P00010000	Bank Of America Corporation
	Expiration: February 2012,
	Exercise Price: $10.00	26	1,898
BK 120121P00025000	The Bank Of New York Mellon Corp.
	Expiration: January 2012,
	Exercise Price: $25.00	36	6,840
BOKF 110917P00050000	BOK Financial Corporation
	Expiration: September 2011,
	Exercise Price: $50.00	5	1,225
EWBC 110716P00020000	East West Bancorp, Inc.
	Expiration: July 2011,
	Exercise Price: $20.00	20	600
EWBC 111022P00020000	East West Bancorp, Inc.
	Expiration: October 2011,
	Exercise Price: $20.00	8	1,060
FIS 120121P00025000	Fidelity National Information Services, Inc.
	Expiration: January 2012,
	Exercise Price: $25.00	6	318

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2011 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Credit Intermediation and Related Activities (Continued)
MTB 120121P00065000	M&T Bank Corporation
	Expiration: January 2012,
	Exercise Price: $65.00	6	$510
MTB 120121P00075000	M&T Bank Corporation
	Expiration: January 2012,
	Exercise Price: $75.00	3	667
MTB 120121P00080000	M&T Bank Corporation
	Expiration: January 2012,
	Exercise Price: $80.00	7	2,415
MTB 130119P00085000	M&T Bank Corporation
	Expiration: January 2013,
	Exercise Price: $85.00	6	6,450
NTRS 120121P00045000	Northern Trust Corp.
	Expiration: January 2012,
	Exercise Price: $45.00	8	2,480
NTRS 120121P00050000	Northern Trust Corp.
	Expiration: January 2012,
	Exercise Price: $50.00	8	4,720
STT 120121P00040000	State Street Corporation
	Expiration: January 2012,
	Exercise Price: $40.00	36	7,560
STI 120121P00021000	SunTrust Banks, Inc.
	Expiration: January 2012,
	Exercise Price: $21.00	15	1,320
STI 120121P00025000	SunTrust Banks, Inc.
	Expiration: January 2012,
	Exercise Price: $25.00	15	3,285
USB 120121P00022500	U.S. Bancorp
	Expiration: January 2012,
	Exercise Price: $22.50	36	3,384
USB 120121P00024000	U.S. Bancorp
	Expiration: January 2012,
	Exercise Price: $24.00	10	1,350

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2011 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Credit Intermediation and Related Activities (Continued)
USB 120121P00025000	U.S. Bancorp
	Expiration: January 2012,
	Exercise Price: $25.00	8	$1,440

			74,482

	Data Processing, Hosting and Related Services
GOOG 120121P00520000	Google Inc.
	Expiration: January 2012,
	Exercise Price: $520.00	2	9,900

	Data Processor
V 120121P00065000	Visa, Inc. — Class A
	Expiration: January 2012,
	Exercise Price: $65.00	10	1,280
V 120121P00070000	Visa, Inc. — Class A
	Expiration: January 2012,
	Exercise Price: $70.00	14	2,786

			4,066

	Defense
CACI 110917P00050000	CACI International Inc. — Class A
	Expiration: September 2011,
	Exercise Price: $50.00	5	112

	Depository Credit Intermediation
HDB 110716P00140000	HDFC Bank Ltd. — ADR
	Expiration: July 2011,
	Exercise Price: $140.00	2	35
HDB 110716P00145000	HDFC Bank Ltd. — ADR
	Expiration: July 2011,
	Exercise Price: $145.00	1	10
HDB 111022P00150000	HDFC Bank Ltd. — ADR
	Expiration: October 2011,
	Exercise Price: $150.00	3	960
HDB 111022P00155000	HDFC Bank Ltd. — ADR
	Expiration: October 2011,
	Exercise Price: $155.00	2	820

			1,825

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2011 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Electric Power Distribution
EBR 110917P00012490	Centrais Eletricas Brasileiras S.A. — ADR
	Expiration: September 2011,
	Exercise Price: $12.49	63	$15,750

	Fabricated Metal Product Manufacturing
CMC 110917P00015000	Commercial Metals Company
	Expiration: September 2011,
	Exercise Price: $15.00	60	7,200
FO 120121P00050000	Fortune Brands, Inc.
	Expiration: January 2012,
	Exercise Price: $50.00	7	770

			7,970

	Food Manufacturing
ADM 120121P00025000	Archer-Daniels-Midland Company
	Expiration: January 2012,
	Exercise Price: $25.00	13	1,079
ADM 120121P00028000	Archer-Daniels-Midland Company
	Expiration: January 2012,
	Exercise Price: $28.00	11	1,859
ADM 120121P00030000	Archer-Daniels-Midland Company
	Expiration: January 2012,
	Exercise Price: $30.00	33	8,613
BG 120121P00050000	Bunge Limited
	Expiration: January 2012,
	Exercise Price: $50.00	3	270
BG 120121P00060000	Bunge Limited
	Expiration: January 2012,
	Exercise Price: $60.00	14	3,710
BG 120121P00065000	Bunge Limited
	Expiration: January 2012,
	Exercise Price: $65.00	5	2,125
BG 130119P00065000	Bunge Limited
	Expiration: January 2013,
	Exercise Price: $65.00	6	5,010

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2011 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Food Manufacturing (Continued)
CAG 120121P00020000	ConAgra Foods, Inc.
	Expiration: January 2012,
	Exercise Price: $20.00	9	$225
CAG 120121P00022500	ConAgra Foods, Inc.
	Expiration: January 2012,
	Exercise Price: $22.50	46	2,760
CAG 120121P00024000	ConAgra Foods, Inc.
	Expiration: January 2012,
	Exercise Price: $24.00	20	2,050
UN 110820P00025000	Unilever NV
	Expiration: August 2011,
	Exercise Price: $25.00	16	120
UN 110820P00030000	Unilever NV
	Expiration: August 2011,
	Exercise Price: $30.00	15	487
UN 111119P00030000	Unilever NV
	Expiration: November 2011,
	Exercise Price: $30.00	20	2,200

			30,508

	Funds, Trusts, and Other Financial Vehicles
NLY 120121P00015000	Annaly Capital Management Inc.
	Expiration: January 2012,
	Exercise Price: $15.00	43	1,419
GGP 120121P00012500	General Growth Properties, Inc.
	Expiration: January 2012,
	Exercise Price: $12.50	20	420
GGP 120121P00015000	General Growth Properties, Inc.
	Expiration: January 2012,
	Exercise Price: $15.00	40	3,000
EWJ 120121P00010000	iShares MSCI Japan Index Fund
	Expiration: January 2012,
	Exercise Price: $10.00	130	6,110
PSA 111217P00095000	Public Storage
	Expiration: December 2011,
	Exercise Price: $95.00	3	607

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2011 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Funds, Trusts, and Other Financial Vehicles (Continued)
PSA 111217P00105000	Public Storage
	Expiration: December 2011,
	Exercise Price: $105.00	2	$830

			12,386

	General Merchandise Stores
SHLD 120121P00060000	Sears Holdings Corporation
	Expiration: January 2012,
	Exercise Price: $60.00	24	14,160

	Holding Company
BRKB 120121P00070000	Berkshire Hathaway Inc. — Class B
	Expiration: January 2012,
	Exercise Price: $70.00	11	2,640
BRKB 120121P00072500	Berkshire Hathaway Inc. — Class B
	Expiration: January 2012,
	Exercise Price: $72.50	4	1,240
BRKB 120121P00075000	Berkshire Hathaway Inc. — Class B
	Expiration: January 2012,
	Exercise Price: $75.00	9	3,510
LUK 120121P00025000	Leucadia National Corporation
	Expiration: January 2012,
	Exercise Price: $25.00	10	550
LUK 120121P00030000	Leucadia National Corporation
	Expiration: January 2012,
	Exercise Price: $30.00	10	1,475

			9,415

	Insurance Carriers and Related Activities
AIG 120121P00028000	American International Group, Inc.
	Expiration: January 2012,
	Exercise Price: $28.00	10	2,425
AIG 120121P00030000	American International Group, Inc.
	Expiration: January 2012,
	Exercise Price: $30.00	35	11,900
AIG 120218P00028000	American International Group, Inc.
	Expiration: February 2012,
	Exercise Price: $28.00	12	3,198

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2011 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Insurance Carriers and Related Activities (Continued)
LFC 120121P00047500	China Life Insurance Co., Limited — ADR
	Expiration: January 2012,
	Exercise Price: $47.50	4	$1,040
LFC 120121P00062500	China Life Insurance Co., Limited — ADR
	Expiration: January 2012,
	Exercise Price: $62.50	6	7,200
FNF 111217P00015000	Fidelity National Financial, Inc. — Class A
	Expiration: December 2011,
	Exercise Price: $15.00	5	387
L 110917P00040000	Loews Corporation
	Expiration: September 2011,
	Exercise Price: $40.00	11	880
L 111217P00040000	Loews Corporation
	Expiration: December 2011,
	Exercise Price: $40.00	12	1,944
MMC 120121P00027500	Marsh & McLennan Companies, Inc.
	Expiration: January 2012,
	Exercise Price: $27.50	58	5,075
PGR 120121P00020000	The Progressive Corporation
	Expiration: January 2012,
	Exercise Price: $20.00	51	4,590
PGR 120218P00020000	The Progressive Corporation
	Expiration: February 2012,
	Exercise Price: $20.00	25	2,688

			41,327

	Machinery Manufacturing
LNN 111217P00060000	Lindsay Corporation
	Expiration: December 2011,
	Exercise Price: $60.00	5	2,150

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2011 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Management of Companies and Enterprises
GS 120121P00140000	The Goldman Sachs Group, Inc.
	Expiration: January 2012,
	Exercise Price: $140.00	1	$1,500
GS 120121P00150000	The Goldman Sachs Group, Inc.
	Expiration: January 2012,
	Exercise Price: $150.00	5	10,765

			12,265

	Medical Laboratories
LH 110820P00080000	Laboratory Corporation of America Holdings
	Expiration: August 2011,
	Exercise Price: $80.00	3	60

	Merchant Wholesalers, Nondurable Goods
TAP 110716P00040000	Molson Coors Brewing Company — Class B
	Expiration: July 2011,
	Exercise Price: $40.00	16	80
TAP 110716P00045000	Molson Coors Brewing Company — Class B
	Expiration: July 2011,
	Exercise Price: $45.00	20	1,400
TAP 111022P00045000	Molson Coors Brewing Company — Class B
	Expiration: October 2011,
	Exercise Price: $45.00	20	4,900

			6,380

	Mining (except Oil and Gas)
ABX 120121P00040000	Barrick Gold Corporation
	Expiration: January 2012,
	Exercise Price: $40.00	9	1,755
ABX 120121P00045000	Barrick Gold Corporation
	Expiration: January 2012,
	Exercise Price: $45.00	10	4,200

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2011 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Mining (except Oil and Gas) (Continued)
ABX 120121P00050000	Barrick Gold Corporation
	Expiration: January 2012,
	Exercise Price: $50.00	7	$5,145
ABX 130119P00040000	Barrick Gold Corporation
	Expiration: January 2013,
	Exercise Price: $40.00	12	5,820
GGP1 120121P00015000	Greatland Gold Plc
	Expiration: January 2012,
	Exercise Price: $15.00	24	336
HWD 110820P00010000	Harry Winston Diamond Corporation
	Expiration: August 2011,
	Exercise Price: $10.00	27	338
HWD 111119P00012500	Harry Winston Diamond Corporation
	Expiration: November 2011,
	Exercise Price: $12.50	52	2,860
NEM 120121P00045000	Newmont Mining Corporation
	Expiration: January 2012,
	Exercise Price: $45.00	5	865
NEM 120121P00050000	Newmont Mining Corporation
	Expiration: January 2012,
	Exercise Price: $50.00	5	1,563
NEM 120121P00052500	Newmont Mining Corporation
	Expiration: January 2012,
	Exercise Price: $52.50	20	8,440
RIO 120121P00060000	Rio Tinto PLC — ADR
	Expiration: January 2012,
	Exercise Price: $60.00	19	5,130

			36,452

	Miscellaneous Manufacturing
BDX 110917P00075000	Becton, Dickinson and Company
	Expiration: September 2011,
	Exercise Price: $75.00	12	510

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2011 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Miscellaneous Manufacturing (Continued)
BDX 111217P00080000	Becton, Dickinson and Company
	Expiration: December 2011,
	Exercise Price: $80.00	6	$1,500
IGT 120121P00015000	International Game Technology
	Expiration: January 2012,
	Exercise Price: $15.00	74	5,365
IGT 130119P00012500	International Game Technology
	Expiration: January 2013,
	Exercise Price: $12.50	12	1,230

			8,605

	Motion Picture and Sound Recording Industries
DWA 110917P00025000	Dreamworks Animation SKG, Inc. — Class A
	Expiration: September 2011,
	Exercise Price: $25.00	10	5,100
DWA 111217P00020000	Dreamworks Animation SKG, Inc. — Class A
	Expiration: December 2011,
	Exercise Price: $20.00	46	8,050
DWA 111217P00022500	Dreamworks Animation SKG, Inc. — Class A
	Expiration: December 2011,
	Exercise Price: $22.50	20	6,600
NWS 120121P00015000	News Corporation
	Expiration: January 2012,
	Exercise Price: $15.00	30	1,650
NWS 120121P00016000	News Corporation
	Expiration: January 2012,
	Exercise Price: $16.00	80	6,000

			27,400

	Non-Store Retailers
AMZN 120121P00160000	Amazon.com, Inc.
	Expiration: January 2012,
	Exercise Price: $160.00	2	1,240

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2011 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Non-Store Retailers (Continued)
AMZN 120121P00165000	Amazon.com, Inc.
	Expiration: January 2012,
	Exercise Price: $165.00	2	$1,380
AMZN 120121P00170000	Amazon.com, Inc.
	Expiration: January 2012,
	Exercise Price: $170.00	2	1,640
EBAY 120121P00020000	eBay, Inc.
	Expiration: January 2012,
	Exercise Price: $20.00	5	130
EBAY 120121P00025000	eBay, Inc.
	Expiration: January 2012,
	Exercise Price: $25.00	35	3,045
BID 120121P00035000	Sotheby’s
	Expiration: January 2012,
	Exercise Price: $35.00	35	8,400

			15,835

	Oil and Gas and Consumable Fuels
SNP 120121P00090000	China Petroleum and Chemical Corporation — ADR
	Expiration: January 2012,
	Exercise Price: $90.00	11	4,455
PTR 120121P00105000	PetroChina Company Limited — ADR
	Expiration: January 2012,
	Exercise Price: $105.00	2	270
PTR 120121P00120000	PetroChina Company Limited — ADR
	Expiration: January 2012,
	Exercise Price: $120.00	2	760
PTR 130119P00125000	PetroChina Company Limited — ADR
	Expiration: January 2013,
	Exercise Price: $125.00	8	11,120

			16,605

	Oil and Gas Extraction
CNQ 120121P00035000	Canadian Natural Resources Ltd.
	Expiration: January 2012,
	Exercise Price: $35.00	10	1,625

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2011 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Oil and Gas Extraction (Continued)
CNQ 120121P00037500	Canadian Natural Resources Ltd.
	Expiration: January 2012,
	Exercise Price: $37.50	16	$3,760
CNQ 120121P00040000	Canadian Natural Resources Ltd.
	Expiration: January 2012,
	Exercise Price: $40.00	12	3,840
CEO 110917P00190000	CNOOC Limited — ADR
	Expiration: September 2011,
	Exercise Price: $190.00	2	240
CEO 111217P00190000	CNOOC Limited — ADR
	Expiration: December 2011,
	Exercise Price: $190.00	2	950
CEO 111217P00200000	CNOOC Limited — ADR
	Expiration: December 2011,
	Exercise Price: $200.00	3	2,130
ECA 120121P00029000	Encana Corporation
	Expiration: January 2012,
	Exercise Price: $29.00	17	3,230
ECA 120121P00030000	EnCana Corporation
	Expiration: January 2012,
	Exercise Price: $30.00	26	6,110
ECA 130119P00025000	Encana Corporation
	Expiration: January 2013,
	Exercise Price: $25.00	13	3,133
IMO 110820P00035000	Imperial Oil Ltd.
	Expiration: August 2011,
	Exercise Price: $35.00	2	70
IMO 110820P00040000	Imperial Oil Ltd.
	Expiration: August 2011,
	Exercise Price: $40.00	12	720
IMO 111119P00045000	Imperial Oil Ltd.
	Expiration: November 2011,
	Exercise Price: $45.00	8	2,200
IMO 120218P00040000	Imperial Oil Ltd.
	Expiration: February 2012,
	Exercise Price: $40.00	18	3,510

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2011 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Oil and Gas Extraction (Continued)
NXY 110917P00021000	Nexen Inc.
	Expiration: September 2011,
	Exercise Price: $21.00	40	$3,960
PBR 120121P00030000	Petroleo Brasileiro S.A. — ADR
	Expiration: January 2012,
	Exercise Price: $30.00	47	7,191
PBR 130119P00035000	Petroleo Brasileiro S.A. — ADR
	Expiration: January 2013,
	Exercise Price: $35.00	8	5,040
STO 110716P00022500	StatoilHydro ASA — ADR
	Expiration: July 2011,
	Exercise Price: $22.50	22	165
STO 111022P00025000	StatoilHydro ASA — ADR
	Expiration: October 2011,
	Exercise Price: $25.00	16	2,360
SU 120121P00035000	Suncor Energy, Inc.
	Expiration: January 2012,
	Exercise Price: $35.00	68	15,096
TOT 120121P00045000	Total SA — ADR
	Expiration: January 2012,
	Exercise Price: $45.00	5	650
TOT 120121P00050000	Total SA — ADR
	Expiration: January 2012,
	Exercise Price: $50.00	17	3,740

			69,720

	Other Investment Pools and Funds
SDS 120121P00020000	UltraShort S&P 500 ProShares ETF
	Expiration: January 2012,
	Exercise Price: $20.00	100	19,000
SDS 120121P00021000	UltraShort S&P 500 ProShares ETF
	Expiration: January 2012,
	Exercise Price: $21.00	5	1,267

			20,267

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2011 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Performing Arts, Spectator Sports, and Related Industries
LYV 120121P00010000	Live Nation Entertainment, Inc.
	Expiration: January 2012,
	Exercise Price: $10.00	100	$8,250

	Pharmaceutical and Biotechnology
BIIB 120121P00055000	Biogen Idec Inc.
	Expiration: January 2012,
	Exercise Price: $55.00	5	100
BIIB 120121P00060000	Biogen Idec Inc.
	Expiration: January 2012,
	Exercise Price: $60.00	10	375
BIIB 120121P00065000	Biogen Idec Inc.
	Expiration: January 2012,
	Exercise Price: $65.00	6	345
SNY 110917P00030000	Sanofi-Aventis — ADR
	Expiration: September 2011,
	Exercise Price: $30.00	33	363

			1,183

	Professional, Scientific, and Technical Services
ADP 120121P00045000	Automatic Data Processing, Inc.
	Expiration: January 2012,
	Exercise Price: $45.00	20	2,000
ADP 130119P00050000	Automatic Data Processing, Inc.
	Expiration: January 2013,
	Exercise Price: $50.00	16	8,000
CRL 110820P00030000	Charles River Laboratories International, Inc.
	Expiration: August 2011,
	Exercise Price: $30.00	25	250
CRL 110820P00035000	Charles River Laboratories International, Inc.
	Expiration: August 2011,
	Exercise Price: $35.00	5	113

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2011 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Professional, Scientific, and Technical Services (Continued)
CRL 111119P00035000	Charles River Laboratories International, Inc.
	Expiration: November 2011,
	Exercise Price: $35.00	13	$1,170
FCN 120121P00030000	FTI Consulting, Inc.
	Expiration: January 2012,
	Exercise Price: $30.00	12	750

			12,283

	Rail Transportation
CP 110917P00060000	Canadian Pacific Railway Limited
	Expiration: September 2011,
	Exercise Price: $60.00	12	1,950
CP 110917P00065000	Canadian Pacific Railway Limited
	Expiration: September 2011,
	Exercise Price: $65.00	5	2,075
CP 111217P00055000	Canadian Pacific Railway Limited
	Expiration: December 2011,
	Exercise Price: $55.00	7	1,085
CP 111217P00060000	Canadian Pacific Railway Limited
	Expiration: December 2011,
	Exercise Price: $60.00	5	1,525
CSX 120121P00019170	CSX Corp.
	Expiration: January 2012,
	Exercise Price: $19.17	21	725
CSX 120121P00020000	CSX Corp.
	Expiration: January 2012,
	Exercise Price: $20.00	15	660
CSX 120121P00022500	CSX Corp.
	Expiration: January 2012,
	Exercise Price: $22.50	9	801
NSC 120121P00050000	Norfolk Southern Corporation
	Expiration: January 2012,
	Exercise Price: $50.00	6	330
NSC 120121P00055000	Norfolk Southern Corporation
	Expiration: January 2012,
	Exercise Price: $55.00	4	360

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2011 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Rail Transportation (Continued)
NSC 120121P00060000	Norfolk Southern Corporation
	Expiration: January 2012,
	Exercise Price: $60.00	3	$420
NSC 120121P00065000	Norfolk Southern Corporation
	Expiration: January 2012,
	Exercise Price: $65.00	7	1,610
UNP 120121P00072500	Union Pacific Corporation
	Expiration: January 2012,
	Exercise Price: $72.50	2	200
UNP 120121P00080000	Union Pacific Corporation
	Expiration: January 2012,
	Exercise Price: $80.00	1	159
UNP 120121P00085000	Union Pacific Corporation
	Expiration: January 2012,
	Exercise Price: $85.00	7	1,652
UNP 120121P00087500	Union Pacific Corporation
	Expiration: January 2012,
	Exercise Price: $87.50	5	1,390
UNP 130119P00090000	Union Pacific Corporation
	Expiration: January 2013,
	Exercise Price: $90.00	4	3,410

			18,352

	Real Estate
CBG 111217P00021000	CB Richard Ellis Group, Inc. — Class A
	Expiration: December 2011,
	Exercise Price: $21.00	30	3,675
CBG 111217P00023000	CB Richard Ellis Group, Inc. — Class A
	Expiration: December 2011,
	Exercise Price: $23.00	15	2,812
JLL 111217P00090000	Jones Lang LaSalle Incorporated
	Expiration: December 2011,
	Exercise Price: $90.00	3	1,845

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2011 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Real Estate (Continued)
JOE 120121P00022500	The St. Joe Company
	Expiration: January 2012,
	Exercise Price: $22.50	10	$4,900

			13,232

	Securities and Commodity Exchanges
CBOE 110917P00020000	CBOE Holdings Inc.
	Expiration: September 2011,
	Exercise Price: $20.00	8	200
CBOE 120121P00025000	CBOE Holdings Inc.
	Expiration: January 2012,
	Exercise Price: $25.00	47	13,395
CME 120121P00260000	CME Group Inc.
	Expiration: January 2012,
	Exercise Price: $260.00	2	2,300
CME 120121P00270000	CME Group Inc.
	Expiration: January 2012,
	Exercise Price: $270.00	3	4,539

			20,434

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities
AB 110716P00022500	AllianceBernstein Holding LP
	Expiration: July 2011,
	Exercise Price: $22.50	35	10,360
AB 120121P00017500	AllianceBernstein Holding LP
	Expiration: January 2012,
	Exercise Price: $17.50	45	4,725
SCHW 120121P00015000	The Charles Schwab Corporation
	Expiration: January 2012,
	Exercise Price: $15.00	12	1,080

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2011 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities (Continued)
SCHW 120121P00017500	The Charles Schwab Corporation
	Expiration: January 2012,
	Exercise Price: $17.50	52	$10,790
GHL 111217P00050000	Greenhill & Co., Inc.
	Expiration: December 2011,
	Exercise Price: $50.00	26	8,710

			35,665

	Support Activities for Transportation
PAC 110716P00035000	Grupo Aeroportuario del Pacifico SAB de CV — ADR
	Expiration: July 2011,
	Exercise Price: $35.00	12	3,000
ASR 110917P00045000	Grupo Aeroportuario del Sureste S.A.B. de C.V. — ADR
	Expiration: September 2011,
	Exercise Price: $45.00	7	157
ASR 110917P00050000	Grupo Aeroportuario del Sureste S.A.B. de C.V. — ADR
	Expiration: September 2011,
	Exercise Price: $50.00	7	262

			3,419

	Telecommunications
CHU 110716P00013000	China Unicom (Hong Kong) Limited — ADR
	Expiration: July 2011,
	Exercise Price: $13.00	9	67

	Transportation Equipment Manufacturing
BA 120218P00070000	Boeing Co.
	Expiration: February 2012,
	Exercise Price: $70.00	22	10,670
OSK 120121P00030000	Oshkosh Corporation
	Expiration: January 2012,
	Exercise Price: $30.00	20	6,800

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2011 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Transportation Equipment Manufacturing (Continued)
TM 120121P00070000	Toyota Motor Corporation — ADR
	Expiration: January 2012,
	Exercise Price: $70.00	8	$1,352
TM 120121P00080000	Toyota Motor Corporation — ADR
	Expiration: January 2012,
	Exercise Price: $80.00	11	5,170

			23,992

	U.S. Equity Exchanges
NDAQ 120121P00017500	The NASDAQ OMX Group, Inc.
	Expiration: January 2012,
	Exercise Price: $17.50	10	375
NDAQ 120121P00020000	The NASDAQ OMX Group, Inc.
	Expiration: January 2012,
	Exercise Price: $20.00	28	2,030
NDAQ 120121P00022500	The NASDAQ OMX Group, Inc.
	Expiration: January 2012,
	Exercise Price: $22.50	20	2,700
NYX 120121P00025000	NYSE Euronext
	Expiration: January 2012,
	Exercise Price: $25.00	12	432
NYX 120121P00030000	NYSE Euronext
	Expiration: January 2012,
	Exercise Price: $30.00	10	1,210

			6,747

	Utilities
CPN 120121P00012500	Calpine Corp.
	Expiration: January 2012,
	Exercise Price: $12.50	30	1,050
CPN 120121P00015000	Calpine Corp.
	Expiration: January 2012,
	Exercise Price: $15.00	14	1,505
SBS 110716P00045000	Cia de Saneamento Basico do Estado de Sao Paulo — ADR
	Expiration: July 2011,
	Exercise Price: $45.00	15	412

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2011 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Utilities (Continued)
SBS 111022P00045000	Cia de Saneamento Basico do Estado de Sao Paulo — ADR
	Expiration: October 2011,
	Exercise Price: $45.00	4	$270
CIG 110917P00015000	Companhia Energetica de Minas Gerais — ADR
	Expiration: September 2011,
	Exercise Price: $15.00	54	945
FE1 110716P00022500	FirstEnergy Corp.
	Expiration: July 2011,
	Exercise Price: $22.50	4	20
FE1 110716P00025000	FirstEnergy Corp.
	Expiration: July 2011,
	Exercise Price: $25.00	9	23
FE 120121P00035000	FirstEnergy Corp.
	Expiration: January 2012,
	Exercise Price: $35.00	20	1,200
GXP 110917P00017500	Great Plains Energy Incorporated
	Expiration: September 2011,
	Exercise Price: $17.50	6	45
GXP 111217P00020000	Great Plains Energy Incorporated
	Expiration: December 2011,
	Exercise Price: $20.00	25	2,313
HNP 110820P00020000	Huaneng Power International, Inc. — ADR
	Expiration: August 2011,
	Exercise Price: $20.00	27	608
HNP 111119P00022500	Huaneng Power International, Inc. — ADR
	Expiration: November 2011,
	Exercise Price: $22.50	35	7,088
HNP 120218P00020000	Huaneng Power International, Inc. — ADR
	Expiration: February 2012,
	Exercise Price: $20.00	17	1,615

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2011 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Utilities (Continued)
KEP 110917P00012500	Korea Electric Power Corporation — ADR
	Expiration: September 2011,
	Exercise Price: $12.50	35	$1,312
NGG 110917P00040000	National Grid PLC — ADR
	Expiration: September 2011,
	Exercise Price: $40.00	24	240
PICO 110716P00030000	PICO Holdings, Inc.
	Expiration: July 2011,
	Exercise Price: $30.00	22	2,475
PICO 111022P00025000	PICO Holdings, Inc.
	Expiration: October 2011,
	Exercise Price: $25.00	10	350
PICO 111022P00030000	PICO Holdings, Inc.
	Expiration: October 2011,
	Exercise Price: $30.00	10	2,050
UNS 110917P00035000	Unisource Energy Corporation
	Expiration: September 2011,
	Exercise Price: $35.00	15	3,675
UTH 110820P00096000	Utilities HOLDRs Trust
	Expiration: August 2011,
	Exercise Price: $96.00	15	638
UTH 111119P00102000	Utilities HOLDRs Trust
	Expiration: November 2011,
	Exercise Price: $102.00	3	968
XLU 120121P00030000	Utilities Select Sector SPDR Fund
	Expiration: January 2012,
	Exercise Price: $30.00	55	3,658
VE 110716P00025000	Veolia Environnement — ADR
	Expiration: July 2011,
	Exercise Price: $25.00	15	150
VE 110716P00030000	Veolia Environnement — ADR
	Expiration: July 2011,
	Exercise Price: $30.00	5	988
VE 111022P00030000	Veolia Environnement — ADR
	Expiration: October 2011,
	Exercise Price: $30.00	4	1,060

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2011 (Unaudited) — (Continued)

Identifier		Contracts	Value

	Utilities (Continued)
VE 120121P00025000	Veolia Environnement — ADR
	Expiration: January 2012,
	Exercise Price: $25.00	21	$2,415

			37,073

	TOTAL PUT OPTIONS WRITTEN (premiums received ($986,977))		$745,861

ADR —	American Depository Receipt.

ETF —	Exchange Traded Fund.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Assets & Liabilities
June 30, 2011 (Unaudited)

	The Internet	The Global
	Portfolio	Portfolio

ASSETS:
Investments, at value(1)(2)	$172,883,833	$5,735,412
Foreign currencies, at value(3)	21,229	17,750
Receivable for contributed capital	16,363	—
Receivable for investments sold	167,142	—
Dividends and interest receivable	48,046	15,217
Other accounts receivable	99,877	—
Other assets	13,349	201

Total Assets	173,249,839	5,768,580

LIABILITIES:
Payable to Adviser	122,418	5,238
Payable to Custodian	—	17,160
Payable to Trustees and Officers	1,835	70
Payable for securities purchased	265,615	—
Payable for collateral received for securities loaned	49,273,501	562,925
Payable for withdrawn capital	24,779	712
Accrued expenses and other liabilities	22,662	13,969

Total Liabilities	49,710,810	600,074

Net Assets	$123,539,029	$5,168,506

(1)Cost of investments	$130,292,760	$5,571,694

(2)Includes loaned securities with a market value of	$48,206,745	$513,402

(3)Cost of foreign currencies	$21,223	$17,698

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Assets & Liabilities — (Continued)
June 30, 2011 (Unaudited)

	The	The
	Paradigm	Medical
	Portfolio	Portfolio

ASSETS:
Investments, at value(1)(2)	$1,377,424,919	$43,467,849
Foreign currencies, at value(3)	38,283	—
Cash	13,571	—
Receivable for contributed capital	1,166,481	427
Receivable for investments sold	18,706,973	—
Dividends and interest receivable	1,016,880	39,089
Other assets	198,529	5,212

Total Assets	1,398,565,636	43,512,577

LIABILITIES:
Payable to Adviser	1,205,153	34,984
Payable to Trustees and Officers	18,624	485
Payable for securities purchased	18,738,375	—
Payable for collateral received for securities loaned	188,226,101	8,874,018
Payable for withdrawn capital	2,436,931	5,873
Accrued expenses and other liabilities	161,884	10,967

Total Liabilities	210,787,068	8,926,327

Net Assets	$1,187,778,568	$34,586,250

(1)Cost of investments	$1,221,093,239	$39,079,021

(2)Includes loaned securities with a market value of	$180,989,628	$8,409,612

(3)Cost of foreign currencies	$38,150	$—

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Assets & Liabilities — (Continued)
June 30, 2011 (Unaudited)

	The Small Cap	The Market
	Opportunities	Opportunities
	Portfolio	Portfolio

ASSETS:
Investments, at value(1)(2)	$132,561,718	$60,612,232
Foreign currencies, at value(3)	14,187	3,413
Cash	—	873
Receivable for contributed capital	45,628	5,657
Dividends and interest receivable	159,625	25,487
Other accounts receivable	20,976	—
Other assets	5,930	2,452

Total Assets	132,808,064	60,650,114

LIABILITIES:
Payable to Adviser	116,095	50,849
Payable to Trustees and Officers	1,948	786
Payable for securities purchased	394,204	—
Payable for collateral received for securities loaned	18,973,978	10,281,357
Payable for withdrawn capital	247,385	54,050
Accrued expenses and other liabilities	38,079	14,898

Total Liabilities	19,771,689	10,401,940

Net Assets	$113,036,375	$50,248,174

(1)Cost of investments	$116,016,048	$52,390,651

(2)Includes loaned securities with a market value of	$18,371,855	$10,018,029

(3)Cost of foreign currencies	$14,163	$3,372

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Assets & Liabilities — (Continued)
June 30, 2011 (Unaudited)

	The Water	The Multi-
	Infrastructure	Disciplinary
	Portfolio	Portfolio

ASSETS:
Investments, at value(1)(2)	$15,160,735	$17,116,012
Deposit at brokers for written options	6,232,146	2,899,471
Receivable for contributed capital	100	576,459
Dividends and interest receivable	52,264	202,699
Other assets	816	173

Total Assets	21,446,061	20,794,814

LIABILITIES:
Written options, at value(3)	424,570	745,861
Payable to Adviser	18,845	13,959
Payable to Trustees and Officers	305	139
Payable for securities purchased	—	430,000
Payable for collateral received for securities loaned	2,525,320	2,481,435
Payable for withdrawn capital	80,453	—
Accrued expenses and other liabilities	9,641	11,434

Total Liabilities	3,059,134	3,682,828

Net Assets	$18,386,927	$17,111,986

(1)Cost of investments	$15,081,703	$16,986,179

(2)Includes loaned securities with a market value of	$2,385,886	$2,434,401

(3)Premiums received	$803,519	$986,977

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Operations
For the Six Months Ended June 30, 2011 (Unaudited)

	The Internet	The Global
	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends†	$380,363	$79,231
Interest	3	—
Income from securities lending	67,526	498

Total investment income	447,892	79,729

EXPENSES:
Investment advisory fees	755,919	33,422
Administration fees	26,896	1,188
Professional fees	4,947	4,301
Fund accounting fees	13,216	5,474
Trustees’ and Officers’ fees and expenses	5,730	251
Custodian fees and expenses	33,689	13,824
Other expenses	2,264	111

Total expenses	842,661	58,571

Net investment income (loss)	(394,769)	21,158

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	17,170,009	251,822
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(3,982,921)	(404,417)

Net gain (loss) on investments	13,187,088	(152,595)

Net increase (decrease) in net assets resulting from operations	$12,792,319	$(131,437)

† Net of Foreign Taxes Withheld of:	$9,289	$10,108

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2011 (Unaudited)

	The	The
	Paradigm	Medical
	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends†	$7,760,719	$415,784
Interest	189,076	—
Income from securities lending	988,645	18,766

Total investment income	8,938,440	434,550

EXPENSES:
Investment advisory fees	7,704,861	198,545
Administration fees	277,880	7,065
Professional fees	57,464	3,130
Fund accounting fees	111,660	4,514
Trustees’ and Officers’ fees and expenses	58,444	1,486
Custodian fees and expenses	218,073	3,637
Other expenses	25,203	574

Total expenses	8,453,585	218,951

Net investment income	484,855	215,599

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	154,201,027	719,638
Realized gain distributions received from other investment companies	8,158	—
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(134,009,074)	3,705,553

Net gain on investments	20,200,111	4,425,191

Net increase in net assets resulting from operations	$20,684,966	$4,640,790

† Net of Foreign Taxes Withheld of:	$416,778	$28,662

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2011 (Unaudited)

	The Small Cap	The Market
	Opportunities	Opportunities
	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends†	$924,374	$451,200
Interest	2	18
Income from securities lending	38,829	18,207

Total investment income	963,205	469,425

EXPENSES:
Investment advisory fees	803,250	331,747
Administration fees	29,532	12,009
Professional fees	4,431	3,387
Fund accounting fees	14,576	7,665
Trustees’ and Officers’ fees and expenses	6,357	2,552
Custodian fees and expenses	55,106	23,096
Other expenses	3,128	1,149

Total expenses	916,380	381,605

Net investment income	46,825	87,820

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	13,504,452	657,359
Realized gain distributions received from other investment companies	—	3,215
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(14,033,236)	987,033

Net gain (loss) on investments	(528,784)	1,647,607

Net increase (decrease) in net assets resulting from operations	$(481,959)	$1,735,427

† Net of Foreign Taxes Withheld of:	$53,978	$27,509

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2011 (Unaudited)

	The Water	The Multi-
	Infrastructure	Disciplinary
	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends†	$24,921	$—
Interest	230,849	335,951
Income from securities lending	2,130	217

Total investment income	257,900	336,168

EXPENSES:
Investment advisory fees	123,173	59,725
Administration fees	4,341	2,341
Professional fees	4,409	2,306
Fund accounting fees	3,407	7,056
Trustees’ and Officers’ fees and expenses	995	389
Custodian fees and expenses	—	2,155
Other expenses	353	70

Total expenses	136,678	74,042

Net investment income	121,222	262,126

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments and foreign currency	(385,393)	(2,026)
Written option contracts expired or closed	1,532,820	175,872
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	57,136	54,269
Written option contracts	(789,331)	70,510

Net gain on investments	415,232	298,625

Net increase in net assets resulting from operations	$536,454	$560,751

† Net of Foreign Taxes Withheld of:	$2,123	$—

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets

	The Internet Portfolio		The Global Portfolio
	For the		For the
	Six Months Ended	For the	Six Months Ended	For the
	June 30, 2011	Year Ended	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010	(Unaudited)	December 31, 2010

OPERATIONS:
Net investment income (loss)	$(394,769)	$(350,263)	$21,158	$(24,971)
Net realized gain on sale of investments, foreign currency and written options	17,170,009	3,608,489	251,822	621,908
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	(3,982,921)	18,105,026	(404,417)	246,931

Net increase (decrease) in net assets resulting from operations	12,792,319	21,363,252	(131,437)	843,868

NET DECREASE IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	1,993,482	1,346,460	527,566	1,327,460
Withdrawals	(6,513,725)	(13,061,708)	(530,457)	(1,636,790)

Net decrease in net assets resulting from beneficial interest transactions	(4,520,243)	(11,715,248)	(2,891)	(309,330)

Total increase (decrease) in net assets	8,272,076	9,648,004	(134,328)	534,538
NET ASSETS:
Beginning of period	115,266,953	105,618,949	5,302,834	4,768,296

End of period	$123,539,029	$115,266,953	$5,168,506	$5,302,834

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Portfolio		The Medical Portfolio
	For the		For the
	Six Months Ended	For the	Six Months Ended	For the
	June 30, 2011	Year Ended	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010	(Unaudited)	December 31, 2010

OPERATIONS:
Net investment income	$484,855	$10,490,238	$215,599	$171,404
Net realized gain (loss) on sale of investments and foreign currency and distributions received from other investment companies	154,209,185	(109,064,403)	719,638	(219,849)
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(134,009,074)	286,372,800	3,705,553	1,376,880

Net increase in net assets resulting from operations	20,684,966	187,798,635	4,640,790	1,328,435

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	7,612,192	12,611,540	2,296,426	8,554,289
Withdrawals	(87,969,372)	(358,281,150)	(3,043,146)	(5,133,179)

Net increase (decrease) in net assets resulting from beneficial interest transactions	(80,357,180)	(345,669,610)	(746,720)	3,421,110

Total increase (decrease) in net assets	(59,672,214)	(157,870,975)	3,894,070	4,749,545
NET ASSETS:
Beginning of period	1,247,450,782	1,405,321,757	30,692,180	25,942,635

End of period	$1,187,778,568	$1,247,450,782	$34,586,250	$30,692,180

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets — (Continued)

	The Small Cap Opportunities Portfolio		The Market Opportunities Portfolio
	For the		For the
	Six Months Ended	For the	Six Months Ended	For the
	June 30, 2011	Year Ended	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010	(Unaudited)	December 31, 2010

OPERATIONS:
Net investment income	$46,825	$34,333	$87,820	$330,735
Net realized gain (loss) on sale of investments, foreign currency and written options and distributions received from other investment companies	13,504,452	(589,161)	660,574	(336,199)
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	(14,033,236)	20,474,498	987,033	6,168,917

Net increase (decrease) in net assets resulting from operations	(481,959)	19,919,670	1,735,427	6,163,453

NET DECREASE IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	26,450	8,900,395	71,337	1,707,965
Withdrawals	(41,652,268)	(73,460,711)	(10,087,842)	(15,461,186)

Net decrease in net assets resulting from beneficial interest transactions	(41,625,818)	(64,560,316)	(10,016,505)	(13,753,221)

Total decrease in net assets	(42,107,777)	(44,640,646)	(8,281,078)	(7,589,768)
NET ASSETS:
Beginning of period	155,144,152	199,784,798	58,529,252	66,119,020

End of period	$113,036,375	$155,144,152	$50,248,174	$58,529,252

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets — (Continued)

	The Water Infrastructure Portfolio		The Multi-Disciplinary Portfolio
	For the		For the
	Six Months Ended	For the	Six Months Ended	For the
	June 30, 2011	Year Ended	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010	(Unaudited)	December 31, 2010

OPERATIONS:
Net investment income	$121,222	$270,250	$262,126	$60,260
Net realized gain (loss) on sale of investments, foreign currency and written options	1,147,427	(2,463,151)	173,846	111,002
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	(732,195)	806,163	124,779	154,643

Net increase (decrease) in net assets resulting from operations	536,454	(1,386,738)	560,751	325,905

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	1,072,837	10,339,696	12,555,714	3,080,316
Withdrawals	(7,445,451)	(7,936,060)	(212,528)	(520,802)

Net increase (decrease) in net assets resulting from beneficial interest transactions	(6,372,614)	2,403,636	12,343,186	2,559,514

Total increase (decrease) in net assets	(5,836,160)	1,016,898	12,903,937	2,885,419
NET ASSETS:
Beginning of period	24,223,087	23,206,189	4,208,049	1,322,630

End of period	$18,386,927	$24,223,087	$17,111,986	$4,208,049

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements
June 30, 2011 (Unaudited)

1.  Organization

The Kinetics Portfolios Trust (the “Trust”) was organized as a Delaware Statutory Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objective and policies. The series currently authorized are: The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio, The Water Infrastructure Portfolio and The Multi-Disciplinary Portfolio (collectively, the “Master Portfolios”). Pursuant to the 1940 Act, the Master Portfolios, are “non-diversified” series of the Trust. The Market Opportunities Portfolio commenced operations on January 31, 2006, The Water Infrastructure Portfolio commenced operations on June 29, 2007 and The Multi Disciplinary Portfolio commenced operations on February 11, 2008. Each of the remaining Master Portfolios commenced operations on April 28, 2000.

Each Master Portfolio is a Master Investment Portfolio in a master-feeder fund structure. Each Master Portfolio has multiple feeder funds invested in the Master Portfolio. By contributing assets to the Master Portfolio, the feeder funds receive a beneficial interest in the Master Portfolio. The Master Portfolio then invests the contributed assets in portfolio securities and allocates income, gains (losses) and expenses to the feeder funds based on the feeder funds’ proportionate interests in the Master Portfolio.

Each of the Master Portfolios, except for The Multi-Disciplinary Portfolio, seeks to provide investors with long-term capital growth. The Multi-Disciplinary Portfolio seeks to provide investors with total return. The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet-related activities. The Global Portfolio generally invests in the equity securities of foreign companies that have the ability to facilitate an increase in the growth of their traditional business lines and in U.S. companies benefiting from international economic growth. The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the investment adviser believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. The Medical Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in medical research, pharmaceutical treatments and related medical technology industries and

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2011 (Unaudited)

related technology industries, generally, with a focus on companies engaged in cancer research and drug development. The Small Cap Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign small capitalized companies that provide attractive valuation opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage or companies with sound fundamentals that have experienced a short-term earnings shortfall. The Market Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in capital markets or related to capital markets, as well as companies involved in the gaming industry. The Water Infrastructure Portfolio invests primarily in securities and derivatives issued by U.S. and foreign companies engaged in water infrastructure and natural resources with a specific water theme and related activities. The Multi-Disciplinary Portfolio utilizes a two-part investment strategy, which includes fixed income and derivatives components.

2.  Significant Accounting Policies

Security Valuation
Master Portfolio securities that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the NYSE, “fair value” will be determined. Purchased non-exchange traded options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Exchange traded options are valued at the last reported sale price on an exchange on which the option is traded. If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will be used. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Other assets and securities for which no quotations are readily available

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2011 (Unaudited)

(including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. At June 30, 2011, 1.53%, 0.00%, 0.00%, and 0.00% of the net assets of The Internet Portfolio, The Paradigm Portfolio, The Medical Portfolio, and The Small Cap Portfolio, respectively, were fair valued securities.

Repurchase Agreements
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

Written Options
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the exercise price of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2011 (Unaudited)

Foreign Currency Translations
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

Restricted and Illiquid Securities
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios have no right to require registration of unregistered securities. At June 30, 2011 the following Master Portfolio held securities restricted to institutional investors (144A Securities):

		Percentage
	Market Value	of Net Assets

The Multi-Disciplinary Portfolio	$1,133,065	6.62%

An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Master Portfolio has valued the investment. At June 30, 2011, the following Master Portfolios held illiquid securities:

		Percentage
	Market Value	of Net Assets

The Internet Portfolio	$1,891,145	1.53%
The Paradigm Portfolio	$10	0.00%
The Medical Portfolio	$0	0.00%
The Small Cap Opportunities Portfolio	$3	0.00%

When-Issued Securities
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2011 (Unaudited)

established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

Securities Lending
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker dealers or indirectly through repurchase agreements with respect to no more than 33 1/3% of the total assets of each Master Portfolio (including any collateral posted) or 50% of the total assets of each Master Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

Expense Allocation
Common expenses incurred by the Master Portfolios are allocated among the Master Portfolios (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Master Portfolios, depending on the nature of the expenditure. All expenses incurred by the Master Portfolios are allocated to the feeder funds daily based on their proportionate interests in the respective Master Portfolios.

Federal Income Taxes
Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in a Master Portfolio will be subject to taxation on its share of the Master Portfolio’s ordinary income and capital gains. It is intended that each Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. As of June 30, 2011, open tax years include the tax years ended December 31, 2007 through 2010. The Master Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2011 (Unaudited)

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Other
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

3.  Investment Adviser

Effective May 1, 2011, Kinetics Asset Management LLC, Kinetics Advisers, LLC, and Horizon Asset Management, LLC, together with various affiliates, became wholly-owned subsidiaries of a newly-formed entity, Horizon Kinetics LLC. The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Kinetics Asset Management LLC (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. Under the terms of the Agreements, the Master Portfolios compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets.

For the six months ended June 30, 2011, The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio, The Water Infrastructure Portfolio and The Multi-Disciplinary Portfolio incurred expenses of $755,919, $33,422, $7,704,861, $198,545, $803,250, $331,747, $123,173 and $59,725, respectively, pursuant to the Agreements.

For the six months ended June 30, 2011, the Trust was allocated $12,000 for the services of the Chief Compliance Officer employed by the Adviser.

4.  Approval of Investment Advisory Contracts by Trustees of Kinetics Portfolios Trust

At a meeting of the Board of Trustees of the Trust held on March 11, 2011, the Board, including all of the Trustees who are not interested persons under the 1940 Act (the “Independent Trustees”), approved the Agreements with

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2011 (Unaudited)

respect to each Master Portfolio. In reaching a decision to renew the Agreements, the Board of Trustees, including all of the Independent Trustees, considered, among others (1) the nature, extent and quality of the services provided by the Adviser, including what the Adviser had communicated that it had learned over the past year and the changes the Adviser had discussed as having made during the period; (2) the performance of the Master Portfolios over the previous three months as well as the one, three, five, and ten-year periods, as applicable, ended December 31, 2010, as compared to the relevant Lipper, Inc. (“Lipper”) peer group; (3) the contractual and actual compensation to be paid under the Agreements as compared to the compensation paid to relevant Lipper peer groups; (4) the expense ratios of the Master Portfolios, with expense waivers, as compared to expense ratios for relevant peer groups of Lipper portfolios; (5) the experience and qualifications of the Adviser’s personnel and the Adviser’s portfolio management capabilities and investment methodologies; (6) the Adviser’s operations, compliance program and policies with respect to the Code of Ethics; (7) the financial condition of the Adviser; (8) the cost of services to be provided by the Adviser and the Adviser’s profitability from each Master Portfolio for the year ended December 31, 2010; (9) the “fall-out” benefits to the Adviser and its affiliates from the relationship with the Master Portfolios; (10) the extent to which economies of scale are relevant given each Master Portfolios’ current asset size and current asset growth potential; and (11) that each Master Portfolio is designed for long-term investors. The Lipper peer group information was provided by U.S. Bancorp Fund Services, LLC, the Trust’s administrator. The Independent Trustees also discussed the continuing viability of the Master Portfolios. The Board of Trustees considered and discussed the pending reorganization among Kinetics Asset Management LLC, Kinetics Advisers, LLC and Horizon Asset Management, LLC.

The Board of Trustees, including a majority of the Independent Trustees, concluded that: they were satisfied with the quality of services provided by the Adviser in advising the Master Portfolios, the profits earned by the Adviser were reasonable in light of the nature, extent and quality of the services provided to each Master Portfolio; and that each Master Portfolio was not large enough to attain significant economies of scale. Based on the factors considered, the Board of Trustees, including a majority of the Independent Trustees, concluded that it was appropriate to renew the Agreements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2011 (Unaudited)

5.  Securities Transactions

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2011 were as follows:

	Purchases		Sales
	U.S.		U.S.
	Government	Other	Government	Other

The Internet Portfolio	$—	$25,347,123	$—	$32,957,438
The Global Portfolio	—	3,132,615	—	3,068,151
The Paradigm Portfolio	—	505,310,342	—	587,830,683
The Medical Portfolio	—	1,267,616	—	2,959,594
The Small Cap Opportunities Portfolio	—	15,969,085	—	56,086,786
The Market Opportunities Portfolio	—	6,072,078	—	16,752,267
The Water Infrastructure Portfolio	—	1,164,963	—	630,967
The Multi-Disciplinary Portfolio	—	11,496,779	—	2,194,581

As of December 31, 2010, the cost of investments and unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows:

	Net
	Unrealized
	Appreciation	Unrealized	Unrealized	Tax Cost of
	(Depreciation)	Appreciation	Depreciation	Investments

The Internet Portfolio	$45,780,455	$55,045,628	$(9,265,173)	$107,981,610
The Global Portfolio	514,949	626,963	(112,014)	5,326,364
The Paradigm Portfolio	228,453,024	360,791,025	(132,338,001)	1,261,640,870
The Medical Portfolio	527,740	5,989,204	(5,461,464)	40,963,881
The Small Cap Opportunities Portfolio	22,538,214	48,513,109	(25,974,895)	173,109,281
The Market Opportunities Portfolio	4,483,119	12,417,832	(7,934,713)	69,188,537
The Water Infrastructure Portfolio	2,163	551,721	(549,558)	19,404,536
The Multi-Disciplinary Portfolio	62,862	104,758	(41,896)	3,777,994

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2011 (Unaudited)

For the six months ended June 30, 2011, the Master Portfolios wrote the following options:

	Number	Premium
	of Contracts	Amount

The Water Infrastructure Portfolio
Outstanding at the Beginning of the Year	8,680	$1,687,618
Options Written	4,537	792,214
Options Expired	(7,445)	(1,467,607)
Options Closed	(235)	(70,572)
Options Exercised	(1,050)	(138,134)

Outstanding at June 30, 2011	4,487	$803,519

The Multi-Disciplinary Portfolio
Outstanding at the Beginning of the Year	1,027	$300,469
Options Written	4,542	909,989
Options Exercised	(164)	(35,378)
Options Expired	(709)	(170,291)
Options Closed	(154)	(17,812)

Outstanding at June 30, 2011	4,542	$986,977

6.  Portfolio Securities Loaned

As of June 30, 2011, the Master Portfolios had loaned securities that were collateralized by cash. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, a Master Portfolio could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The Master Portfolio receives interest on the collateral received as well as a fee for the securities loaned. The Master Portfolios will continue to receive dividends and interest on all securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be accounted for by the Master Portfolios. The value of the securities on loan and the value of the related collateral at June 30, 2011, were as follows:

	Securities	Collateral

The Internet Portfolio	$48,206,745	$49,273,501
The Global Portfolio	513,402	562,925
The Paradigm Portfolio	180,989,628	188,226,101
The Medical Portfolio	8,409,612	8,874,018
The Small Cap Opportunities Portfolio	18,371,855	18,973,978
The Market Opportunities Portfolio	10,018,029	10,281,357
The Water Infrastructure Portfolio	2,385,886	2,525,320
The Multi-Disciplinary Portfolio	2,434,401	2,481,435

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2011 (Unaudited)

7. Selected Financial Highlights

Financial highlights for the Master Portfolios were as follows:

	The Internet Portfolio
	For the
	Six Months		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2011		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2010	2009	2008	2007	2006

Ratio of expenses to average net assets:
Before expense reduction	1.39	%(1)	1.37%	1.37%	1.34%	1.34%	1.39%
After expense reduction	1.39	%(1)	1.37%	1.37%	1.34%	1.33%	1.33%
Ratio of net investment income (loss) to average net assets:
Before expense reduction	(0.65	)%(1)	(0.33)%	(0.04)%	1.59%	1.58%	0.17%
After expense reduction	(0.65	)%(1)	(0.33)%	(0.04)%	1.59%	1.59%	0.23%
Portfolio turnover rate	21%		12%	14%	19%	15%	11%

(1)	Annualized.

	The Global Portfolio
	For the
	Six Months		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2011		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2010	2009	2008	2007	2006

Ratio of expenses to average net assets:
Before expense reduction	2.19	%(1)	2.43%	2.81%	2.46%	1.99%	1.62%
After expense reduction	2.19	%(1)	2.43%	2.81%	2.46%	1.98%	1.46%
Ratio of net investment income (loss) to average net assets:
Before expense reduction	0.79	%(1)	(0.51)%	(0.74)%	0.83%	3.73%	2.78%
After expense reduction	0.79	%(1)	(0.51)%	(0.74)%	0.83%	3.74%	2.94%
Portfolio turnover rate	57%		122%	53%	98%	22%	10%

(1)	Annualized.

	The Paradigm Portfolio
	For the
	Six Months		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2011		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2010	2009	2008	2007	2006

Ratio of expenses to average net assets:
Before expense reduction	1.37	%(1)	1.36%	1.36%	1.33%	1.33%	1.40%
After expense reduction	1.37	%(1)	1.36%	1.36%	1.33%	1.33%	1.32%
Ratio of net investment income (loss) to average net assets:
Before expense reduction	0.08	%(1)	0.83%	1.15%	0.86%	0.75%	0.85%
After expense reduction	0.08	%(1)	0.83%	1.15%	0.86%	0.75%	0.93%
Portfolio turnover rate	41%		7%	15%	34%	8%	3%

(1)	Annualized.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2011 (Unaudited)

	The Medical Portfolio
	For the
	Six Months		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2011		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2010	2009	2008	2007	2006

Ratio of expenses to average net assets:
Before expense reduction	1.38	%(1)	1.39%	1.43%	1.42%	1.49%	1.44%
After expense reduction	1.38	%(1)	1.39%	1.43%	1.42%	1.40%	1.34%
Ratio of net investment income (loss) to average net assets:
Before expense reduction	1.36	%(1)	0.55%	1.14%	1.02%	0.42%	0.33%
After expense reduction	1.36	%(1)	0.55%	1.14%	1.02%	0.51%	0.43%
Portfolio turnover rate	4%		3%	13%	28%	38%	20%

(1)	Annualized.

	The Small Cap Opportunities Portfolio
	For the
	Six Months		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2011		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2010	2009	2008	2007	2006

Ratio of expenses to average net assets:
Before expense reduction	1.43	%(1)	1.42%	1.42%	1.36%	1.34%	1.40%
After expense reduction	1.43	%(1)	1.42%	1.42%	1.36%	1.31%	1.27%
Ratio of net investment income (loss) to average net assets:
Before expense reduction	0.07	%(1)	0.02%	(0.05)%	0.51%	0.38%	0.30%
After expense reduction	0.07	%(1)	0.02%	(0.05)%	0.51%	0.41%	0.43%
Portfolio turnover rate	12%		4%	4%	16%	17%	6%

(1)	Annualized.

	The Market Opportunities Portfolio
	For the
	Six Months		For the	For the	For the	For the	January 31,
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	2006ˆ through
	June 30, 2011		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2010	2009	2008	2007	2006

Ratio of expenses to average net assets:
Before expense reduction	1.44	%(1)	1.42%	1.42%	1.36%	1.44%	1.81	%(1)
After expense reduction	1.44	%(1)	1.42%	1.42%	1.36%	1.44%	1.61	%(1)
Ratio of net investment income (loss) to average net assets:
Before expense reduction	0.33	%(1)	0.56%	0.26%	1.25%	0.61%	0.16	%(1)
After expense reduction	0.33	%(1)	0.56%	0.26%	1.25%	0.61%	0.36	%(1)
Portfolio turnover rate	11%		12%	14%	77%	14%	0%

ˆ	Commencement of operations.

(1)	Annualized.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2011 (Unaudited)

	The Water Infrastructure Portfolio
	For the
	Six Months		For the	For the	For the	June 29,
	Ended		Year Ended	Year Ended	Year Ended	2007ˆ through
	June 30, 2011		December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2010	2009	2008	2007

Ratio of expenses to average net assets:
Before expense reduction	1.39	%(1)	1.47%	1.49%	1.49%	2.01	%(1)
After expense reduction	1.39	%(1)	1.47%	1.49%	1.49%	2.01	%(1)
Ratio of net investment income (loss) to average net assets:
Before expense reduction	1.23	%(1)	1.04%	0.63%	1.27%	0.96	%(1)
After expense reduction	1.23	%(1)	1.04%	0.63%	1.27%	0.96	%(1)
Portfolio turnover rate	6%		111%	45%	66%	7%

ˆ	Commencement of operations.

(1)	Annualized.

	The Multi-Disciplinary Portfolio
	For the
	Six Months		For the	For the	February 11,
	Ended		Year Ended	Year Ended	2008ˆ through
	June 30, 2011		December 31,	December 31,	December 31,
	(Unaudited)		2010	2009	2008

Ratio of expenses to average net assets:
Before expense reduction	1.55	%(1)	2.41%	3.66%	5.09	%(1)
After expense reduction	1.55	%(1)	2.41%	3.66%	5.09	%(1)
Ratio of net investment income (loss) to average net assets:
Before expense reduction	5.49	%(1)	2.58%	(1.20)%	(3.49	)%(1)
After expense reduction	5.49	%(1)	2.58%	(1.20)%	(3.49	)%(1)
Portfolio turnover rate	28%		38%	77%	N/A(2)

ˆ	Commencement of operations.

(1)	Annualized.

(2)	The Portfolio did not hold any long-term securities during the period, therefore the portfolio turnover is not applicable.

8. Summary of Fair Value Exposure

Various inputs are used in determining the value of the Master Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 — Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2011 (Unaudited)

valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Internet Portfolio
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011:

	Level 1		Level 2		Level 3		Total

Common Stocks	$116,759,262	ˆ	$5,111	(1)	$1,891,145	(2)	$118,655,518
Escrow Notes	—		—		—	*	—	*
Rights	979,256		—		—		979,256
Short-Term Investments	3,975,558		—		—		3,975,558
Investments Purchased with the Cash
Proceeds from Securities Lending	49,273,501		—		—		49,273,501

Total Investments in Securities	$170,987,577		$5,111		$1,891,145		$172,883,833

*	Amount is less than $0.50.

ˆ	See Portfolio of Investments for breakout of common stocks by industry classification.

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industry:

Telecommunications	5,111

(2)	The Common Stocks Level 3 balance consists of the market values of the associated Level 3 investments in the following industries:

European Exchanges	$1,891,145
Special Purpose Entity	—	*

	$1,891,145

Transfers out of Level 2 into Level 1	$1,211,112
Transfers out of Level 1 and into Level 3	$1,891,145

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2011 (Unaudited)

Transfers were made into Level 3 due to a lack of market activity. Transfers were made out of Level 2 and into Level 1 due to an increase in market activity.

Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Description	Securities

Balance as of December 31, 2010	$502
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(502)
Purchases	—
Sales	—
Transfer in and/or out of Level 3	1,891,145

Balance as of June 30, 2011	$1,891,145

*	Amount is less than $0.50.

The Global Portfolio
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011:

	Level 1		Level 2	Level 3	Total

Common Stocks	$5,171,834	ˆ	$—	$—	$5,171,834	*
Warrants	653		—	—	653
Investments Purchased with the Cash
Proceeds from Securities Lending	562,925		—	—	562,925

Total Investments in Securities	$5,735,412		$—	$—	$5,735,412

ˆ	See Portfolio of Investments for breakout of common stocks by industry classification.

The Paradigm Portfolio
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011:

	Level 1		Level 2	Level 3		Total

Common Stocks	$1,140,142,699	ˆ	$—	$—		$1,140,142,699
Escrow Notes	—		—	—	*	—	*
Convertible Bonds	—		5,467,500			5,467,500
Corporate Bonds	—		—	10		10
Short-Term Investments	43,588,609		—	—		43,588,609
Investments Purchased with the Cash
Proceeds from Securities Lending	188,226,101		—	—		188,226,101

Total Investments in Securities	$1,371,957,409		$5,467,500	$10		$1,377,424,919

*	Amount is less than $0.50.

ˆ	See Portfolio of Investments for breakout of common stocks by industry classification.

Transfers out of Level 2 and into Level 3	$10

Transfers were made out of Level 2 due to a lack of market activity.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2011 (Unaudited)

Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Description	Securities

Balance as of December 31, 2010	$— *
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfer in and/or out of Level 3	10

Balance as of June 30, 2011	$10

*	Amount is less than $0.50.

The Medical Portfolio
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011:

	Level 1		Level 2		Level 3		Total

Common Stocks	$32,859,299	ˆ	$—		$—		$32,859,299
Escrow Notes	—		—		—	*	—	*
Rights	37,447		3,964	(1)	—		41,411
Short-Term Investments	1,693,121		—		—		1,693,121
Investments Purchased with the Cash
Proceeds from Securities Lending	8,874,018		—		—		8,874,018

Total Investments in Securities	$43,463,885		$3,964		$—	*	$43,467,849

*	Amount is less than $0.50.

ˆ	See Portfolio of Investments for breakout of common stocks by industry classification.

(1)	The Rights Level 2 balance consists of the market value of the associated Level 2 investments in the following industry:

Funds, Trusts, and Other Financial Vehicles	$3,964

Transfers into Level 2 out of Level 1	$3,964

Transfers were made out of Level 1 and into Level 2 due to a lack of market activity.

Transfers between levels are recognized at the end of the reporting period.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Description	Securities

Balance as of December 31, 2010	$—	*
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfer in and/or out of Level 3	—

Balance as of June 30, 2011	$—	*

*	Amount is less than $0.50.

The Small Cap Portfolio
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011:

	Level 1		Level 2		Level 3	Total

Common Stocks	$108,066,769	ˆ	$4,267,760	(1)	$—	$112,334,529
Corporate Bonds	—		—		3	3
Rights	450,785		—		—	450,785
Short-Term Investments	802,423		—		—	802,423
Investments Purchased with the Cash
Proceeds from Securities Lending	18,973,978		—		—	18,973,978

Total Investments in Securities	$128,293,955		$4,267,760		$3	$132,561,718

ˆ	See Portfolio of Investments for breakout of common stocks by industry classification.

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Asset Management	$2,160,780
Oil and Gas Extraction	2,053,940
Real Estate	1,155
Telecommunications	51,885

$4,267,760

Transfers into Level 2 out of Level 1	$2,089,060
Transfers out of Level 2 into Level 3	$3

Transfers were made out of Level 1 and into Level 2 due to a lack of market activity. Transfers were made out of Level 2 and into Level 3 due to a lack of market activity.

Transfers between levels are recognized at the end of the reporting period.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Description	Securities

Balance as of December 31, 2010	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfer in and/or out of Level 3	3

Balance as of June 30, 2011	$3

The Market Opportunities Portfolio
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011:

	Level 1		Level 2		Level 3	Total

Common Stocks	$49,253,632	ˆ	$535,117	(1)	$—	$49,788,749
Short-Term Investments	542,126		—		—	542,126
Investments Purchased with the Cash
Proceeds from Securities Lending	10,281,357		—		—	10,281,357

Total Investments in Securities	$60,077,115		$535,117		$—	$60,612,232

ˆ	See Portfolio of Investments for breakout of common stocks by industry classification.

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industry:

Asset Management	$535,117

The Water Infrastructure Portfolio
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011:

	Level 1		Level 2	Level 3	Total

Common Stocks	$2,194,181	ˆ	$—	$—	$2,194,181
Convertible Bonds	—		3,139,481	—	3,139,481
Corporate Bonds	—		5,158,478	—	5,158,478
Warrants	—		6,400	—	6,400
Short-Term Investments	2,136,875		—	—	2,136,875
Investments Purchased with the Cash
Proceeds from Securities Lending	2,525,320		—	—	2,525,320

Total Investments in Securities	$6,856,376		$8,304,359	$—	$15,160,735

Put Options Written	$—		$(424,570)	$—	$(424,570)

ˆ	See Portfolio of Investments for breakout of common stocks by industry classification.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2011 (Unaudited)

The Multi-Disciplinary Portfolio
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011:

	Level 1	Level 2	Level 3	Total

Convertible Bonds	$—	$4,215,012	$—	$4,215,012
Corporate Bonds	—	7,664,336	—	7,664,336
Municipal Bonds	—	1,505,000	—	1,505,000
Short-Term Investments	1,250,229	—	—	1,250,229
Investments Purchased with the Cash
Proceeds from Securities Lending	2,481,435	—	—	2,481,435

Total Investments in Securities	$3,731,664	$13,384,348	$—	$17,116,012

Put Options Written	$—	$(745,861)	$—	$(745,861)

9. Disclosures about Derivative Instruments and Hedging Activities

The Master Portfolios have adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why a Master Portfolio uses derivatives, how derivatives are accounted for by the Master Portfolios, and how derivative instruments affect a Master Portfolio’s results of operations and financial position. The Master Portfolios utilized options to implement or to gain further exposure to their respective investment strategies.

The Water Infrastructure Portfolio
Statement of Assets and Liabilities
Fair Values of derivative instruments as of June 30, 2011:

	Assets		Liabilities
Equity Contracts	Description	Fair Value	Description	Fair Value

Purchased Options	Investments*	$—
			Written option
Written Options			contracts, at value	$424,570

Total		$—		$424,570

*	Purchased options are included in investments with other long positions.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2011 (Unaudited)

Statement of Operations
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2011:

Amount of Realized Gain on Equity Contracts

Equity Contracts

Purchased Options	$—	**
Written Options	1,532,820

Total	$1,532,820

**	Purchased options are included with investments.

Change in Unrealized Depreciation on Equity Contracts

Equity Contracts

Purchased Options	$— ***
Written Options	(789,331)

Total	$(789,331)

***	Purchased options are included with investments.

The Water Infrastructure Portfolio has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Portfolio’s Statement of Assets and Liabilities and Statement of Operations. For the six months ended June 30, 2011: no long option contracts were purchased and $0 premiums were paid, written option contracts (4,537 contracts) were opened and $792,214 premiums were received during the period.

The Multi-Disciplinary Portfolio
Statement of Assets and Liabilities
Fair Values of derivative instruments as of June 30, 2011:

	Assets		Liabilities
Equity Contracts	Description	Fair Value	Description	Fair Value

Purchased Options	Investments*	$—
			Written option
Written Options			contracts, at value	$745,861

Total		$—		$745,861

*	Purchased options are included in investments with other long positions.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2011 (Unaudited)

Statement of Operations
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2011:

Amount of Realized Gain on Equity Contracts

Equity Contracts

Purchased Options	$—	**
Written Options	175,872

Total	$175,872

**	Purchased options are included with investments.

Change in Unrealized Appreciation on Equity Contracts

Equity Contracts

Purchased Options	$—	***
Written Options	70,510

Total	$70,510

***	Purchased options are included with investments.

The Multi-Disciplinary Portfolio has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Portfolio’s Statement of Assets and Liabilities and Statement of Operations. For the six months ended June 30, 2011: no long option contracts were purchased and $0 premiums were paid, written option contracts (4,542 contracts) were opened and $909,989 premiums were received during the period.

10. New Accounting Pronouncement

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact the update will have on its financial statement disclosures.

11. Subsequent Events

In preparing these financial statements, management has evaluated Portfolio related events and transactions for potential recognition or disclosure through

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2011 (Unaudited)

the date the financial statements were issued. There were no events or translations that occurred during the period that materially impacted the amounts or disclosures in the Portfolios’ financial statements.

12. Tax Information

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Portfolios. In general, the provisions of the Act will be effective for the Master Portfolios’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Master Portfolio’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Master Portfolios, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

13. Information about Proxy Voting

Information regarding how Kinetics Portfolios Trust votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-930-3828 or by accessing the Funds’ website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.

14. Information about the Portfolio Holdings

The Kinetics Portfolios Trust files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Portfolios’ Form N-Q is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Kinetics Mutual
Funds, Inc.
615 East Michigan Street
Milwaukee, WI 53202
INVESTMENT ADVISER AND
SHAREHOLDER SERVICING AGENT
Kinetics Asset Management LLC
555 Taxter Road
Suite 175
Elmsford, NY 10523
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street
Suite 2400
Philadelphia, PA 19103
DISTRIBUTOR
Kinetics Funds Distributor, LLC
555 Taxter Road
Suite 175
Elmsford, NY 10523
ADMINISTRATOR
FUND ACCOUNTANT AND
TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 River Center Drive, Suite 302
Milwaukee, WI 53212
THIS MATERIAL MUST BE PRECEDED OR
ACCOMPANIED BY A PROSPECTUS

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
Item 6. Schedule of Investments.
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.
Item 11. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in

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Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable.
(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
(3) Not applicable to open-end investment companies.
(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
     (Registrant) Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By (Signature and Title)*	/s/ Peter B. Doyle
Peter B. Doyle, President
  Date September 6, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter B. Doyle Peter B. Doyle, President
  Date September 6, 2011

By (Signature and Title)*	/s/ Leonid Polyakov Leonid Polyakov, Treasurer
  Date September 6, 2011

*	Print the name and title of each signing officer under his or her signature.

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